BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.5%
Cayman Islands — 0.7%
(a)(b)
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (LIBOR USD 3 Month +
1.16%), 1.29%, 07/20/34
(c)
..... USD 921 $ 920,974
AGL CLO 5 Ltd.
(c)
:
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.55%,
07/20/34 ............... 411 411,177
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.85%,
07/20/34 ............... 574 574,081
AGL CLO 7 Ltd., Series 2020-7A, Class
AR, (LIBOR USD 3 Month + 1.20%),
1.33%, 07/15/34
(c)
........... 530 530,380
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.53%, 04/17/31
(c)
........... 256 254,108
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 1.23%, 07/15/31
(c)
..... 250 250,125
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
1.98%, 10/15/29
(c)
........... 252 251,889
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 1.58%, 04/25/31
(c)
..... 125 125,376
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.32%, 07/15/34
(c)
608 606,206
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.14%, 04/20/31
(c)
.... 620 619,904
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2021-FL2,
Class A, (LIBOR USD 1 Month +
1.10%), 1.18%, 05/15/36
(c)
..... 1,870 1,871,727
Ares LIX CLO Ltd., Series 2021-59A,
Class A, (LIBOR USD 3 Month +
1.03%), 1.21%, 04/25/34
(c)
..... 250 248,018
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 1.83%, 07/15/34
(c)
..... 790 790,763
Assurant CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.10%), 2.23%, 10/20/29
(c)
..... 258 257,291
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.49%, 04/22/27
(c)
........... 287 286,564
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/19/34
(c)
575 576,073
Battalion CLO X Ltd.
(c)
:
Series 2016-10A, Class A1R2,
(LIBOR USD 3 Month + 1.17%),
1.30%, 01/25/35 .......... 732 731,514
Series 2016-10A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.68%, 01/25/35 .......... 485 481,224
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.85%, 04/24/34
(c)
..... 288 288,089
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
1.58%, 07/15/29
(c)
........... 610 609,772
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29
(c)
........... USD 283 $ 282,798
BlueMountain CLO Ltd.
(c)
:
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.74%,
10/22/30 ............... 250 250,096
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.88%,
10/20/30 ............... 256 255,980
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 07/15/31
(c)
502 501,147
BlueMountain Fuji US CLO III Ltd.,
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.15%), 1.28%,
01/15/30
(c)
................ 250 250,000
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 1.83%, 01/15/34
(c)
..... 250 250,011
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
1.10%, 04/17/31
(c)
........... 249 249,822
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.48%, 04/20/29
(c)
..... 313 312,632
Cedar Funding II CLO Ltd., Series
2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.21%, 04/20/34
(c)
250 249,710
Cedar Funding VI CLO Ltd., Series
2016-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.18%, 04/20/34
(c)
600 598,264
Cedar Funding XI CLO Ltd.
(c)
:
Series 2019-11A, Class A1R,
(LIBOR USD 3 Month + 1.05%),
1.17%, 05/29/32 .......... 250 249,810
Series 2019-11A, Class A2R,
(LIBOR USD 3 Month + 1.35%),
1.47%, 05/29/32 .......... 250 250,065
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.68%, 04/15/30
(c)
.... 401 399,797
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/19/29
(c)
288 285,152
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.14%, 07/15/33
(c)
603 601,994
CIFC Funding Ltd.
(c)
:
Series 2013-3RA, Class A1, (LIBOR
USD 3 Month + 0.98%), 1.11%,
04/24/31 ............... 250 250,125
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 1.93%,
07/20/30 ............... 276 275,913
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.13%,
04/18/31 ............... 432 432,321
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.76%,
07/15/36 ............... 875 875,017
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.53%, 04/17/30
(c)
..... 402 400,952

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.32%, 07/20/34
(c)
.... USD 608 $ 607,314
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/18/30
(c)
250 249,999
Dryden 77 CLO Ltd., Series 2020-77A,
Class AR, (LIBOR USD 3 Month +
1.12%), 1.26%, 05/20/34
(c)
..... 308 307,464
Dryden Senior Loan Fund, Series
2021-87A, Class A1, (LIBOR USD 3
Month + 1.10%), 1.24%, 05/20/34
(c)
160 159,541
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/20/34
(c)
..... 475 475,033
Elmwood CLO III Ltd., Series 2019-3A,
Class A1, (LIBOR USD 3 Month +
1.37%), 1.50%, 10/15/32
(c)
..... 250 250,000
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 1.37%, 04/15/33
(c)
..... 300 300,600
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (LIBOR USD 3 Month +
0.95%), 1.08%, 04/17/31
(c)
..... 250 249,852
Flatiron CLO 19 Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month +
1.32%), 1.44%, 11/16/32
(c)
...... 250 250,236
Flatiron CLO 21 Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.11%), 1.26%, 07/19/34
(c)
...... 1,000 1,000,511
FS Rialto, Series 2021-FL2, Class A,
(LIBOR USD 1 Month + 1.22%),
1.30%, 04/16/28
(c)
........... 390 389,860
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 1.10%, 10/15/30
(c)
..... 275 274,873
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.33%, 04/16/34
(c)
334 335,347
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.03%, 01/20/33
(c)
........... 326 326,333
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.20%, 01/18/31
(c)
........... 250 250,000
Gracie Point International Funding
(c)
:
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.49%,
11/01/23 ............... 410 410,000
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.49%,
11/01/23 ............... 550 550,000
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.50%, 04/15/33
(c)
1,742 1,744,033
Gulf Stream Meridian 4 Ltd., Series
2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 1.31%, 07/15/34
(c)
1,513 1,513,034
HPS Loan Management 10-2016 Ltd.,
Series 10A-16, Class A1RR, (LIBOR
USD 3 Month + 1.14%), 1.27%,
04/20/34
(c)
................ 607 604,944
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.28%, 04/20/32
(c)
.... USD 258 $ 259,322
KVK CLO Ltd., Series 2018-1A, Class
A, (LIBOR USD 3 Month + 0.93%),
1.06%, 05/20/29
(c)
........... 129 128,605
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.38%, 07/15/36
(c)
1,490 1,491,683
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 1,454 1,502,889
Logan CLO I Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month +
1.16%), 1.31%, 07/20/34
(c)
..... 611 611,157
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (LIBOR
USD 3 Month + 0.90%), 1.04%,
07/23/29
(c)
................ 826 825,872
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
04/19/30
(c)
................ 250 248,742
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/25/29
(c)
................ 288 287,999
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.33%,
07/29/30
(c)
................ 259 258,924
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 1.98%,
01/15/33
(c)
................ 518 518,144
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/17/34
(c)
................ 429 428,488
Mariner CLO LLC, Series 2016-3A,
Class AR2, (LIBOR USD 3 Month +
0.99%), 1.13%, 07/23/29
(c)
..... 250 249,917
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.17%, 04/15/34
(c)
........... 860 857,564
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.78%,
10/17/30
(c)
................ 250 249,999
Neuberger Berman Loan Advisers CLO
42 Ltd., Series 2021-42A, Class A,
(LIBOR USD 3 Month + 1.10%),
1.24%, 07/16/35
(c)
........... 415 414,364
Ocean Trails CLO VI
(c)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.58%,
07/15/28 ............... 200 199,747
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.38%,
07/15/28 ............... 250 250,069
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 1.53%, 04/26/31
(c)
..... 300 299,988

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.09%, 04/16/31
(c)
........... USD 289 $ 289,275
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.76%,
07/15/36
(c)
................ 300 298,891
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.68%,
10/20/31
(c)
................ 250 250,054
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.48%,
07/19/30
(c)
................ 263 263,148
OHA Credit Funding 3 Ltd.
(c)
:
Series 2019-3A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.29%,
07/02/35 ............... 287 287,157
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.80%,
07/02/35 ............... 308 307,940
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/19/32
(c)
150 150,023
Palmer Square CLO Ltd.
(c)
:
Series 2015-1A, Class A1A4,
(LIBOR USD 3 Month + 1.13%),
1.26%, 05/21/34 .......... 1,974 1,984,907
Series 2018-3A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.02%,
08/15/26 ............... 312 312,411
Palmer Square Loan Funding Ltd.
(c)
:
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.57%,
11/15/26 ............... 250 250,128
Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.40%), 1.53%,
01/20/27 ............... 436 435,931
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
04/20/27 ............... 583 582,594
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
1.93%, 08/23/31
(c)
........... 269 268,662
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.31%, 07/24/31
(c)
..... 278 277,728
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/20/34
(c)
..... 250 249,557
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 1.53%, 04/20/34
(c)
..... 250 246,356
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 1.58%, 01/15/34
(c)
250 248,182
Rockford Tower CLO Ltd.
(c)
:
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
1.78%, 04/20/34 .......... 250 248,171
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.23%,
05/20/31 ............... 250 250,076
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 1.17%), 1.25%,
07/20/34 ............... USD 831 $ 830,547
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/31
(c)
..... 247 247,506
RR 3 Ltd., Series 2018-3A, Class
A1R2, (LIBOR USD 3 Month +
1.09%), 1.22%, 01/15/30
(c)
..... 257 257,167
Signal Peak CLO 8 Ltd.
(c)
:
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 1.40%,
04/20/33 ............... 250 250,765
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/20/33 ............... 250 249,163
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class A, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 07/20/34
(c)
.... 608 608,445
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 1.98%, 10/20/32
(c)
.... 290 289,838
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.41%, 01/25/32
(c)
400 400,098
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.73%, 01/20/31
(c)
..... 250 250,097
TICP CLO VI Ltd.
(c)
:
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 1.25%,
01/15/34 ............... 250 249,863
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
01/15/34 ............... 250 246,503
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.76%, 07/15/34
(c)
..... 300 300,000
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.46%, 01/20/33
(c)
..... 870 870,973
Trestles CLO Ltd., Series 2017-1A,
Class A1R, (LIBOR USD 3 Month +
0.99%), 1.12%, 04/25/32
(c)
..... 300 299,854
Trinitas CLO XIV Ltd.
(c)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.13%,
01/25/34 ............... 452 452,913
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
01/25/34 ............... 343 344,698
Voya CLO Ltd.
(c)
:
Series 2015-2A, Class AR, (LIBOR
USD 3 Month + 0.97%), 1.11%,
07/23/27 ............... 194 194,717
Series 2017-3A, Class A1R, (LIBOR
USD 3 Month + 1.04%), 1.17%,
04/20/34 ............... 300 298,973
Whitebox CLO II Ltd.
(c)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.88%,
10/24/31 ............... 450 450,913
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
10/24/31 ............... 300 300,282

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.79%, 10/22/29
(c)
..... USD 256 $ 255,853
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
1.88%, 10/20/29
(c)
........... 725 725,766
York CLO-6 Ltd., Series 2019-1A, Class
A1, (LIBOR USD 3 Month + 1.35%),
1.49%, 07/22/32
(c)
........... 1,094 1,094,257
53,909,690
Ireland — 0.1%
(c)
Aqueduct European CLO 4 DAC,
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
........... EUR 250 289,559
Aqueduct European CLO DAC, Series
2019-4X, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32
(d)
207 239,755
Cairn CLO XII DAC, Series 2020-12A,
Class B, (EURIBOR 3 Month +
2.30%), 2.30%, 04/15/33
(a)
..... 260 301,402
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(d)
207 240,324
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(d)
..... 231 266,269
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(d)
...... 135 156,371
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30
(d)
259 299,443
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(d)
........... 160 183,908
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(d)
..... 268 309,901
Prodigy Finance DAC
(a)(b)
:
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.59%,
07/25/51 ............... USD 530 533,076
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 3.84%,
07/25/51 ............... 310 312,224
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 5.99%,
07/25/51 ............... 250 252,784
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
1.85%, 12/20/31
(d)
........... EUR 207 239,808
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32
(d)
260 301,312
3,926,136
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
(c)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)
..... EUR 250 $ 289,838
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32
(d)
........... 142 164,832
454,670
United States — 1.7%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.43%, 05/25/36
(c)
..... USD 909 894,216
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 06/15/36
(a)
(c)
...................... 2,790 2,783,436
Ajax Mortgage Loan Trust
(a)(c)
:
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 8,098 8,156,194
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 935 932,437
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 618 610,190
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 374,610
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 252,680
Battalion CLO 18 Ltd.
(a)(c)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/15/32 ............... 449 449,201
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.43%,
10/15/32 ............... 449 449,181
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.32%, 07/15/34
(a)(c)
... 612 611,608
BHG Securitization Trust
(a)
:
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,400 1,401,643
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 170 172,956
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 100 103,110
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,850 1,869,244
College Avenue Student Loans LLC,
Series 2021-B,  3.78%, 06/25/52 . 100 99,903
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 4,977 4,956,360
Lendmark Funding Trust
(a)
:
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 960 964,450
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 740 743,702
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 640 648,324
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 2,050 2,095,051

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.18%, 07/16/36
(a)(c)
.......... USD 970 $ 970,349
Mosaic Solar Loans LLC
(a)
:
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 434 458,524
Series 2021-2A, Class A, 1.64%,
04/22/47 ............... 3,114 3,082,731
Series 2021-2A, Class B, 2.09%,
04/22/47 ............... 1,244 1,242,914
Navient Private Education Refi Loan
Trust
(a)
:
Series 2019-A, Class A2A, 3.42%,
01/15/43 ............... 428 437,394
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(c)
5,762 5,764,396
Series 2021-DA, Class B, 2.61%,
04/15/60
(e)
.............. 960 960,000
Series 2021-DA, Class C, 3.48%,
04/15/60
(e)
.............. 2,477 2,477,000
Series 2021-DA, Class D, 4.00%,
04/15/60
(e)
.............. 790 767,880
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.89%,
04/20/62
(c)
.............. 9,234 9,272,756
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.12%,
04/20/62
(c)
.............. 4,220 4,303,188
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 8,090 8,200,868
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 4,690 4,719,700
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 2,000 2,028,272
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... 7,096 7,099,621
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 7,560 7,565,447
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 2,110 2,102,375
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 620 617,909
OneMain Financial Issuance Trust
(a)
:
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 180 179,449
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 390 388,208
Oportun Issuance Trust
(a)
:
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 2,350 2,351,322
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 441,172
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 210,955
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 502,485
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 5,050 5,088,086
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
900 906,883
RR LLC, Series 2017-1A, Class A1AB,
(LIBOR USD 3 Month + 1.15%),
1.23%, 07/15/35
(a)(c)
.......... 414 414,087
Security
Par (000)
Par (000) Value
United States (continued)
SLM Private Credit Student Loan
Trust
(c)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... USD 4,989 $ 4,891,353
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 2,217 2,178,221
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.36%,
12/16/41 ............... 1,967 1,940,232
SMB Private Education Loan Trust
(a)
:
Series 2019-A, Class A2A, 3.44%,
07/15/36 ............... 1,644 1,714,755
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,335,235
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 4,810 4,876,558
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,580 2,575,064
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,410 1,406,542
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.88%,
01/15/53
(c)
.............. 4,750 4,749,999
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 500 501,078
Series 2021-C, Class C, 3.00%,
01/15/53
(e)
.............. 410 410,000
Series 2021-C, Class D, 3.93%,
01/15/53
(e)
.............. 190 190,000
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(a)
................ 893 922,075
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
08/25/47
(a)
................ 328 336,538
Upstart Pass-Through Trust
(a)
:
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 549 548,071
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 279 279,074
129,977,262
Total Asset-Backed Securities — 2.5%
(Cost: $186,673,948) ............................. 188,267,758
Shares
Shares
Common Stocks — 67.7%
Argentina — 0.5%
MercadoLibre, Inc.
(b)(f)
........... 20,343 34,164,034
Australia — 0.3%
Australia & New Zealand Banking
Group Ltd. ................ 5,607 112,603
BHP Group Ltd. ............... 25,515 681,451
BHP Group plc ............... 223,223 5,623,956
Commonwealth Bank of Australia ... 1,038 77,030
CSL Ltd. .................... 2,257 471,558
Fortescue Metals Group Ltd. ...... 44,053 469,253
Goodman Group .............. 12,417 191,061
National Australia Bank Ltd. ....... 4,296 84,722
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227)
(e)(f)(g)(h)
. 9,827,224 9,307,015

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Australia (continued)
Rio Tinto Ltd. ................ 2,732 $ 194,494
Rio Tinto plc ................. 79,172 5,189,893
Westpac Banking Corp. ......... 6,218 114,993
Woodside Petroleum Ltd. ........ 33,992 581,240
23,099,269
Belgium — 0.0%
KBC Group NV ............... 969 87,408
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao ....... 267,329 627,363
Banco do Brasil SA
(f)
........... 58,747 312,843
Cia Siderurgica Nacional SA ...... 21,002 110,993
Engie Brasil Energia SA ......... 44,036 303,398
Magazine Luiza SA
(f)
........... 356,943 941,230
Petroleo Brasileiro SA ........... 42,850 220,712
Seguridade Participacoes SA ...... 35,858 131,165
Suzano SA
(f)
................. 70,284 696,935
Vale SA .................... 9,396 130,870
Vale SA, ADR
(b)(i)
.............. 300,675 4,194,417
WEG SA ................... 19,760 143,326
7,813,252
Canada — 0.9%
Alimentation Couche-Tard, Inc., Class
B ...................... 6,509 249,034
Bank of Montreal .............. 1,705 170,217
Bank of Nova Scotia (The) ........ 1,340 82,478
Brookfield Asset Management, Inc.,
Class A .................. 2,174 116,492
Canadian Natural Resources Ltd. ... 10,638 388,951
CGI, Inc., Class A
(f)
............. 10,940 929,287
Enbridge, Inc. ................ 1,479,070 58,924,579
George Weston Ltd. ............ 1,413 152,411
Loblaw Cos. Ltd. .............. 2,425 166,415
Nutrien Ltd. .................. 4,732 307,135
Restaurant Brands International, Inc. 3,865 236,795
Royal Bank of Canada .......... 1,199 119,304
Saputo, Inc. ................. 9,086 231,060
Shopify, Inc., Class A
(f)
.......... 3,217 4,361,807
TC Energy Corp. .............. 5,020 241,607
Thomson Reuters Corp. ......... 4,718 521,677
Toronto-Dominion Bank (The) ..... 4,304 284,928
67,484,177
Cayman Islands — 0.0%
Hedosophia European Growth
(f)
.... 217,492 2,557,108
China — 2.7%
AAC Technologies Holdings, Inc. ... 197,500 933,975
Agricultural Bank of China Ltd., Class H 1,822,000 625,913
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 272,622 2,251,921
Alibaba Group Holding Ltd.
(f)
...... 386,700 7,159,341
Alibaba Group Holding Ltd., ADR
(b)(f)
. 105,752 15,656,584
Amoy Diagnostics Co. Ltd., Class A . 155,450 1,929,287
Angelalign Technology, Inc.
(a)(d)(f)
.... 27,600 1,184,192
Anhui Gujing Distillery Co. Ltd., Class B 4,200 54,504
ANTA Sports Products Ltd. ....... 235,000 4,437,618
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 27,187 1,875,901
Autobio Diagnostics Co. Ltd., Class A 83,610 691,136
Autohome, Inc., ADR
(b)
.......... 6,733 315,980
Baidu, Inc., ADR, Class A
(b)(f)
...... 299 45,971
Bank of China Ltd., Class H ....... 675,000 238,501
Brilliance China Automotive Holdings
Ltd.
(f)
.................... 84,000 33,600
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd., Class A ........... 221,800 $ 8,557,858
China CITIC Bank Corp. Ltd., Class H 172,000 77,525
China Construction Bank Corp., Class
H ...................... 1,129,000 805,748
China Evergrande Group
(i)
........ 927,000 350,221
China Feihe Ltd.
(a)(d)
............ 253,000 426,439
China Galaxy Securities Co. Ltd., Class
H ...................... 142,500 82,643
China Hongqiao Group Ltd. ....... 451,000 572,356
China Life Insurance Co. Ltd., Class H 132,000 215,854
China Merchants Bank Co. Ltd., Class
H ...................... 184,000 1,464,299
China National Building Material Co.
Ltd., Class H ............... 674,000 906,643
China Pacific Insurance Group Co. Ltd.,
Class H .................. 68,000 201,919
China Petroleum & Chemical Corp.,
Class H .................. 1,600,000 788,467
China Resources Cement Holdings Ltd. 198,000 190,317
China Tower Corp. Ltd., Class H
(a)(d)
. 1,028,000 134,341
CITIC Ltd. ................... 20,000 21,175
Contemporary Amperex Technology
Co. Ltd., Class A ............ 207,300 16,832,189
COSCO SHIPPING Holdings Co. Ltd.,
Class A
(f)
................. 70,500 186,738
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(f)
................. 409,100 620,782
Dali Foods Group Co. Ltd.
(a)(d)
..... 179,500 108,374
Dongfeng Motor Group Co. Ltd., Class
H ...................... 420,000 374,010
ENN Energy Holdings Ltd. ........ 78,600 1,296,388
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 76,800 1,305,134
Ganfeng Lithium Co. Ltd., Class H
(a)(d)
152,000 2,663,256
Glodon Co. Ltd., Class A ......... 150,990 1,561,051
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 92,200 534,012
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 100,000 87,874
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,452,000 2,405,509
Haidilao International Holding Ltd.
(a)(d)
441,000 1,689,386
Haitong Securities Co. Ltd., Class H . 98,800 90,070
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 181,600 949,409
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(d)
............ 62,200 1,315,278
Hansoh Pharmaceutical Group Co.
Ltd.
(a)(d)
................... 906,000 2,293,428
Hengan International Group Co. Ltd. . 29,500 157,312
HengTen Networks Group Ltd.
(f)
.... 544,000 159,745
Huaneng Power International, Inc.,
Class H .................. 210,000 112,669
Huazhu Group Ltd., ADR
(b)(f)
....... 19,276 883,997
Hundsun Technologies, Inc., Class A . 226,333 2,016,328
Hygeia Healthcare Holdings Co. Ltd.
(a)(d)
239,400 1,771,046
Industrial & Commercial Bank of China
Ltd., Class H ............... 1,931,000 1,070,400
Industrial Bank Co. Ltd., Class A .... 27,400 77,264
Intco Medical Technology Co. Ltd.,
Class A .................. 17,250 156,851
Jafron Biomedical Co. Ltd., Class A .. 57,600 522,583
JD Health International, Inc.
(a)(d)(f)
.... 905,850 8,729,738
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 214,000 1,665,138
Jinxin Fertility Group Ltd.
(a)(d)(f)
...... 1,293,000 1,917,627

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
China (continued)
KE Holdings, Inc., ADR
(b)(f)
........ 8,229 $ 150,262
Kindstar Globalgene Technology,
Inc., (Acquired 07/08/21, cost
$2,708,204)
(a)(d)(f)(h)
........... 2,129,500 1,581,454
Kingdee International Software Group
Co. Ltd.
(f)
................. 1,123,000 3,739,208
Kingsoft Corp. Ltd. ............. 322,000 1,282,004
Lenovo Group Ltd. ............. 284,000 370,684
Li Auto, Inc., ADR
(b)(f)(i)
........... 290,684 7,642,082
Mango Excellent Media Co. Ltd., Class
A ...................... 20,000 135,136
Meituan Dianping, Class B
(d)(f)
..... 30,100 960,836
Microport Cardioflow Medtech Corp.
(a)(d)
(f)(i)
...................... 1,623,000 1,291,729
Ming Yuan Cloud Group Holdings Ltd.
(f)
342,000 1,185,671
NetEase, Inc., ADR
(b)
........... 12,277 1,048,456
Nongfu Spring Co. Ltd., Class H
(a)(d)
. 46,000 232,893
NXP Semiconductors NV
(b)
....... 138,687 27,164,623
PetroChina Co. Ltd., Class H ...... 728,000 340,970
Pharmaron Beijing Co. Ltd., Class H
(a)(d)
8,000 190,847
PICC Property & Casualty Co. Ltd.,
Class H .................. 366,000 355,045
Ping An Insurance Group Co. of China
Ltd., Class A ............... 134,400 1,004,426
Ping An Insurance Group Co. of China
Ltd., Class H ............... 177,500 1,213,989
Prosus NV
(f)
................. 5,314 425,338
Shanghai International Airport Co. Ltd.,
Class A
(f)
................. 334,090 2,278,176
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 6,800 406,808
Smoore International Holdings Ltd.
(a)(d)
11,000 51,221
Sun Art Retail Group Ltd. ........ 247,000 114,212
TCL Technology Group Corp., Class A 50,300 48,555
Tencent Holdings Ltd. ........... 432,900 25,843,592
Tingyi Cayman Islands Holding Corp. 206,000 383,019
Tsingtao Brewery Co. Ltd., Class H .. 10,000 78,662
Venus MedTech Hangzhou, Inc., Class
H
(a)(d)(f)
................... 352,500 1,807,933
Venustech Group, Inc., Class A .... 299,496 1,280,777
Vipshop Holdings Ltd., ADR
(b)(f)
..... 29,504 328,675
Want Want China Holdings Ltd. .... 1,744,000 1,316,864
WuXi AppTec Co. Ltd., Class A ..... 76,542 1,808,703
Wuxi Biologics Cayman, Inc.
(a)(d)(f)
... 192,465 3,121,839
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 156,934 1,263,799
Yihai International Holding Ltd.
(f)(i)
... 299,000 1,666,254
Yonyou Network Technology Co. Ltd.,
Class A .................. 428,214 2,197,494
Yum China Holdings, Inc.
(b)
....... 46,324 2,691,888
Zai Lab Ltd., ADR
(b)(f)
........... 370 38,994
202,826,933
Denmark — 0.3%
AP Moller - Maersk A/S, Class A .... 421 1,084,934
AP Moller - Maersk A/S, Class B .... 403 1,090,957
DSV Panalpina A/S ............ 41,374 9,903,443
Genmab A/S
(f)
................ 8,916 3,895,596
Novo Nordisk A/S, Class B ....... 42,608 4,106,967
Pandora A/S ................. 43,979 5,339,038
25,420,935
Finland — 0.2%
Kone OYJ, Class B ............ 801 56,269
Neste OYJ .................. 224,029 12,638,002
Security
Shares
Shares Value
Finland (continued)
Nokia OYJ
(f)
................. 21,979 $ 121,221
12,815,492
France — 2.5%
Alstom SA
(i)
.................. 570,573 21,643,394
Arkema SA .................. 172,011 22,682,559
BNP Paribas SA .............. 163,123 10,436,724
Cie de Saint-Gobain ............ 251,783 16,944,251
Cie Generale des Etablissements
Michelin SCA .............. 693 106,265
Credit Agricole SA ............. 14,095 193,742
Danone SA .................. 311,876 21,263,067
Electricite de France SA ......... 28,294 355,547
EssilorLuxottica SA ............ 118,384 22,622,375
Faurecia SE ................. 27 1,281
Kering SA ................... 8,418 5,978,978
LVMH Moet Hennessy Louis Vuitton SE 35,652 25,536,252
Orange SA .................. 33,651 363,931
Pernod Ricard SA ............. 2,252 496,483
Safran SA ................... 236,881 29,960,860
Sartorius Stedim Biotech ......... 104 58,116
Societe Generale SA ........... 142,485 4,461,899
TOTAL SE .................. 4,869 232,728
Worldline SA
(a)(d)(f)
.............. 996 75,921
183,414,373
Germany — 3.4%
adidas AG .................. 90,419 28,414,765
Allianz SE (Registered) .......... 131,862 29,543,116
Auto1 Group SE
(a)(d)(f)
........... 313,332 11,458,272
BASF SE ................... 4,759 360,781
Bayerische Motoren Werke AG .... 7,323 695,532
Daimler AG (Registered) ......... 427,595 37,727,434
Deutsche Boerse AG ........... 5,931 962,403
Deutsche Post AG (Registered) .... 2,525 158,342
Deutsche Telekom AG (Registered) . 1,890,220 37,906,845
Evonik Industries AG ........... 4,954 155,344
Fresenius Medical Care AG & Co.
KGaA ................... 3,991 279,946
Fresenius SE & Co. KGaA ........ 3,068 146,850
Infineon Technologies AG ........ 206,890 8,461,431
Puma SE ................... 145,861 16,214,662
SAP SE .................... 3,906 528,205
Siemens AG ................. 333,938 54,615,909
Siemens Healthineers AG
(a)(d)
...... 2,267 147,027
Vantage Towers AG ............ 715,393 24,296,765
252,073,629
Hong Kong — 0.5%
AIA Group Ltd. ............... 2,616,800 30,104,732
CLP Holdings Ltd. ............. 93,000 895,444
Hang Lung Properties Ltd. ........ 906,000 2,064,821
Hong Kong & China Gas Co. Ltd. ... 30,000 45,327
Hysan Development Co. Ltd. ...... 227,000 739,205
Jardine Matheson Holdings Ltd.
(b)
... 2,600 137,431
Nine Dragons Paper Holdings Ltd. .. 126,000 153,799
34,140,759
India — 0.3%
HCL Technologies Ltd. .......... 60,228 1,032,998
Indian Oil Corp. Ltd. ............ 202,108 339,164
InterGlobe Aviation Ltd.
(a)(d)(f)
....... 43,485 1,181,650
Reliance Industries Ltd. ......... 436,289 13,978,862
Tata Consultancy Services Ltd. .... 5,766 292,211

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
India (continued)
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(e)(f)(h)
............ 1,951 $ 7,492,849
24,317,734
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 953,100 2,321,483
Israel — 0.1%
(b)(f)
ION Acquisition Corp. 2 Ltd. ....... 111,874 1,120,978
SimilarWeb Ltd.
(i)
.............. 56,681 1,186,333
Taboola.com Ltd., (Acquired 06/30/21,
cost $2,801,000)
(h)
........... 280,100 2,369,646
4,676,957
Italy — 1.0%
Assicurazioni Generali SpA ....... 72,526 1,536,042
Enel SpA ................... 3,680,644 28,249,745
Eni SpA .................... 14,266 190,240
Ferrari NV
(b)
................. 25,306 5,281,362
Intesa Sanpaolo SpA ........... 14,198,365 40,195,383
75,452,772
Japan — 1.4%
Aisin Seiki Co. Ltd. ............. 15,400 558,047
Asahi Kasei Corp. ............. 15,900 170,385
Astellas Pharma, Inc. ........... 54,165 891,505
Chugai Pharmaceutical Co. Ltd. .... 8,700 318,367
Daifuku Co. Ltd. ............... 32,000 3,001,146
Daikin Industries Ltd. ........... 300 65,411
Disco Corp. .................. 14,900 4,173,307
Eisai Co. Ltd. ................ 700 52,435
FANUC Corp. ................ 27,000 5,920,072
Fujitsu Ltd. .................. 1,300 234,924
GMO Payment Gateway, Inc. ...... 26,500 3,345,930
Honda Motor Co. Ltd. ........... 10,200 313,587
Hoya Corp. .................. 179,793 28,051,091
Japan Post Bank Co. Ltd. ........ 17,100 146,675
Kao Corp. ................... 16,100 958,169
Keyence Corp. ............... 19,198 11,458,732
Kirin Holdings Co. Ltd. .......... 24,100 447,293
Kose Corp. .................. 54,600 6,529,906
Mitsubishi Electric Corp. ......... 59,200 822,738
Mitsui & Co. Ltd. .............. 3,900 85,281
Mizuho Financial Group, Inc. ...... 44,800 633,793
NEC Corp. .................. 17,600 953,762
Nexon Co. Ltd. ............... 8,500 136,430
Nidec Corp. ................. 4,100 451,984
Nippon Paint Holdings Co. Ltd. ..... 31,100 338,684
Nissan Motor Co. Ltd.
(f)
.......... 46,200 230,883
Nomura Holdings, Inc. .......... 203,200 1,001,757
Obic Co. Ltd. ................. 400 76,063
Olympus Corp. ............... 20,700 453,081
Ono Pharmaceutical Co. Ltd. ...... 10,400 237,159
Oracle Corp. Japan ............ 10,500 922,385
Oriental Land Co. Ltd. .......... 41,700 6,746,050
Panasonic Corp. .............. 20,000 247,908
Recruit Holdings Co. Ltd. ........ 190,927 11,670,576
Seven & i Holdings Co. Ltd. ....... 4,100 186,650
SoftBank Corp. ............... 13,700 185,838
SoftBank Group Corp. .......... 3,000 173,356
Sony Corp. .................. 71,100 7,893,433
Sumitomo Corp. .............. 11,500 162,000
Sumitomo Mitsui Trust Holdings, Inc. . 8,100 278,964
Suntory Beverage & Food Ltd. ..... 1,600 66,329
Suzuki Motor Corp. ............ 7,700 344,029
Tokyo Electron Ltd. ............ 300 132,534
Security
Shares
Shares Value
Japan (continued)
Toshiba Corp. ................ 1,200 $ 50,509
Toyota Motor Corp. ............ 22,000 391,982
Z Holdings Corp. .............. 342,800 2,193,941
103,705,081
Luxembourg — 0.3%
ArcelorMittal SA ............... 111,670 3,418,513
Arrival Ltd., (Acquired 10/08/20, cost
$10,849,984)
(b)(f)(h)
........... 1,510,583 19,864,166
23,282,679
Macau — 0.0%
Sands China Ltd.
(f)
............. 72,400 148,167
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 100,338 281,986
Netherlands — 1.8%
Adyen NV
(a)(d)(f)
................ 8,962 25,052,052
Akzo Nobel NV ............... 174,946 19,115,419
ASML Holding NV ............. 59,850 44,711,449
Heineken Holding NV ........... 2,150 187,213
ING Groep NV ................ 3,286,356 47,778,728
Koninklijke Ahold Delhaize NV ..... 13,504 449,658
Koninklijke Philips NV ........... 5,299 235,418
Royal Dutch Shell plc, Class A ..... 18,900 420,320
Royal Dutch Shell plc, Class B ..... 11,432 253,295
138,203,552
New Zealand — 0.0%
Xero Ltd.
(f)
.................. 582 57,111
Norway — 0.0%
LINK Mobility Group Holding ASA
(f)
.. 216,508 839,179
Poland — 0.0%
InPost SA
(f)
.................. 178,488 2,961,729
Polski Koncern Naftowy ORLEN SA . 10,851 223,560
3,185,289
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 75,890 1,512,883
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 94,560
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 109,600 2,428,585
United Overseas Bank Ltd. ....... 124,800 2,360,914
4,789,499
South Africa — 0.1%
Anglo American plc ............ 144,998 5,081,985
Impala Platinum Holdings Ltd.
(i)
.... 31,850 358,945
Kumba Iron Ore Ltd. ............ 9,087 298,552
5,739,482
South Korea — 0.7%
Amorepacific Corp.
(i)
............ 86,906 12,999,355
Hana Financial Group, Inc. ....... 9,787 380,439
Kakao Corp. ................. 102,077 10,039,083
KB Financial Group, Inc. ......... 8,465 393,686
Kia Corp. ................... 567 38,293
Krafton, Inc.
(f)
................ 2,494 1,057,422
LG Chem Ltd. ................ 17,773 11,527,040
LG Electronics, Inc. ............ 649 68,990
LG Household & Health Care Ltd. ... 102 114,997
Lotte Chemical Corp. ........... 646 130,024
NCSoft Corp. ................ 2,230 1,129,615

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
South Korea (continued)
POSCO .................... 5,691 $ 1,567,066
Samsung Biologics Co. Ltd.
(a)(d)(f)
.... 383 281,043
Samsung Electronics Co. Ltd. ..... 7,390 458,140
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,096 216,565
Samsung SDI Co. Ltd. .......... 17,698 10,560,754
SK Hynix, Inc. ................ 1,757 150,410
SK Innovation Co. Ltd.
(f)
......... 1,889 415,883
51,528,805
Spain — 0.4%
Cellnex Telecom SA
(a)(d)
.......... 500,207 30,882,808
Endesa SA .................. 22,661 457,016
Iberdrola SA ................. 70,092 705,156
32,044,980
Sweden — 1.0%
Atlas Copco AB, Class A ......... 91,017 5,496,121
Atlas Copco AB, Class B ......... 2,535 128,845
Epiroc AB, Class A ............. 154,851 3,219,282
EQT AB .................... 3,307 137,319
H & M Hennes & Mauritz AB, Class B
(f)
32,984 667,650
Hexagon AB, Class B ........... 553,192 8,556,771
Sandvik AB .................. 994,737 22,726,068
Svenska Handelsbanken AB, Class A 39,133 438,266
Swedbank AB, Class A .......... 158,552 3,197,152
Volvo AB, Class A ............. 3,059 69,118
Volvo AB, Class B ............. 1,225,078 27,351,689
71,988,281
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 115,236 3,854,854
Alcon, Inc. .................. 44,812 3,606,022
Cie Financiere Richemont SA
(Registered) ............... 43,069 4,465,485
Holcim Ltd.
(f)
................. 12,382 596,627
Kuehne + Nagel International AG
(Registered) ............... 1,714 585,162
Lonza Group AG (Registered) ..... 9,851 7,389,332
Nestle SA (Registered) .......... 48,387 5,830,153
Novartis AG (Registered) ........ 5,510 451,816
On Holding AG, Class A
(b)(f)
....... 15,008 452,191
Partners Group Holding AG ....... 173 269,991
Roche Holding AG ............. 510 186,135
SGS SA (Registered) ........... 122 355,122
Sika AG (Registered) ........... 27,748 8,773,175
STMicroelectronics NV .......... 51,407 2,244,519
Straumann Holding AG (Registered) . 3,664 6,571,246
Zurich Insurance Group AG ....... 245 100,185
45,732,015
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 31,000 119,933
Asustek Computer, Inc. .......... 18,000 209,056
Cathay Financial Holding Co. Ltd. ... 663,000 1,366,963
Chunghwa Telecom Co. Ltd. ...... 394,000 1,560,839
Evergreen Marine Corp. Taiwan Ltd. . 60,000 266,553
Formosa Chemicals & Fibre Corp. .. 344,000 1,029,149
Formosa Plastics Corp. .......... 308,000 1,245,232
Fubon Financial Holding Co. Ltd. ... 820,200 2,241,470
Hon Hai Precision Industry Co. Ltd. .. 390,960 1,459,302
MediaTek, Inc. ................ 29,000 933,437
Nan Ya Plastics Corp. ........... 417,000 1,363,114
Nanya Technology Corp. ......... 47,000 109,750
Novatek Microelectronics Corp. .... 50,000 726,442
Sea Ltd., ADR
(b)(f)
.............. 19,548 6,230,534
Security
Shares
Shares Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 2,842,000 $ 58,778,492
Uni-President Enterprises Corp. .... 594,000 1,451,228
United Microelectronics Corp. ..... 118,000 267,476
Yageo Corp.
(f)
................ 117,000 1,833,829
81,192,799
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Ltd. .......... 1,929 30,904
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 797,000 1,892,621
United Arab Emirates — 0.0%
NMC Health plc
(e)(f)
............. 365,939 5
United Kingdom — 2.9%
Alphawave IP Group plc
(f)(i)
....... 745,739 2,331,156
AstraZeneca plc .............. 339,271 40,888,174
AstraZeneca plc, ADR
(b)
......... 883 53,033
Auto Trader Group plc
(a)(d)
........ 356,969 2,815,130
Barclays plc ................. 80,226 203,853
Berkeley Group Holdings plc ...... 67,764 3,957,127
BP plc ..................... 37,032 168,675
BP plc, ADR
(b)(i)
............... 237,209 6,482,922
British American Tobacco plc ...... 5,404 188,894
Coca-Cola Europacific Partners plc
(b)
. 1,896 104,830
Compass Group plc
(f)
........... 921,753 18,850,930
Diageo plc .................. 26,745 1,294,859
Experian plc ................. 3,329 139,452
Genius Sports Ltd.
(b)(f)
........... 125,772 2,346,906
GlaxoSmithKline plc ............ 26,948 508,594
Legal & General Group plc ....... 161,748 607,702
Linde plc
(b)
.................. 16,151 4,738,380
Lloyds Banking Group plc ........ 82,273,658 51,208,890
London Stock Exchange Group plc .. 1,082 108,425
National Grid plc .............. 19,106 227,662
NatWest Group plc ............. 73,348 221,134
Reckitt Benckiser Group plc ....... 852 66,933
RELX plc ................... 9,935 285,991
Spirax-Sarco Engineering plc ...... 20,513 4,127,335
THG Holdings Ltd.
(f)
............ 3,315,526 22,649,413
Unilever plc .................. 544,635 29,427,302
Unilever plc .................. 164,143 8,886,434
Vodafone Group plc ............ 8,144,491 12,393,407
215,283,543
United States — 44.5%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$7,969,637)
(e)(f)(h)
............ 210,424 7,368,823
3M Co. ..................... 759 133,144
Abbott Laboratories ............ 445,868 52,670,387
AbbVie, Inc. ................. 415,670 44,838,323
Accenture plc, Class A .......... 2,245 718,220
Adobe, Inc.
(f)
................. 3,459 1,991,415
Advance Auto Parts, Inc. ......... 22,700 4,741,803
Advanced Micro Devices, Inc.
(f)
.... 3,055 314,359
Agilent Technologies, Inc. ........ 7,491 1,180,057
Air Products & Chemicals, Inc. ..... 115,804 29,658,562
Airbnb, Inc., Class A
(f)
........... 28,399 4,763,932
Alight Group, Inc., Class A (Acquired
07/02/21, cost $1,061,510)
(f)(h)
... 106,151 1,218,613
Align Technology, Inc.
(f)
.......... 213 141,737
Alnylam Pharmaceuticals, Inc.
(f)
.... 36,187 6,832,467
Alphabet, Inc., Class A
(f)
......... 1,131 3,023,751
Alphabet, Inc., Class C
(f)
......... 50,664 135,035,266

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Altair Engineering, Inc., Class A
(f)(i)
.. 91,007 $ 6,274,023
AltC Acquisition Corp., Class A
(f)(i)
... 224,345 2,205,311
Amazon.com, Inc.
(f)
............ 28,997 95,256,305
American Electric Power Co., Inc. ... 2,540 206,197
American Express Co. .......... 780 130,673
American Tower Corp. .......... 193,995 51,488,213
American Water Works Co., Inc. .... 27,859 4,709,285
Ameriprise Financial, Inc. ........ 333 87,952
Analog Devices, Inc. ............ 652 109,197
Anthem, Inc. ................. 72,938 27,191,286
Aon plc, Class A .............. 630 180,035
Apple, Inc.
(j)
................. 921,778 130,431,587
Applied Materials, Inc. .......... 223,307 28,746,310
Aptiv plc
(f)
................... 117,226 17,463,157
Aramark .................... 19,937 655,130
Astra Space, Inc., (Acquired 06/30/21,
cost $2,495,210)
(f)(h)
.......... 249,521 2,168,337
Atlassian Corp. plc, Class A
(f)
...... 19,188 7,510,567
Autodesk, Inc.
(f)
............... 94,945 27,075,466
AutoZone, Inc.
(f)
............... 205 348,088
Bank of America Corp. .......... 1,396,873 59,297,259
Bank of New York Mellon Corp. (The) 8,554 443,439
Bath & Body Works, Inc. ......... 101,852 6,419,732
Baxter International, Inc. ......... 12,176 979,316
Becton Dickinson and Co. ........ 2,287 562,190
Berkshire Grey, Inc., Class A
(f)
..... 89,420 628,623
Berkshire Hathaway, Inc., Class B
(f)
.. 21,605 5,896,869
Best Buy Co., Inc.
(i)
............ 36,825 3,892,771
Biogen, Inc.
(f)
................. 506 143,193
Blackstone Group, Inc. (The), Class A 509 59,217
Blend Labs, Inc., Class A
(f)(i)
....... 280,175 3,776,759
Booking Holdings, Inc.
(f)
......... 32 75,964
Boston Scientific Corp.
(f)
......... 1,244,539 54,000,547
Bright Horizons Family Solutions, Inc.
(f)
8,517 1,187,440
Bristol-Myers Squibb Co. ......... 512,512 30,325,335
Broadcom, Inc. ............... 502 243,435
Brookfield Renewable Corp. ...... 3,233 125,583
Brown-Forman Corp., Class B ..... 4,189 280,705
Cadence Design Systems, Inc.
(f)
.... 30,884 4,677,073
California Resources Corp.
(f)
...... 131,224 5,380,184
Capital One Financial Corp. ....... 318,691 51,618,381
Capri Holdings Ltd.
(f)
............ 115,858 5,608,686
Carrier Global Corp.
(i)
........... 101,045 5,230,089
Centene Corp.
(f)
............... 1,566 97,577
Cerner Corp. ................. 16,125 1,137,135
Charles Schwab Corp. (The)
(i)
..... 634,655 46,228,270
Charter Communications, Inc., Class
A
(f)
...................... 44,316 32,242,549
Cigna Corp. ................. 7,731 1,547,437
Cintas Corp. ................. 179 68,138
Citigroup, Inc. ................ 1,983 139,167
CME Group, Inc. .............. 26,939 5,209,464
Cognizant Technology Solutions Corp.,
Class A .................. 3,992 296,246
Colgate-Palmolive Co. .......... 1,535 116,015
Comcast Corp., Class A ......... 965,120 53,979,162
ConocoPhillips ............... 832,920 56,446,988
Consolidated Edison, Inc. ........ 1,194 86,672
Constellation Brands, Inc., Class A .. 10,473 2,206,556
Corteva, Inc. ................. 14,373 604,816
Costco Wholesale Corp. ......... 100,274 45,058,122
Crowdstrike Holdings, Inc., Class A
(f)
. 61,988 15,235,411
Crown Castle International Corp. ... 8,084 1,401,119
Crown PropTech Acquisitions
(e)(f)
.... 62,472 35,609
Crown PropTech Acquisitions
(f)
..... 162,972 1,600,385
Security
Shares
Shares Value
United States (continued)
CSX Corp. .................. 3,115 $ 92,640
Danaher Corp. ............... 6,277 1,910,970
Danimer Scientific, Inc.
(f)
......... 41,152 672,424
Datadog, Inc., Class A
(f)
......... 21,820 3,084,257
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$8,829,800)
(e)(f)(h)(k)
........... 8,829,800 9,618,654
Deere & Co. ................. 13,224 4,430,966
Dell Technologies, Inc., Class C
(f)
... 210,801 21,931,736
Delta Air Lines, Inc.
(f)
........... 92,436 3,938,698
Devon Energy Corp. ............ 91,274 3,241,140
DexCom, Inc.
(f)
............... 14,133 7,728,772
Diamondback Energy, Inc. ........ 9,090 860,550
Diversey Holdings Ltd.
(f)(i)
......... 826,476 13,256,675
DocuSign, Inc.
(f)
............... 1,712 440,720
Dollar Tree, Inc.
(f)
.............. 2,754 263,613
Doma Holding, Inc., (Acquired
07/28/21, cost $4,723,000)
(f)(h)
... 472,300 3,495,020
Dominion Energy, Inc. ........... 804 58,708
Dow, Inc. ................... 7,892 454,264
DR Horton, Inc. ............... 356,515 29,936,565
Duke Energy Corp. ............ 1,451 141,603
Dynatrace, Inc.
(f)
.............. 78,901 5,599,604
Eaton Corp. plc ............... 8,681 1,296,160
Edwards Lifesciences Corp.
(f)
...... 181,154 20,508,444
Electronic Arts, Inc. ............ 1,780 253,205
Eli Lilly & Co. ................ 907 209,562
Emerson Electric Co. ........... 15,709 1,479,788
Energy Transfer LP ............ 295,477 2,830,670
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(e)(f)(h)
......... 14,282 13,497,633
EQT Corp.
(f)(i)
................. 1,523,705 31,175,004
Equity Residential ............. 4,570 369,804
Estee Lauder Cos., Inc. (The), Class A 8,914 2,673,576
Eversource Energy ............ 1,944 158,941
Expedia Group, Inc.
(f)(i)
.......... 26,208 4,295,491
Exxon Mobil Corp. ............. 14,993 881,888
Facebook, Inc., Class A
(f)
......... 94,230 31,980,720
Fair Isaac Corp.
(f)
.............. 8,498 3,381,609
FedEx Corp. ................. 21,015 4,608,379
Ferguson plc ................. 35,442 4,920,126
Fidelity National Information Services,
Inc. ..................... 4,622 562,405
Fiserv, Inc.
(f)
................. 2,482 269,297
Ford Motor Co.
(f)
.............. 497,025 7,037,874
Fortinet, Inc.
(f)
................ 31,200 9,111,648
Fortive Corp. ................. 613,055 43,263,291
Fortune Brands Home & Security, Inc. 41,442 3,705,744
Freeport-McMoRan, Inc.
(j)
........ 1,160,835 37,761,963
Frontier Communications Parent, Inc.
(f)(i)
147,068 4,098,785
Generac Holdings, Inc.
(f)
......... 7,050 2,881,123
Gilead Sciences, Inc. ........... 1,197 83,610
Global Payments, Inc. .......... 122,660 19,328,763
Globant SA
(f)
................. 151 42,433
Goldman Sachs Group, Inc. (The) .. 584 220,770
Green Plains, Inc.
(f)
............ 82,608 2,697,151
HCA Healthcare, Inc. ........... 1,570 381,070
Healthcare Merger Corp., (Acquired
10/30/20, cost $3,117,860)
(f)(h)
... 311,786 704,636
Highland Transcend Partners I Corp.
(f)
227,970 2,382,287
Hilton Worldwide Holdings, Inc.
(f)
... 74,761 9,876,676
Home Depot, Inc. (The) ......... 124,730 40,943,870
Honeywell International, Inc. ...... 566 120,150
Hormel Foods Corp.
(i)
........... 7,222 296,102
HP, Inc. .................... 20,672 565,586

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Humana, Inc. ................ 854 $ 332,334
IDEXX Laboratories, Inc.
(f)
........ 1,677 1,042,926
iHeartMedia, Inc., Class A
(f)
....... 3,240 81,065
IHS Markit Ltd. ............... 4,524 527,589
Illinois Tool Works, Inc. .......... 2,860 590,962
Illumina, Inc.
(f)
................ 3,098 1,256,580
Insulet Corp.
(f)
................ 4,592 1,305,184
Intel Corp. .................. 13,423 715,177
Intercontinental Exchange, Inc. .... 1,086 124,695
International Flavors & Fragrances, Inc. 137,938 18,445,069
International Paper Co. .......... 11,118 621,719
Intuit, Inc. ................... 966 521,167
Intuitive Surgical, Inc.
(f)
.......... 21,532 21,406,038
IQVIA Holdings, Inc.
(f)
........... 5,720 1,370,169
Israel Amplify Program Corp.
(e)
..... 116,847 30,380
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(f)(h)
........ 301,223 3
Joby Aviation, Inc., Class A (Acquired
08/06/21, cost $1,598,460)
(f)(h)
... 159,846 1,608,051
Johnson & Johnson ............ 450,698 72,787,727
Johnson Controls International plc .. 66,001 4,493,348
JPMorgan Chase & Co. ......... 54,395 8,903,918
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $871,086)
(e)(f)(h)
... 145,455 871,275
Keurig Dr Pepper, Inc. .......... 2,533 86,527
Khosla Ventures Acquisition Co.
(f)
... 264,466 2,610,279
KLA Corp. ................... 354 118,417
Kroger Co. (The) .............. 20,764 839,489
Lam Research Corp. ........... 1,700 967,555
Las Vegas Sands Corp.
(f)
......... 107,720 3,942,552
Latch, Inc., (Acquired 06/4/21, cost
$2,178,410)
(f)(h)
............. 217,841 2,455,068
Liberty Broadband Corp.
(f)
........ 1,313 221,044
Liberty Broadband Corp., Class C
(f)
.. 1,956 337,801
Liberty Media Acquisition Corp.
(f)
.... 448,561 4,633,635
Liberty Media Corp.-Liberty SiriusXM,
Class A
(f)
................. 267,645 12,624,815
Liberty Media Corp.-Liberty SiriusXM,
Class C
(f)
................. 368,848 17,509,214
Lions Gate Entertainment Corp., Class
A
(f)
...................... 53,976 765,919
Lockheed Martin Corp. .......... 780 269,178
Lookout, Inc., (Acquired 03/04/15, cost
$936,169)
(e)(f)(h)
............. 73,943 811,894
Lowe's Cos., Inc. .............. 153,054 31,048,534
Lululemon Athletica, Inc.
(f)
........ 1,331 538,656
LyondellBasell Industries NV, Class A 2,535 237,910
ManpowerGroup, Inc.
(i)
.......... 21,170 2,292,288
Marqeta, Inc., Class A
(f)
.......... 114,277 2,527,807
Marsh & McLennan Cos., Inc. ..... 266,154 40,303,700
Masco Corp. ................. 540,860 30,044,773
Masimo Corp.
(f)
............... 20,406 5,524,108
Mastercard, Inc., Class A ......... 147,682 51,346,078
Matterport, Inc., Class A (Acquired
07/20/21, cost $1,589,320)
(f)(h)
... 158,932 3,005,404
McDonald's Corp. ............. 158,663 38,255,236
Medallia, Inc.
(f)
................ 294,868 9,987,179
Medtronic plc ................ 10,042 1,258,765
Merck & Co., Inc. .............. 5,668 425,723
Micron Technology, Inc.
(f)
......... 413,825 29,373,298
Microsoft Corp.
(j)
.............. 607,446 171,251,176
Moderna, Inc.
(f)
............... 20,705 7,968,526
MoneyLion, Inc., (Acquired 09/22/21,
cost $2,804,430)
(f)(h)
.......... 280,443 1,654,026
Monster Beverage Corp.
(f)
........ 19,222 1,707,490
Security
Shares
Shares Value
United States (continued)
Moody's Corp. ................ 359 $ 127,484
Morgan Stanley ............... 380,315 37,008,453
Netflix, Inc.
(f)
................. 797 486,441
New Relic, Inc.
(f)
.............. 42,339 3,038,670
Newmont Corp. ............... 1,657 89,975
NextEra Energy, Inc. ........... 716,690 56,274,499
NIKE, Inc., Class B ............ 34,428 4,999,978
Northern Genesis Acquisition Corp. II
(f)
107,634 1,068,806
Northern Trust Corp. ............ 10,569 1,139,444
NVIDIA Corp. ................ 158,432 32,820,773
Offerpad Solution, Inc., (Acquired
09/01/21, cost $2,483,100)
(f)(h)
... 248,310 1,903,615
Okta, Inc., Class A
(f)
............ 24,592 5,836,665
Opendoor Technologies, Inc.
(f)
..... 248,045 5,092,364
Oracle Corp. ................. 2,055 179,052
O'Reilly Automotive, Inc.
(f)
........ 5,725 3,498,319
Organon & Co. ............... 1,938 63,547
Otis Worldwide Corp. ........... 13,290 1,093,501
Ovintiv, Inc. .................. 25,402 835,218
Palo Alto Networks, Inc.
(f)
........ 19,568 9,373,072
Parker-Hannifin Corp. ........... 80,430 22,489,837
PayPal Holdings, Inc.
(f)
.......... 123,178 32,052,147
Peloton Interactive, Inc., Class A
(f)
... 188,140 16,377,587
Penn National Gaming, Inc.
(f)(i)
..... 61,461 4,453,464
PepsiCo, Inc. ................ 31,009 4,664,064
Pfizer, Inc. .................. 5,203 223,781
Philip Morris International, Inc. ..... 1,835 173,940
Pinterest, Inc., Class A
(f)
......... 9,430 480,459
Playstudios, Inc., (Acquired 06/17/21,
cost $3,467,480)
(f)(h)
.......... 346,748 1,581,171
Playtika Holding Corp.
(f)(i)
......... 807,372 22,307,688
PPG Industries, Inc. ............ 179,783 25,710,767
Procter & Gamble Co. (The) ...... 630 88,074
Progressive Corp. (The) ......... 1,498 135,404
Prologis, Inc. ................. 7,549 946,871
Public Storage ................ 612 181,825
PubMatic, Inc., Class A
(f)(i)
........ 49,246 1,297,632
PVH Corp.
(f)
................. 47,802 4,913,568
QIAGEN NV
(f)
................ 105,497 5,452,085
QUALCOMM, Inc. ............. 43,177 5,568,969
Quest Diagnostics, Inc.
(i)
......... 38,917 5,655,029
Regeneron Pharmaceuticals, Inc.
(f)
.. 13,181 7,976,878
ResMed, Inc. ................ 21,116 5,565,122
RingCentral, Inc., Class A
(f)
....... 8,906 1,937,055
Robert Half International, Inc. ...... 28,097 2,818,972
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $1,876,930)
(f)(h)
... 187,693 2,662,186
Rockwell Automation, Inc. ........ 3,189 937,694
Roku, Inc.
(f)
.................. 158 49,509
Ross Stores, Inc. .............. 999 108,741
Rotor Acquisition Corp.
(e)(f)
........ 31,440 243,346
S&P Global, Inc. .............. 232 98,574
salesforce.com, Inc.
(f)
........... 205,086 55,623,425
Sarcos Technology and Robostics,
(Acquired 09/24/21, cost
$11,766,520)
(f)(h)
............. 1,176,652 8,340,400
Sarcos Technology and Robotics
Corp.
(f)(i)
.................. 58,607 453,032
SBA Communications Corp. ...... 2,932 969,231
Schlumberger Ltd. ............. 4,795 142,124
Schneider Electric SE ........... 7,275 1,211,681
Seagen, Inc.
(f)
................ 44,394 7,538,101
Sema4 Holding Corp., (Acquired
07/17/20, cost $3,686,955)
(f)(h)
... 743,971 5,472,629

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Sema4 Holding Corp., (Acquired
07/22/21, cost $3,087,660)
(f)(h)
... 308,766 $ 2,343,534
Sempra Energy ............... 327,612 41,442,918
Sensata Technologies Holding plc
(f)
.. 23,053 1,261,460
ServiceNow, Inc.
(f)
............. 60,380 37,572,663
Sherwin-Williams Co. (The) ....... 482 134,830
SmartRent, Inc., Class A
(f)
........ 282,014 3,671,822
Snap, Inc., Class A
(f)
............ 606 44,765
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $301,445)
(e)(f)(h)
... 20,070 313,493
Sonos, Inc.
(f)
................. 209,187 6,769,291
Southern Co. (The) ............ 2,645 163,911
Southwest Airlines Co.
(f)
......... 3,748 192,760
Spire Global, Inc. (Acquired 08/16/21,
cost $594,160)
(h)
............ 59,416 744,482
Splunk, Inc.
(f)
................. 28,846 4,174,305
Stanley Black & Decker, Inc. ...... 4,010 702,993
Starbucks Corp. ............... 4,268 470,803
Starwood Property Trust, Inc. ...... 145,435 3,550,068
State Street Corp. ............. 2,752 233,149
Stellantis NV ................. 14,907 283,697
Stryker Corp. ................ 14,239 3,755,109
Sun Country Airlines Holdings, Inc.
(f)
. 323,187 10,839,692
Synopsys, Inc.
(f)
............... 575 172,161
Sysco Corp. ................. 3,236 254,026
TE Connectivity Ltd. ............ 171,880 23,585,374
Tesla, Inc.
(f)
.................. 2,218 1,720,015
Thermo Fisher Scientific, Inc. ...... 85,701 48,963,552
TJX Cos., Inc. (The) ............ 509,253 33,600,513
T-Mobile US, Inc.
(f)
............. 2,886 368,715
Toast, Inc., Class A
(f)
............ 50,409 2,517,930
Toll Brothers, Inc. .............. 74,303 4,108,213
TPB Acquisition Corp. I
(f)
......... 81,647 811,865
Trane Technologies plc .......... 24,170 4,172,951
TransDigm Group, Inc.
(f)
......... 12,344 7,709,692
Twilio, Inc., Class A
(f)
........... 23,126 7,378,350
Twitter, Inc.
(f)
................. 1,953 117,942
Uber Technologies, Inc.
(f)
......... 23,011 1,030,893
Ulta Beauty, Inc.
(f)
.............. 6,294 2,271,630
Union Pacific Corp. ............ 867 169,941
United Parcel Service, Inc., Class B . 272,550 49,631,355
United Rentals, Inc.
(f)(i)
.......... 12,167 4,269,765
United States Steel Corp. ........ 104,598 2,298,018
UnitedHealth Group, Inc. ......... 188,493 73,651,755
US Bancorp ................. 69,086 4,106,472
Vail Resorts, Inc.
(f)
............. 1,972 658,747
Valero Energy Corp.
(i)
........... 378,949 26,742,431
VeriSign, Inc.
(f)
................ 30,627 6,278,841
Verisk Analytics, Inc. ............ 25,958 5,198,609
Verizon Communications, Inc. ..... 35,818 1,934,530
Vertex Pharmaceuticals, Inc.
(f)
..... 2,859 518,594
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $2,650,251)
(h)
.... 1,318,419 31,760,714
VF Corp. ................... 20,563 1,377,515
Victoria's Secret & Co.
(f)
......... 54,124 2,990,892
Visa, Inc., Class A ............. 1,786 397,832
VMware, Inc., Class A
(f)(i)
......... 215,569 32,055,110
Volta, Inc., Class A (Acquired 08/26/21,
cost $2,814,910)
(f)(h)
.......... 281,491 2,434,897
Vulcan Materials Co. ........... 198,143 33,517,870
Walmart, Inc. ................. 139,097 19,387,340
Walt Disney Co. (The)
(f)(i)
......... 323,822 54,780,968
Waste Connections, Inc. ......... 935 117,745
Wells Fargo & Co. ............. 90,385 4,194,768
Welltower, Inc. ................ 1,799 148,238
Security
Shares
Shares Value
United States (continued)
Western Digital Corp.
(f)
.......... 101,924 $ 5,752,591
Weyerhaeuser Co. ............. 120,280 4,278,360
Williams-Sonoma, Inc. .......... 80,450 14,266,199
Willis Towers Watson plc ......... 4,170 969,358
WillScot Mobile Mini Holdings Corp.
(f)
21,311 675,985
Workday, Inc., Class A
(f)
......... 18,075 4,516,762
Wynn Resorts Ltd.
(f)
............ 55,714 4,721,762
Xcel Energy, Inc. .............. 3,507 219,188
Xilinx, Inc. ................... 40,144 6,061,343
Yum! Brands, Inc. ............. 6,331 774,345
Zimmer Biomet Holdings, Inc. ..... 19,927 2,916,516
Zoetis, Inc. .................. 26,281 5,102,193
Zoom Video Communications, Inc.,
Class A
(f)
................. 2,916 762,534
Zscaler, Inc.
(f)
................ 33,955 8,903,680
3,335,277,127
Total Common Stocks — 67.7%
(Cost: $4,072,493,676) ........................... 5,069,476,863
Par (000)
Pa r (000)
Corporate Bonds — 7.3%
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)(b)
... USD 628 600,652
Australia — 0.6%
Oceana Australian Fixed Income
Trust
(e)
:
10.00%, 08/31/23 ........... AUD 1,989 1,437,948
10.25%, 08/31/25 ........... 3,691 2,668,408
Quintis Australia Pty. Ltd.
(a)(b)(e)(g)(l)
:
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 19,206 18,424,874
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
41,122,277
Bahrain — 0.0%
(b)
BBK BSC, 5.50%
,
07/09/24
(d)
...... 333 344,718
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 312 341,156
685,874
Brazil — 0.1%
(b)
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
185 202,436
Azul Investments LLP:
5.88%, 10/26/24
(d)
........... 200 188,537
7.25%, 06/15/26
(a)
........... 420 401,100
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 359 406,406
Gol Finance SA, 8.00%
,
06/30/26
(a)
.. 692 695,460
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 428 408,740
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 530 532,915
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
(l)
........ 460 430,675
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 276 307,587
6.00%, 01/27/28 ............ 404 453,944
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 655 678,048
Simpar Europe SA, 5.20%
,
01/26/31
(a)
401 398,574

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
Suzano Austria GmbH:
3.75%, 01/15/31 ............ USD 661 $ 677,360
3.13%, 01/15/32 ............ 490 472,299
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 571 676,235
3.75%, 07/08/30 ............ 397 409,784
XP, Inc., 3.25%
,
07/01/26
(a)
....... 246 239,235
7,579,335
Canada — 0.0%
(a)(b)
Bombardier, Inc., 7.13%
,
06/15/26 .. 599 628,950
Brookfield Residential Properties, Inc.:
6.25%, 09/15/27 ............ 101 106,178
5.00%, 06/15/29 ............ 556 568,538
Mattamy Group Corp., 4.63%
,
03/01/30 1,288 1,316,149
2,619,815
Chile — 0.0%
(b)
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 691 726,759
4.70%, 01/22/28 ............ 260 260,910
Sable International Finance Ltd.,
5.75%
,
09/07/27
(d)
........... 502 527,100
VTR Comunicaciones SpA, 4.38%
,
04/15/29
(a)
................ 615 630,375
2,145,144
China — 0.9%
(b)
21Vianet Group, Inc., 7.88%
,
10/15/21
(d)
................ 323 322,483
AAC Technologies Holdings, Inc.,
3.75%
,
06/02/31
(d)
........... 1,110 1,127,477
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(d)
................ 965 902,275
Baidu, Inc., 3.43%
,
04/07/30 ...... 1,160 1,227,744
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(c)(d)(m)
................ 327 338,527
Central China Real Estate Ltd.
(d)
:
7.65%, 08/27/23 ............ 282 177,660
7.90%, 11/07/23 ............ 440 270,600
7.75%, 05/24/24 ............ 1,032 628,230
7.25%, 07/16/24 ............ 200 121,662
China Aoyuan Group Ltd.
(d)
:
7.95%, 02/19/23 ............ 520 468,000
7.95%, 06/21/24 ............ 684 588,240
5.98%, 08/18/25 ............ 720 554,400
6.20%, 03/24/26 ............ 887 674,120
China Development Bank Financial
Leasing Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.75%), 2.88%
,
09/28/30
(c)(d)
............... 440 446,408
China Evergrande Group
(d)(f)(n)
:
8.25%, 03/23/22 ............ 653 168,964
9.50%, 04/11/22 ............ 653 162,434
11.50%, 01/22/23 ........... 645 154,800
10.00%, 04/11/23 ........... 322 76,877
China Grand Automotive Services Ltd.,
8.63%
,
04/08/22
(d)
........... 430 402,399
China Milk Products Group Ltd., 0.00%
,
01/05/12
(f)(n)(o)(p)
............. 4,800 4,800
China SCE Group Holdings Ltd.
(d)
:
7.25%, 04/19/23 ............ 322 312,903
7.38%, 04/09/24 ............ 323 310,080
Security
Par (000)
Par (000) Value
China (continued)
5.95%, 09/29/24 ............ USD 323 $ 297,160
7.00%, 05/02/25 ............ 323 302,005
China South City Holdings Ltd.,
10.88%
,
06/26/22
(d)
.......... 460 372,600
CIFI Holdings Group Co. Ltd.
(d)
:
6.45%, 11/07/24 ............ 245 244,387
6.00%, 07/16/25 ............ 200 198,500
5.95%, 10/20/25 ............ 200 198,000
4.45%, 08/17/26 ............ 403 379,828
CMB International Leasing
Management Ltd., 2.75%
,
08/12/30
(d)
................ 810 793,952
CNAC HK Finbridge Co. Ltd.
(d)
:
4.13%, 07/19/27 ............ 730 796,306
5.13%, 03/14/28 ............ 750 855,743
3.88%, 06/19/29 ............ 370 394,908
3.00%, 09/22/30 ............ 420 419,555
Country Garden Holdings Co. Ltd.
(d)
:
5.40%, 05/27/25 ............ 660 669,817
7.25%, 04/08/26 ............ 660 692,175
5.13%, 01/14/27 ............ 880 890,065
DaFa Properties Group Ltd., 9.95%
,
01/18/22
(d)
................ 430 399,577
Dexin China Holdings Co. Ltd.
(d)
:
11.88%, 04/23/22 ........... 270 261,022
9.95%, 12/03/22 ............ 450 405,647
Easy Tactic Ltd.
(d)
:
9.13%, 07/28/22 ............ 200 157,400
12.38%, 11/18/22 ........... 200 156,000
5.88%, 02/13/23 ............ 200 145,000
8.13%, 02/27/23 ............ 200 145,000
11.75%, 08/02/23 ........... 610 442,250
8.63%, 03/05/24 ............ 430 285,950
11.63%, 09/03/24 ........... 290 191,400
Fantasia Holdings Group Co. Ltd.
(d)
:
11.75%, 04/17/22
(f)(n)
......... 920 358,800
7.95%, 07/05/22 ............ 280 95,200
10.88%, 01/09/23
(f)(n)
......... 1,048 324,880
11.88%, 06/01/23
(f)(n)
......... 323 100,130
9.88%, 10/19/23 ............ 200 60,000
Fortune Star BVI Ltd.
(d)
:
6.85%, 07/02/24 ............ 374 388,025
5.95%, 10/19/25 ............ 887 902,522
5.05%, 01/27/27 ............ 726 709,665
Fuqing Investment Management Ltd.,
3.25%
,
06/23/25
(d)
........... 990 958,939
GLP China Holdings Ltd., 2.95%
,
03/29/26
(d)
................ 877 879,456
Greenland Global Investment Ltd.
(d)
:
5.60%, 11/13/22 ............ 460 317,400
6.13%, 04/22/23 ............ 200 130,000
6.75%, 09/26/23 ............ 590 359,900
Guoren Property & Casualty Insurance
Co. Ltd., 3.35%
,
06/01/26
(d)
..... 874 888,963
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(d)
........... 1,030 996,525
Haimen Zhongnan Investment
Development International Co.
Ltd.
(d)
:
12.00%, 06/08/22 ........... 470 422,941
10.88%, 06/18/22 ........... 250 225,000
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24
(d)
. 323 330,833
Hilong Holding Ltd., 9.75%
,
11/18/24
(d)
720 633,600

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
Hopson Development Holdings Ltd.
(d)
:
6.80%, 12/28/23 ............ USD 484 $ 459,800
7.00%, 05/18/24 ............ 200 188,350
JD.com, Inc., 3.38%
,
01/14/30 ..... 990 1,038,391
Jiayuan International Group Ltd.,
13.75%
,
02/18/23
(d)
.......... 410 418,405
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)
................ 670 601,032
Kaisa Group Holdings Ltd.:
11.50%, 01/30/23
(d)
.......... 403 340,233
10.88%, 07/23/23 ........... 563 462,997
9.75%, 09/28/23 ............ 523 411,863
11.95%, 11/12/23
(d)
.......... 524 429,680
9.38%, 06/30/24
(d)
........... 763 587,510
11.25%, 04/16/25
(d)
.......... 510 393,975
9.95%, 07/23/25
(d)
........... 270 201,487
KWG Group Holdings Ltd., 7.40%
,
03/05/24
(d)
................ 968 934,120
Lenovo Group Ltd., 3.42%
,
11/02/30
(d)
630 654,066
Logan Group Co. Ltd.:
5.75%, 01/14/25
(d)
........... 200 198,500
4.70%, 07/06/26
(d)
........... 500 470,000
4.50%, 01/13/28 ............ 765 701,887
Longfor Group Holdings Ltd.
(d)
:
4.50%, 01/16/28 ............ 840 900,270
3.95%, 09/16/29 ............ 620 641,905
Modern Land China Co. Ltd.
(d)
:
11.50%, 11/13/22 ........... 200 166,412
9.80%, 04/11/23 ............ 740 614,200
11.95%, 03/04/24 ........... 200 144,725
New Metro Global Ltd.
(d)
:
4.80%, 12/15/24 ............ 218 205,465
4.50%, 05/02/26 ............ 807 740,422
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(d)
........... 323 310,888
Redco Properties Group Ltd., 9.90%
,
02/17/24
(d)
................ 200 169,163
Redsun Properties Group Ltd.
(d)
:
10.50%, 10/03/22 ........... 400 369,575
9.70%, 04/16/23 ............ 484 444,070
7.30%, 01/13/25 ............ 279 231,221
RKPF Overseas 2019 A Ltd.
(d)
:
5.90%, 03/05/25 ............ 403 390,406
6.00%, 09/04/25 ............ 645 622,425
RKPF Overseas 2020 A Ltd.
(d)
:
5.20%, 01/12/26 ............ 327 302,066
5.13%, 07/26/26 ............ 323 296,353
RongXingDa Development BVI Ltd.,
8.00%
,
04/24/22
(d)
........... 580 298,084
Ronshine China Holdings Ltd.
(d)
:
8.10%, 06/09/23 ............ 645 451,500
7.35%, 12/15/23 ............ 200 149,000
6.75%, 08/05/24 ............ 440 303,600
7.10%, 01/25/25 ............ 1,223 831,640
Scenery Journey Ltd.
(d)(f)(n)
:
11.50%, 10/24/22 ........... 403 71,533
13.00%, 11/06/22 ........... 773 133,487
12.00%, 10/24/23 ........... 484 89,540
Seazen Group Ltd., 6.00%
,
08/12/24
(d)
845 815,425
Shimao Group Holdings Ltd.
(d)
:
5.60%, 07/15/26 ............ 880 870,815
3.45%, 01/11/31 ............ 543 485,306
Shui On Development Holding Ltd.
(d)
:
6.15%, 08/24/24 ............ 323 320,578
5.50%, 03/03/25 ............ 684 665,190
Security
Par (000)
Par (000) Value
China (continued)
Sinic Holdings Group Co. Ltd.
(d)
:
8.50%, 01/24/22 ............ USD 270 $ 54,000
10.50%, 06/18/22
(f)(n)
......... 450 67,500
Sinochem Offshore Capital Co. Ltd.,
2.38%
,
09/23/31
(d)
........... 890 861,213
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(c)(d)(m)
................ 200 168,000
Sino-Ocean Land Treasure IV Ltd.
(d)
:
3.25%, 05/05/26 ............ 290 277,367
4.75%, 08/05/29 ............ 990 937,901
Sunac China Holdings Ltd.
(d)
:
7.95%, 10/11/23 ............ 323 263,245
7.50%, 02/01/24 ............ 402 326,625
6.65%, 08/03/24 ............ 603 482,400
6.50%, 01/10/25 ............ 523 423,630
7.00%, 07/09/25 ............ 444 354,090
Times China Holdings Ltd.
(d)
:
6.75%, 07/08/25 ............ 886 810,690
5.75%, 01/14/27 ............ 685 599,375
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%
,
11/09/27
(d)
........... 960 1,012,493
Vertex Capital Investment Ltd., 2.85%
,
07/28/26
(d)
................ 897 895,318
Wanda Group Overseas Ltd., 8.88%
,
03/21/23
(d)
................ 680 630,700
Wanda Properties International Co.
Ltd., 7.25%
,
01/29/24
(d)
........ 200 193,000
Wanda Properties Overseas Ltd.,
6.88%
,
07/23/23
(d)
........... 200 193,038
Weibo Corp., 3.38%
,
07/08/30 ..... 1,120 1,116,710
Westwood Group Holdings Ltd., 2.80%
,
01/20/26
(d)
................ 680 681,822
Yango Justice International Ltd.
(d)
:
10.00%, 02/12/23 ........... 286 265,980
9.25%, 04/15/23 ............ 646 516,800
7.88%, 09/04/24 ............ 403 261,950
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(d)
................ 323 316,944
Yuzhou Group Holdings Co. Ltd.
(d)
:
8.50%, 02/04/23 ............ 430 366,253
8.50%, 02/26/24 ............ 1,206 946,710
8.38%, 10/30/24 ............ 658 505,015
7.70%, 02/20/25 ............ 403 288,145
8.30%, 05/27/25 ............ 403 295,197
7.38%, 01/13/26 ............ 403 270,010
Zhenro Properties Group Ltd.
(d)
:
9.15%, 05/06/23 ............ 200 194,912
8.35%, 03/10/24 ............ 323 308,526
7.88%, 04/14/24 ............ 401 361,978
7.35%, 02/05/25 ............ 484 417,450
6.63%, 01/07/26 ............ 200 169,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(d)
........ 1,010 1,007,475
Zhongliang Holdings Group Co. Ltd.,
8.88%
,
11/22/21
(d)
........... 450 442,474
66,429,605
Colombia — 0.0%
(b)
Avianca Holdings SA, 9.00%
,
03/31/22 396 394,876
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)
(c)(m)
..................... 220 233,654

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(c)
.......... USD 340 $ 346,970
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 255 252,020
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 634 623,618
Millicom International Cellular SA,
5.13%
,
01/15/28
(d)
........... 565 586,466
2,437,604
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)(b)
....... 672 701,526
France — 0.0%
Societe Generale SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.51%), 5.38%
(a)(b)
(c)(m)
..................... 1,044 1,117,738
Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 6,063 6,563,135
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(a)(c)
.......... 3,852 4,506,584
Deutsche Bank AG, (SOFR + 2.76%),
3.73%
,
01/14/32
(b)(c)
.......... USD 889 917,879
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 4,751 5,586,971
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 0.00% PIK),
10/01/26
(a)(c)(l)
............... 2,371 2,779,382
20,353,951
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 4,298 4,882,999
Guatemala — 0.0%
(b)
Banco Industrial SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.44%), 4.88%
,
01/29/31
(a)(c)
............... USD 331 335,241
Central American Bottling Corp.,
5.75%
,
01/31/27
(d)
........... 461 473,044
Energuate Trust, 5.88%
,
05/03/27
(a)
. 509 526,751
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 252 273,105
1,608,141
Hong Kong — 0.1%
(b)(d)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(c)(m)
1,070 1,080,700
Bank of China Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
5.90%
(c)(m)
................. 680 728,450
Bank of Communications Hong Kong
Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
1.40%), 2.30%
,
07/08/31
(c)
..... 770 758,673
Bank of East Asia Ltd. (The)
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87%
(m)
.......... 403 416,601
Security
Par (000)
Par (000) Value
Hong Kong (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83%
(m)
.......... USD 403 $ 421,135
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.75%), 4.00%, 05/29/30 .... 580 607,296
China CITIC Bank International Ltd.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.25%), 4.62%
,
02/28/29
(c)
..... 690 731,314
Li & Fung Ltd., 4.50%
,
08/18/25 .... 220 226,848
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ............ 354 355,947
5.38%, 12/04/29 ............ 453 460,474
Nan Fung Treasury III Ltd., 5.00%
(m)
. 610 612,402
Nan Fung Treasury Ltd., 3.63%
,
08/27/30 ................. 220 220,517
Nanyang Commercial Bank Ltd.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.21%), 5.00%
(m)
.......... 523 528,067
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.18%), 3.80%, 11/20/29 ..... 700 729,006
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(c)(m)
1,063 1,049,712
NWD MTN Ltd., 4.13%
,
07/18/29 ... 430 431,156
9,358,298
India — 0.3%
(b)
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(d)
................ 797 866,969
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(d)
........... 850 901,159
Continuum Energy Levanter Pte. Ltd.:
4.50%, 02/09/27
(a)
........... 268 275,344
4.50%, 02/09/27
(d)
........... 280 287,582
GMR Hyderabad International Airport
Ltd.
(d)
:
5.38%, 04/10/24 ............ 323 330,227
4.25%, 10/27/27 ............ 282 269,363
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
1,202 1,221,382
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(c)(d)
(m)
...................... 1,100 1,094,500
Hindustan Petroleum Corp. Ltd.,
4.00%
,
07/12/27
(d)
........... 920 969,335
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(d)
................ 200 207,600
ICICI Bank Ltd., 3.80%
,
12/14/27
(d)
.. 1,090 1,172,976
India Cleantech Energy, 4.70%
,
08/10/26
(a)
................ 250 252,813
India Green Energy Holdings:
5.38%, 04/29/24
(a)
........... 400 415,000
5.38%, 04/29/24
(d)
........... 399 413,962
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 282 281,965
JSW Steel Ltd., 5.38%
,
04/04/25
(d)
.. 522 548,850
Manappuram Finance Ltd., 5.90%
,
01/13/23
(d)
................ 498 511,166
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 537 553,211

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
India (continued)
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(c)(d)
(m)
...................... USD 926 $ 985,206
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(d)
................ 220 232,829
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26
(d)
........... 1,110 1,170,564
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 323 345,772
REC Ltd., 2.75%
,
01/13/27
(d)
...... 580 573,440
REI Agro Ltd.
(f)(n)(o)
:
5.50%, 11/13/14
(a)
........... 5,549 53,348
5.50%, 11/13/14
(d)(e)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(d)
................ 403 422,596
ReNew Power Synthetic, 6.67%
,
03/12/24
(d)
................ 200 208,288
Shriram Transport Finance Co. Ltd.
(d)
:
5.95%, 10/24/22 ............ 323 328,208
5.10%, 07/16/23 ............ 200 203,288
4.40%, 03/13/24 ............ 484 483,788
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(d)
........... 840 807,173
TML Holdings Pte. Ltd., 4.35%
,
06/09/26 ................. 323 325,019
UPL Corp. Ltd.
(d)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(c)(m)
......... 274 279,398
4.50%, 03/08/28 ............ 850 904,347
4.63%, 06/16/30 ............ 850 901,690
Vedanta Resources Finance II plc:
8.00%, 04/23/23
(d)
........... 403 391,363
13.88%, 01/21/24
(d)
.......... 523 561,571
8.95%, 03/11/25
(a)
........... 420 418,950
8.95%, 03/11/25
(d)
........... 403 401,993
20,572,235
Indonesia — 0.1%
(b)
Global Prime Capital Pte. Ltd., 5.95%
,
01/23/25
(d)
................ 323 332,851
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 888 1,039,369
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(d)
................ 323 343,551
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25
(d)
................ 522 540,694
Minejesa Capital BV
(d)
:
4.63%, 08/10/30 ............ 510 524,463
5.63%, 08/10/37 ............ 660 700,549
Pelabuhan Indonesia II PT, 5.38%
,
05/05/45
(d)
................ 660 777,274
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(d)
........... 770 859,657
4.85%, 10/14/38
(a)
........... 710 792,671
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(d)
................ 323 335,476
6,246,555
Security
Par (000)
Par (000) Value
Israel — 0.0%
(a)(b)(d)
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(c)
................ USD 508 $ 517,684
Energean Israel Finance Ltd., 4.88%
,
03/30/26 ................. 271 277,370
Leviathan Bond Ltd., 5.75%
,
06/30/23 254 263,579
1,058,633
Italy — 0.2%
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(c)
... EUR 7,161 8,039,460
Intesa Sanpaolo SpA, (USD Swap
Semi 5 Year + 5.46%), 7.70%
(a)(b)(c)(m)
USD 980 1,107,292
KME SE, 6.75%
,
02/01/23
(d)
....... EUR 3,434 3,760,906
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,934 3,484,855
16,392,513
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)(b)
............... USD 526 559,222
Kuwait — 0.0%
(a)(b)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. 413 414,549
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(c)(m)
. 425 425,265
839,814
Luxembourg — 0.3%
(a)
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 1,473 1,781,151
7.75%, 11/01/25 ............ GBP 2,503 3,522,890
Herens Midco SARL, 5.25%
,
05/15/29 EUR 3,427 3,850,575
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(b)(q)
............... USD 7,812 8,017,065
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 2,380 2,772,422
Sani/Ikos Financial Holdings 1 Sarl,
5.63%
,
12/15/26 ............ 2,275 2,687,951
22,632,054
Macau — 0.1%
(b)
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ............ USD 323 329,460
4.85%, 01/27/28 ............ 522 528,297
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... 200 203,000
5.38%, 05/15/24
(d)
........... 300 304,500
5.25%, 06/18/25
(d)
........... 200 201,912
5.88%, 05/15/26
(a)
........... 200 204,288
5.88%, 05/15/26
(d)
........... 398 406,532
Sands China Ltd., 4.38%
,
06/18/30 .. 430 450,111
Studio City Finance Ltd., 5.00%
,
01/15/29
(d)
................ 684 630,563
Wynn Macau Ltd.
(d)
:
4.88%, 10/01/24 ............ 323 312,462
5.50%, 01/15/26 ............ 684 660,915
4,232,040
Malaysia — 0.1%
(b)
Dua Capital Ltd., 2.78%
,
05/11/31
(d)
. 341 337,242
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 1,220 1,280,847
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28
(d)
........... 1,320 1,528,148
3,146,237

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Mexico — 0.1%
(b)
Alfa SAB de CV, 6.88%
,
03/25/44
(a)
.. USD 314 $ 417,620
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(c)(m)
................ 490 517,501
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.13%
,
01/18/33
(c)(d)
............... 495 514,181
Cemex SAB de CV:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(c)(m)
........ 336 340,200
5.45%, 11/19/29
(d)
........... 220 237,600
3.88%, 07/11/31
(a)
........... 335 334,363
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 447 518,464
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
330 342,540
FEL Energy VI SARL, 5.75%
,
12/01/40
(d)
................ 331 345,553
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 349 357,572
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(c)
(m)
...................... 493 516,356
Mexico City Airport Trust, 5.50%
,
07/31/47
(d)
................ 339 344,509
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
681 684,746
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 245 271,215
5,742,420
Mongolia — 0.0%
Mongolian Mining Corp., 9.25%
,
04/15/24
(b)(d)
............... 910 816,725
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)(b)
............... 600 633,488
Netherlands — 0.0%
(a)
Titan Holdings II BV, 5.13%
,
07/15/29 EUR 1,780 2,092,676
VEON Holdings BV, 4.00%
,
04/09/25
(b)
USD 331 347,136
2,439,812
Oman — 0.0%
(a)(b)
OQ SAOC, 5.13%
,
05/06/28 ...... 265 267,319
Oryx Funding Ltd., 5.80%
,
02/03/31 . 400 422,000
689,319
Panama — 0.0%
Banistmo SA, 3.65%
,
09/19/22
(b)(d)
.. 273 275,744
Paraguay — 0.0%
(b)
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(d)(p)
.......... 233 177,379
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 270 279,113
456,492
Peru — 0.0%
(b)
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 607 627,274
InRetail Consumer, 3.25%
,
03/22/28
(a)
320 318,460
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
648 630,990
1,576,724
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(c)(d)(m)
.............. USD 323 $ 341,633
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)(b)
............... 657 684,101
Singapore — 0.1%
(b)
BOC Aviation Ltd., 3.50%
,
09/18/27
(d)
1,000 1,065,000
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(c)(d)
(m)
...................... 1,260 1,291,500
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(c)(d)
(m)
...................... 363 356,194
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26
(d)
................ 323 331,882
Puma International Financing SA
(a)
:
5.13%, 10/06/24 ............ 420 421,575
5.00%, 01/24/26 ............ 269 269,219
3,735,370
South Africa — 0.0%
(b)
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 390 401,700
Sasol Financing USA LLC:
4.38%, 09/18/26 ............ 210 212,531
6.50%, 09/27/28 ............ 308 339,570
5.50%, 03/18/31 ............ 329 335,662
1,289,463
South Korea — 0.1%
(b)(d)
Kookmin Bank:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(c)(m)
......... 660 696,836
2.50%, 11/04/30 ............ 770 760,648
LG Chem Ltd., 2.38%
,
07/07/31 .... 720 708,948
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(c)(m)
................. 440 436,700
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 880 868,965
SK Hynix, Inc., 2.38%
,
01/19/31 .... 900 873,666
4,345,763
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(c)(m)
................ 200 217,250
Switzerland — 0.1%
(a)
Credit Suisse Group AG
(b)(c)(m)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37% ........... 1,841 2,020,497
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10% ........... 200 204,760
Credit Suisse Group Guernsey VII Ltd.,
Series AR, 3.00%
,
11/12/21
(d)(o)
.. CHF 1,600 1,820,699

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Switzerland (continued)
UBS Group AG, (USD Swap Semi 5
Year + 4.34%), 7.00%
(b)(c)(m)
..... USD 1,022 $ 1,114,961
5,160,917
Tanzania, United Republic of — 0.0%
(b)
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 295 301,638
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 941 986,756
1,288,394
Thailand — 0.1%
(b)(d)
Bangkok Bank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(m)
.......... 900 935,887
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 200 203,345
GC Treasury Center Co. Ltd.:
2.98%, 03/18/31 ............ 440 444,895
4.30%, 03/18/51 ............ 220 238,328
Kasikornbank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(m)
.......... 900 941,794
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 200 201,475
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(c)(m)
282 281,295
Thaioil Treasury Center Co. Ltd.,
5.38%
,
11/20/48 ............ 850 962,557
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(c)(m)
................. 323 326,089
4,535,665
Turkey — 0.0%
(a)(b)
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28 ......... 281 285,566
Bio City Development Co. BV, 8.00%
,
07/06/21
(e)(f)(g)(n)(o)
............ 21,400 1,712,000
1,997,566
Ukraine — 0.0%
MHP SE, 7.75%
,
05/10/24
(a)(b)
..... 321 347,242
United Arab Emirates — 0.0%
(b)
DAE Funding LLC, 3.38%
,
03/20/28
(a)
678 695,797
DP World plc, 6.85%
,
07/02/37
(d)
... 360 477,518
MAF Sukuk Ltd., 4.64%
,
05/14/29
(d)
. 622 706,475
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 156 160,290
2,040,080
United Kingdom — 0.3%
Algeco Global Finance plc, 6.50%
,
02/15/23 ................. EUR 8,613 10,138,993
Barclays plc, (USD Swap Semi 5 Year
+ 6.77%), 7.88%
(b)(c)(d)(m)
....... USD 1,086 1,111,043
Connect Finco SARL, 6.75%
,
10/01/26
(a)(b)
............... 510 533,588
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(a)
........... GBP 1,004 1,342,103
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 4,115 5,607,293
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 2,115 $ 2,920,995
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.12%
,
06/04/81
(b)(c)
............... USD 1,108 1,121,894
Wheel Bidco Ltd., 6.75%
,
07/15/26
(a)
. GBP 1,169 1,581,017
24,356,926
United States — 3.3%
Acadia Healthcare Co., Inc.
(a)
:
5.50%, 07/01/28 ............ USD 238 250,186
5.00%, 04/15/29 ............ 200 208,250
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 761 800,363
Air Lease Corp., 3.13%
,
12/01/30 ... 1,421 1,455,758
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 3,960 3,951,981
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
5,715 6,115,050
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 64 64,720
4.75%, 08/01/25 ............ 148 151,700
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(c)(m)
1,115 1,136,018
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 254 261,620
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 164 168,510
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 410 413,989
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 628 660,970
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 1,945 2,045,109
Aviation Capital Group LLC, 1.95%
,
09/20/26
(a)
................ 1,213 1,200,138
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(c)
..... 1,363 1,387,902
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 977 1,012,416
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 300 324,375
Boyd Gaming Corp., 8.63%
,
06/01/25
(a)
426 461,678
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
1,265 1,316,258
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 370 365,337
Buckeye Partners LP:
4.35%, 10/15/24 ............ 352 369,600
4.13%, 03/01/25
(a)
........... 1,739 1,802,056
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 603 610,538
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(c)(m)
........... 1,092 1,124,760
Carnival Corp., 11.50%
,
04/01/23
(a)
.. 208 232,180
Carrier Global Corp., 3.58%
,
04/05/50 1,307 1,388,615
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 445 418,856
Cedar Fair LP:
5.38%, 04/15/27 ............ 83 85,282
5.25%, 07/15/29 ............ 81 83,025
Centene Corp.:
4.25%, 12/15/27 ............ 405 423,893
2.45%, 07/15/28 ............ 2,566 2,578,830
2.63%, 08/01/31 ............ 1,714 1,702,414

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... USD 172 $ 168,784
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 2,140 2,144,834
3.90%, 06/01/52 ............ 1,576 1,569,813
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ 181 185,977
3.25%, 01/31/32
(a)
........... 189 189,624
Cheniere Energy, Inc., 4.63%
,
10/15/28 654 689,153
Chesapeake Energy Corp.
(a)
:
5.50%, 02/01/26 ............ 1,431 1,495,395
5.88%, 02/01/29 ............ 261 278,865
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 99 102,713
Citigroup, Inc.
(c)
:
(SOFR + 3.91%), 4.41%, 03/31/31 2,115 2,442,100
(SOFR + 1.17%), 2.56%, 05/01/32 1,010 1,019,934
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
87 90,262
Colt Merger Sub, Inc.
(a)
:
5.75%, 07/01/25 ............ 783 825,458
6.25%, 07/01/25 ............ 3,869 4,073,119
8.13%, 07/01/27 ............ 2,403 2,701,513
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 986 998,325
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 163 166,822
CSC Holdings LLC
(a)
:
4.13%, 12/01/30 ............ 2,726 2,674,887
4.63%, 12/01/30 ............ 4,803 4,553,124
3.38%, 02/15/31 ............ 979 910,470
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 83 86,359
DaVita, Inc.
(a)
:
4.63%, 06/01/30 ............ 2,450 2,520,096
3.75%, 02/15/31 ............ 4,386 4,270,868
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 225 234,844
Emergent BioSolutions, Inc., 3.88%
,
08/15/28
(a)
................ 115 111,837
Endeavor Energy Resources LP
(a)
:
5.50%, 01/30/26 ............ 80 83,392
5.75%, 01/30/28 ............ 142 149,455
Equinix, Inc., 2.50%
,
05/15/31 ..... 613 617,171
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 527 526,341
5.00%, 03/01/28 ............ 3,602 3,719,065
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 969 998,070
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 620 658,750
5.00%, 05/01/28 ............ 1,504 1,579,200
6.75%, 05/01/29 ............ 2,378 2,505,817
Frontier Communications Holdings
LLC, 5.88%
,
11/01/29 ......... 326 329,584
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,680 1,801,800
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 239 256,925
GCI LLC, 4.75%
,
10/15/28
(a)
...... 413 433,568
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 2,559 2,658,624
Genesis Energy LP, 8.00%
,
01/15/27 347 351,338
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(c)
2,893 2,927,976
Security
Par (000)
Par (000) Value
United States (continued)
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ USD 401 $ 407,129
HCA, Inc.:
5.38%, 02/01/25 ............ 1,402 1,566,735
5.88%, 02/01/29 ............ 140 168,236
3.50%, 09/01/30 ............ 1,262 1,336,950
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 4,153 4,090,705
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 98 101,309
Hologic, Inc., 3.25%
,
02/15/29
(a)
.... 2,469 2,470,173
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ 6,434 6,313,684
Howard Hughes Corp. (The)
(a)
:
5.38%, 08/01/28 ............ 1,984 2,090,640
4.13%, 02/01/29 ............ 1,047 1,048,309
4.38%, 02/01/31 ............ 1,151 1,157,802
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 121 128,043
5.25%, 08/15/27
(a)
........... 109 113,258
International Game Technology plc,
6.50%
,
02/15/25
(a)
........... 227 253,321
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 211 219,161
Iron Mountain, Inc.
(a)
:
5.25%, 07/15/30 ............ 1,637 1,737,234
4.50%, 02/15/31 ............ 3,004 3,046,957
Jaguar Holding Co. II, 5.00%
,
06/15/28
(a)
................ 207 222,802
JBS Investments II GmbH, 7.00%
,
01/15/26
(a)
................ 200 209,090
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 158 170,917
6.50%, 04/15/29 ............ 246 274,905
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 204 226,185
Lamb Weston Holdings, Inc., 4.88%
,
11/01/26
(a)
................ 136 139,335
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 128 131,200
Level 3 Financing, Inc.
(a)
:
4.25%, 07/01/28 ............ 5,169 5,208,956
3.63%, 01/15/29 ............ 2,702 2,617,563
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(o)
............... 1,137 976,536
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 277 286,354
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 490 498,575
Lumen Technologies, Inc.
(a)
:
5.13%, 12/15/26 ............ 1,895 1,966,062
5.38%, 06/15/29 ............ 1,861 1,898,890
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 2,069 2,185,381
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 72 75,816
Meritor, Inc., 4.50%
,
12/15/28
(a)
.... 22 22,055
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 178 193,575
3.88%, 02/15/29
(a)
........... 968 1,030,920
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 1,342 1,367,163
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 370 386,650

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ USD 3,566 $ 3,566,000
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 230 242,362
Nationstar Mortgage Holdings, Inc.
(a)
:
5.50%, 08/15/28 ............ 607 625,210
5.13%, 12/15/30 ............ 341 341,754
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 768 808,143
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 932 966,820
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 136 144,670
5.25%, 06/15/29
(a)
........... 106 112,758
NuStar Logistics LP, 5.75%
,
10/01/25 2,477 2,668,968
ONEOK Partners LP, 4.90%
,
03/15/25 2,931 3,250,245
Oracle Corp., 3.95%
,
03/25/51 ..... 1,629 1,717,974
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 94 96,411
Pacific Gas & Electric Co.:
2.10%, 08/01/27 ............ 1,340 1,307,717
4.50%, 07/01/40 ............ 985 1,005,722
Park Intermediate Holdings LLC
(a)
:
5.88%, 10/01/28 ............ 296 312,973
4.88%, 05/15/29 ............ 1,876 1,930,826
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
115 122,872
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 525 549,281
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 346 371,518
PG&E Corp.:
5.00%, 07/01/28 ............ 3,023 3,079,681
5.25%, 07/01/30 ............ 313 320,434
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 141 149,918
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 1,869 1,967,122
7.25%, 03/15/29 ............ 1,615 1,697,769
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 605 606,930
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 3,277 3,313,866
3.88%, 03/01/31 ............ 2,344 2,364,510
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
140 150,850
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
723 746,498
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 550 572,715
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 286 295,653
Rite Aid Corp., 7.50%
,
07/01/25
(a)
... 221 220,949
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 990 1,144,232
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 5,559 5,845,844
Service Properties Trust:
5.00%, 08/15/22 ............ 3,578 3,600,362
4.50%, 06/15/23 ............ 2,615 2,667,352
7.50%, 09/15/25 ............ 333 373,873
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ 248 259,160
5.50%, 07/01/29 ............ 208 224,900
4.13%, 07/01/30 ............ 1,956 1,965,071
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 161 162,509
SM Energy Co., 10.00%
,
01/15/25
(a)
. 1,694 1,889,454
Security
Par (000)
Par (000) Value
United States (continued)
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ USD 303 $ 309,121
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 77 79,406
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 163 171,150
Sunoco LP:
6.00%, 04/15/27 ............ 98 102,042
4.50%, 05/15/29 ............ 355 360,066
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 2,464 2,310,000
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,948 3,018,015
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 165 172,322
5.38%, 02/01/27 ............ 83 86,005
6.50%, 07/15/27 ............ 134 144,483
6.88%, 01/15/29 ............ 135 151,264
4.00%, 01/15/32
(a)
........... 3,056 3,158,223
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 586 611,271
Teleflex, Inc., 4.63%
,
11/15/27 ..... 82 85,485
Tenet Healthcare Corp.
(a)
:
4.63%, 09/01/24 ............ 97 99,183
4.88%, 01/01/26 ............ 335 346,698
6.25%, 02/01/27 ............ 250 259,375
4.63%, 06/15/28 ............ 226 234,172
4.25%, 06/01/29 ............ 9,579 9,722,685
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 10,442 10,885,785
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 5,787 6,475,358
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 169 177,388
4.88%, 01/15/28 ............ 268 283,340
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 3,049 3,071,868
UnitedHealth Group, Inc., 3.25%
,
05/15/51 ................. 631 667,254
Verizon Communications, Inc.:
3.55%, 03/22/51 ............ 1,007 1,061,979
3.70%, 03/22/61 ............ 928 979,901
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 1,105 1,127,100
3.75%, 02/15/27 ............ 1,060 1,097,100
4.13%, 08/15/30 ............ 1,465 1,552,900
Vistra Operations Co. LLC
(a)
:
5.63%, 02/15/27 ............ 3,196 3,308,052
5.00%, 07/31/27 ............ 214 220,955
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 904 940,160
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 84 87,079
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 581 661,625
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 250 260,983
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 712 748,134
XHR LP
(a)
:
6.38%, 08/15/25 ............ 2,380 2,524,895
4.88%, 06/01/29 ............ 283 290,667

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ USD 715 $ 711,589
247,330,159
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(b)(d)
.......... 645 642,104
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(a)(b)
............... 1,302 1,376,865
Total Corporate Bonds — 7.3%
(Cost: $590,762,737) ............................. 549,642,484
Floating Rate Loan Interests — 4.1%
Canada — 0.2%
(c)
Bausch Health Cos., Inc., Term Loan,
06/02/25
(b)(r)
............... 3,029 3,024,677
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 8,169 9,474,524
Raptor Acquisition Corp., Term Loan B,
11/01/26
(b)(r)
................ USD 925 927,544
13,426,745
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 11/17/27
(c)
........... EUR 9,198 10,649,176
Jersey, Channel Islands — 0.0%
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 0.00%),
7.00%
,
 01/01/28
(c)(e)
.......... 2,895 3,307,630
Luxembourg — 0.2%
(c)
AEA International Holdings SARL, 1st
Lien Term Loan, 09/07/28
(b)(e)(r)
... USD 1,086 1,084,295
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ EUR 2,290 1,784,270
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 5,783 4,504,551
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28
(b)
........... USD 4,738 4,742,951
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/28
(b)(e)
.......... 4,198 4,161,477
16,277,544
Netherlands — 0.4%
(c)
Cypher Bidco BV, Term Loan,
(EURIBOR 3 Month + 0.00%),
4.50%
,
 01/01/28
(e)
........... EUR 6,673 7,265,573
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.38%
,
 07/21/26
(b)
........... USD 5,369 5,348,556
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ EUR 11,807 $ 13,520,290
26,134,419
Spain — 0.1%
Challenger, Term Loan, (EURIBOR 3
Month + 0.00%), 2.75%
,
 01/01/28
(c)
(e)
...................... 7,247 8,352,635
United Kingdom — 0.3%
(c)
Constellation Automotive Ltd., 2nd Lien
Facility Term Loan, (LIBOR GBP 6
Month + 7.50%), 7.55%
,
 07/30/29 GBP 1,181 1,616,151
Entain plc, Facility Term Loan B,
03/29/27
(b)(r)
............... USD 4,928 4,918,435
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(e)
GBP 3,102 4,179,004
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(e)
6,398 8,620,962
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(e)
360 485,399
19,819,951
United States — 2.8%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(c)
........... USD 3,951 3,941,496
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(c)
..... 3,195 3,166,856
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(c)(r)
....... 1,054 1,058,575
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(c)
..... 489 489,094
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26
(c)
........... 761 762,622
Avantor Funding, Inc., Term Loan B5,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/08/27
(c)
........... 1,813 1,815,575
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 12/15/27
(c)
........... 1,187 1,188,104
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.08%
,
 12/15/27
(c)
........... 909 909,277
Bally's Corp., Term Loan B, 10/02/28
(c)(r)
4,133 4,130,148
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(c)
........... 706 706,710
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 07/21/25
(c)
..... 1,311 1,311,204
City Brewing Co., LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 04/05/28
(c)
........... 2,856 2,826,397
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(c)
........... 291 289,498
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(c)
..... 1,261 1,261,481

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
ConnectWise LLC, Term Loan,
09/29/28
(c)(r)
................ USD 1,240 $ 1,236,900
CP Iris Holdco I, Inc., Delayed Draw
Term Loan, 10/02/28
(c)(r)
....... 89 88,418
CP Iris Holdco I, Inc., Term Loan,
10/02/28
(c)(r)
................ 443 442,095
DirectTV Financing LLC, Term Loan,
08/02/27
(c)(r)
................ 4,040 4,041,252
DT Midstream, Inc., Term Loan,
06/26/28
(c)(r)
................ 2,614 2,611,730
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/06/26
(c)
..... 1,174 1,172,877
Ecl Entertainment LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(c)(e)
.......... 2,160 2,208,178
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(c)
..... 802 802,695
Foundation Building Materials, Inc., 1st
Lien Term Loan, 01/31/28
(c)(r)
.... 905 897,986
Frontier Communications Holdings,
LLC, Term Loan B1, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 05/01/28
(c)
1,839 1,834,761
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 7.00%),
8.00%
,
 01/01/28
(c)(e)
.......... 2,988 3,006,648
Gentiva Health Services, Inc., 1st
Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 07/02/25
(c)
2,056 2,055,115
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 1 Month +
8.00%), 8.13%
,
 07/20/26
(c)(e)
.... 4,505 4,459,950
HCRX Investments HoldCo., Term Loan
B, 07/14/28
(c)(r)
.............. 2,351 2,342,334
Herschend Entertainment Co. LLC,
Term Loan, 08/27/28
(c)(r)
....... 1,130 1,127,887
Hilton Grand Vacations Borrower LLC,
Term Loan, 08/02/28
(c)(r)
....... 5,386 5,397,774
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.84%
,
 06/22/26
(c)
..... 5,703 5,652,768
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.33%
,
 02/25/27
(c)
........... 2,979 2,967,770
IRB Holding Corp., Term Loan,
12/15/27
(c)(r)
................ 4,354 4,359,492
ITT Holdings LLC, Term Loan,
07/10/28
(c)(r)
................ 1,445 1,441,994
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(c)(e)(r)
.............. 2,284 2,292,996
Jack Ohio Finance LLC, Term Loan,
10/04/28
(c)(e)(r)
.............. 729 729,000
Jeld-Wen, Inc., Term Loan, 07/28/28
(c)(r)
3,405 3,398,382
Jo-Ann Stores LLC, Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(c)
........... 2,615 2,539,021
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/17/27
(c)
..... 1,095 1,084,029
LBM Acquisition LLC, Delayed Draw
Term Loan, 12/17/27
(c)(r)
....... 1,350 1,336,500
LBM Acquisition LLC, Term Loan B2,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27
(c)
........... 2,700 2,673,000
Security
Par (000)
Par (000) Value
United States (continued)
Leslie's Poolmart, Inc.,Term Loan,
03/09/28
(c)(r)
................ USD 3,485 $ 3,470,030
LogMeIn, Inc., 1st Lien Term Loan,
08/31/27
(c)(r)
................ 3,601 3,598,617
LSF11 A5 Holdco LLC, Term Loan B,
09/30/28
(c)(e)(r)
.............. 2,028 2,030,535
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(c)(e)
.......... 5,581 5,553,095
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(c)
..... 1,011 995,835
McAfee LLC, Term Loan B, 09/30/24
(c)(r)
691 691,249
Medical Solutions LLC, 2nd Lien Term
Loan, 09/24/28
(c)(r)
........... 651 644,490
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(c)
768 768,911
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(c)
........... 1,854 1,855,022
Mozart Debt Merger Sub, Inc., Term
Loan B, 09/30/28
(c)(r)
.......... 4,776 4,765,541
Opendoor Mezz, Term Loan, 01/01/28
(c)
(r)
....................... 7,949 7,680,845
Opendoor, Term Loan,
10.00%
,
 12/31/00
(e)(s)
......... 7,954 7,953,600
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.50%
,
 06/02/28
(c)
........... 2,534 2,538,469
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(c)
..... 2,249 2,239,242
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(c)
........... 1,124 1,123,709
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(c)
........... 578 588,837
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(c)
........... 1,808 1,775,401
Playtika Holding Corp., Term Loan B1,
03/13/28
(c)(r)
................ 5,782 5,777,549
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(c)
3,777 3,771,128
Proofpoint, Inc., Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(c)
........... 722 717,883
Realpage, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(c)
........... 1,909 1,902,296
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(c)
..... 4,148 4,075,410
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(c)
..... 2,250 2,188,125
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, 03/16/27
(c)(r)
......... 4,220 4,221,710

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(c)
..... USD 4,474 $ 4,454,449
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/06/25
(c)
........... 1,524 1,512,174
Shearer's Foods LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 09/23/27
(c)
........... 2,381 2,376,791
Sheraton Austin, Term Loan, 01/01/28
(c)
(r)
....................... 4,499 4,498,866
Signal Parent, Inc., Term Loan B,
04/03/28
(c)(r)
................ 2,996 2,958,076
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, 06/08/28
(c)(r)
.... 787 787,101
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(c)
........... 4,385 4,382,667
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.62%
,
 03/05/27
(c)
..... 2,413 2,398,086
SWF Holdings I Corp., Term Loan B,
09/17/28
(c)(r)
................ 1,076 1,067,263
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(c)(e)
... 3,928 3,932,762
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(e)(r)
.............. 5,286 5,260,230
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 04/16/28
(c)
........... 1,899 1,901,726
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(c)
..... 2,990 2,984,457
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(c)
........... 1,284 1,285,827
Univision Communications Inc., 1st
Lien Term Loan, 03/15/26
(c)(r)
.... 813 811,491
Univision Communications, Inc., Term
Loan B, 05/05/28
(c)(r)
.......... 1,580 1,576,334
Valcour Packaging LLC, Term Loan,
10/04/28
(c)(e)(r)
.............. 537 537,000
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.08%
,
 02/28/27
(c)(e)
.......... 1,708 1,706,213
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(c)
........... 548 547,400
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(c)
........... 4,924 4,934,774
WIN Waste Innovations Holdings Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(c)
..... 1,041 1,039,871
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(c)
..... 1,809 1,810,242
Security
Par (000)
Par (000) Value
United States (continued)
Zurn Industries LLC, Term Loan B,
10/04/28
(c)(r)
................ USD 190 $ 189,952
209,939,870
Total Floating Rate Loan Interests — 4.1%
(Cost: $308,078,143) ............................. 307,907,970
Foreign Agency Obligations — 0.2%
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
4.25%
,
07/17/42
(b)(d)
.......... 643 712,243
China — 0.0%
Industrial & Commercial Bank of China
Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
2.37%), 3.20%
(b)(c)(d)(m)
......... 360 360,900
Colombia — 0.0%
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)(b)
.......... 695 690,743
India — 0.1%
(b)(d)
Export-Import Bank of India:
3.88%, 02/01/28 ............ 400 428,476
3.25%, 01/15/30 ............ 860 873,485
NTPC Ltd., 4.25%
,
02/26/26 ...... 1,090 1,170,251
Oil India Ltd., 5.13%
,
02/04/29 ..... 770 860,379
Power Finance Corp. Ltd.:
6.15%, 12/06/28 ............ 220 258,610
4.50%, 06/18/29 ............ 810 860,270
4,451,471
Indonesia — 0.1%
Pertamina Persero PT
(b)(d)
:
3.65%, 07/30/29 ............ 648 692,064
6.50%, 05/27/41 ............ 550 710,463
6.00%, 05/03/42 ............ 600 734,175
5.63%, 05/20/43 ............ 890 1,052,425
6.45%, 05/30/44 ............ 500 650,850
3,839,977
Mexico — 0.0%
Petroleos Mexicanos
(b)
:
6.50%, 03/13/27 ............ 929 975,450
6.35%, 02/12/48 ............ 387 330,498
1,305,948
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(a)(b)
..... 278 277,305
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(b)(d)
... 523 517,299
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)(b)
....... 320 335,660
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)(b)
............... 714 695,793
Total Foreign Agency Obligations — 0.2%
(Cost: $13,285,799) .............................. 13,187,339

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 3.6%
Argentina — 0.2%
Argentine Republic
(b)
:
1.00%, 07/09/29 ............ USD 1,126 $ 431,381
0.50%, 07/09/30
(q)
........... 10,702 3,906,258
1.13%, 07/09/35
(q)
........... 13,212 4,306,970
2.00%, 01/09/38
(q)
........... 4,484 1,728,426
2.50%, 07/09/41
(q)
........... 1,536 559,872
10,932,907
Austria — 0.2%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
EUR 6,663 12,327,698
Bahrain — 0.0%
Kingdom of Bahrain
(b)
:
7.00%, 01/26/26
(d)
........... USD 304 335,597
6.75%, 09/20/29
(d)
........... 891 954,372
5.25%, 01/25/33
(a)
........... 420 398,475
1,688,444
China — 1.4%
People's Republic of China:
2.68%, 05/21/30 ............ CNY 471,250 71,310,179
3.27%, 11/19/30 ............ 121,020 19,299,313
3.02%, 05/27/31 ............ 87,140 13,663,292
104,272,784
Colombia — 0.0%
Republic of Colombia
(b)
:
4.50%, 01/28/26 ............ USD 406 434,750
3.88%, 04/25/27 ............ 568 588,874
3.13%, 04/15/31 ............ 1,379 1,289,192
2,312,816
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(b)
:
5.95%, 01/25/27
(d)
........... 650 729,625
4.50%, 01/30/30
(a)
........... 810 821,796
4.88%, 09/23/32
(a)
........... 850 867,159
6.40%, 06/05/49
(d)
........... 322 340,978
2,759,558
Egypt — 0.1%
Arab Republic of Egypt
(b)
:
5.75%, 05/29/24
(a)
........... 657 679,995
5.88%, 06/11/25
(d)
........... 856 881,594
7.60%, 03/01/29
(d)
........... 709 730,270
8.50%, 01/31/47
(a)
........... 919 879,943
7.50%, 02/16/61
(a)
........... 410 356,700
3,528,502
Ghana — 0.0%
Republic of Ghana
(b)
:
6.38%, 02/11/27
(d)
........... 556 517,775
7.75%, 04/07/29
(a)
........... 634 602,300
8.63%, 04/07/34
(a)
........... 381 360,045
1,480,120
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(a)(d)
EUR 12,617 16,107,083
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41 ................. 200 194,916
Security
Par (000)
Par (000) Value
India — 0.0%
(b)(d)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. USD 220 $ 232,279
Indian Railway Finance Corp. Ltd.:
3.25%, 02/13/30 ............ 930 937,440
2.80%, 02/10/31 ............ 220 212,353
1,382,072
Indonesia — 0.2%
(b)
Perusahaan Penerbit SBSN Indonesia
III
(d)
:
4.45%, 02/20/29 ............ 1,100 1,262,250
2.80%, 06/23/30 ............ 1,320 1,361,910
3.55%, 06/09/51 ............ 580 571,364
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(d)
:
5.45%, 05/21/28 ............ 520 603,622
5.38%, 01/25/29 ............ 1,280 1,476,941
5.25%, 10/24/42 ............ 660 734,786
5.25%, 05/15/47 ............ 380 421,397
Republic of Indonesia:
4.10%, 04/24/28 ............ 1,233 1,383,503
8.50%, 10/12/35
(d)
........... 500 780,562
6.63%, 02/17/37
(d)
........... 1,210 1,649,230
7.75%, 01/17/38
(d)
........... 580 862,315
11,107,880
Japan — 0.4%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 3,535,600 29,793,136
Mexico — 0.0%
United Mexican States
(b)
:
3.75%, 01/11/28 ............ USD 718 781,857
2.66%, 05/24/31 ............ 892 860,390
1,642,247
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(b)(d)
300 289,875
Morocco — 0.0%
Kingdom of Morocco
(a)(b)
:
3.00%, 12/15/32 ............ 580 550,275
4.00%, 12/15/50 ............ 200 182,250
732,525
Oman — 0.0%
Oman Government Bond
(b)(d)
:
6.50%, 03/08/47 ............ 353 339,498
6.75%, 01/17/48 ............ 342 337,148
676,646
Pakistan — 0.0%
Islamic Republic of Pakistan
(b)(d)
:
6.00%, 04/08/26 ............ 282 279,211
7.38%, 04/08/31 ............ 282 280,974
560,185
Panama — 0.0%
Republic of Panama
(b)
:
3.16%, 01/23/30 ............ 1,276 1,315,317
4.50%, 04/16/50 ............ 537 583,081
1,898,398

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Paraguay — 0.0%
(b)
Paraguay Government International
Bond, 4.70%
,
03/27/27
(d)
....... USD 305 $ 337,273
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 369 415,194
752,467
Peru — 0.0%
(b)
Peru Government Bond, 1.86%
,
12/01/32 ................. 623 565,879
Republic of Peru, 2.78%
,
01/23/31 .. 456 451,953
1,017,832
Philippines — 0.1%
Republic of Philippines
(b)
:
6.38%, 01/15/32 ............ 1,190 1,599,286
6.38%, 10/23/34 ............ 820 1,132,266
2,731,552
Qatar — 0.0%
State of Qatar, 4.40%
,
04/16/50
(a)(b)
.. 315 383,119
Romania — 0.0%
Romania Government Bond, 6.13%
,
01/22/44
(a)(b)
............... 464 606,477
Russia — 0.0%
Russian Federation
(b)(d)
:
4.75%, 05/27/26 ............ 200 224,912
4.25%, 06/23/27 ............ 800 891,600
1,116,512
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(b)(d)
............... 692 809,640
Spain — 0.7%
Kingdom of Spain
(a)(d)
:
0.50%, 10/31/31 ............ EUR 13,348 15,525,126
3.45%, 07/30/66 ............ 21,809 38,737,044
54,262,170
Ukraine — 0.0%
Ukraine Government Bond
(b)
:
7.75%, 09/01/23
(d)
........... USD 327 349,563
8.99%, 02/01/24
(d)
........... 954 1,050,354
7.25%, 03/15/33
(a)
........... 206 207,777
1,607,694
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50
(b)
................ 256 326,089
Total Foreign Government Obligations — 3.6%
(Cost: $277,633,983) ............................. 267,301,344
Shares
Shares
Investment Companies — 1.5%
Consumer Discretionary Select Sector
SPDR Fund
(i)
.............. 38,033 6,825,022
Financial Select Sector SPDR Fund . 220,495 8,275,177
Health Care Select Sector SPDR
Fund
(i)
................... 59,953 7,632,017
Industrial Select Sector SPDR Fund
(i)
143,687 14,058,336
Invesco Senior Loan ETF
(i)
....... 332,379 7,348,900
iShares China Large-Cap ETF
(g)(i)
... 137,076 5,336,369
Security
Shares
Shares Value
Investment Companies (continued)
iShares iBoxx $ High Yield Corporate
Bond ETF
(g)(i)
............... 25,446 $ 2,226,270
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)(i)
....... 14,187 1,887,297
iShares Latin America 40 ETF
(g)(i)
... 111,907 2,970,012
iShares MSCI Brazil ETF
(g)(i)
....... 126,802 4,074,148
iShares MSCI Emerging Markets ETF
(g)
(i)
....................... 16,353 823,864
iShares Nasdaq Biotechnology ETF
(g)(i)
5,951 962,158
iShares S&P 500 Value ETF
(g)(i)
.... 69,142 10,054,630
KraneShares Bosera MSCI China A
ETF ..................... 50,931 2,329,584
KraneShares CSI China Internet ETF
(i)
170,247 8,056,088
SPDR Blackstone Senior Loan ETF
(i)
160,000 7,363,200
SPDR Bloomberg Barclays High Yield
Bond ETF
(i)
................ 48,027 5,252,233
SPDR Gold Shares
(j)(k)
.......... 84,856 13,935,052
United States Oil Fund LP
(k)
....... 30,095 1,581,793
VanEck Vectors Semiconductor ETF
(i)
8,454 2,166,506
Total Investment Companies — 1.5%
(Cost: $109,834,790) ............................. 113,158,656
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 2.7%
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(c)
:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... USD 743 752,662
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 1,836 1,923,636
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 1,359 1,375,820
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 814 838,943
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(c)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... 798 827,021
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 721 822,016
J.P. Morgan Mortgage Trust, Series
2021-INV5, Class A2A, 2.50%,
12/25/51
(a)(c)
............... 22,958 23,220,163
MCM, Series 2021-VFN1, 3.00%,
08/28/28 ................. 905 323,209
MCM Trust 2018-NPL2,  3.00%,
08/25/28 ................. 1,175 1,174,878
Texas Capital Bank NA,  (LIBOR USD 3
Month + 4.50%), 4.63%, 09/30/24
(a)
(c)
...................... 3,692 3,704,677
TVC DSCR,  2.38%, 02/01/51
(e)
..... 6,655 6,654,734
TVC Holding,  0.00%, 02/01/51
(e)
.... 1,664 2,090,086

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Western Alliance Cln, (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(c)
USD 11,150 $ 11,140,907
54,848,752
Commercial Mortgage-Backed Securities — 1.9%
United States — 1.9%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(c)
............... 1,520 1,591,135
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.18%, 04/15/34
(a)
(c)
...................... 1,755 1,760,499
AOA Mortgage Trust, Series 2015-
1177, Class C, 3.11%, 12/13/29
(a)(c)
1,022 1,021,140
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 550 472,813
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(c)
.... 255 267,427
Bayview Commercial Asset Trust
(a)(c)
:
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.14%,
11/25/35 ............... 139 134,084
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.43%,
10/25/36 ............... 178 170,936
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.58%, 08/15/36
(a)
(c)
...................... 559 557,585
Beast Mortgage Trust
(a)(c)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.18%,
04/15/36 ............... 1,549 1,549,466
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.43%,
04/15/36 ............... 1,930 1,930,577
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.68%,
04/15/36 ............... 1,773 1,773,535
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/36 ............... 1,535 1,535,464
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.98%,
04/15/36 ............... 1,467 1,467,440
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.88%,
04/15/36 ............... 1,661 1,661,501
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.99%,
04/15/36 ............... 1,177 1,177,356
BHMS
(a)(c)
:
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.33%,
07/15/35 ............... 2,215 2,221,377
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 1.98%,
07/15/35 ............... 840 840,065
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,287 1,344,440
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(c)
:
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.40%,
03/15/37 ............... USD 940 $ 940,239
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.03%,
03/15/37 ............... 2,950 2,949,448
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.55%,
03/15/37 ............... 2,663 2,665,041
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.13%,
11/15/35 ............... 1,325 1,328,341
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.38%,
10/15/36 ............... 2,938 2,946,443
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.73%,
10/15/36 ............... 4,674 4,684,387
Series 2020-BXLP, Class D, (LIBOR
USD 1 Month + 1.25%), 1.33%,
12/15/36 ............... 678 677,727
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.08%,
12/15/36 ............... 718 718,996
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.58%,
12/15/36 ............... 961 959,420
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.33%, 10/15/37 .......... 470 470,897
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 0.99%,
02/15/33
(e)
.............. 7,459 7,459,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.23%,
02/15/33
(e)
.............. 4,374 4,374,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.33%,
02/15/33
(e)
.............. 2,888 2,888,000
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.89%,
05/15/38 ............... 4,160 4,170,403
BX Trust
(a)(c)
:
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 4,052,857
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.33%, 01/15/34 .......... 1,060 1,060,998
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.08%,
01/15/34 ............... 1,650 1,660,237
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.88%, 06/15/38 .......... 5,600 5,608,995
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.23%,
12/15/37
(a)(c)
............... 719 719,254
CFCRE Commercial Mortgage Trust
(a)
:
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 361,429
Series 2018-TAN, Class E, 6.66%,
02/15/33
(c)
.............. 396 406,732

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.26%,
03/10/47
(a)(c)
............. USD 405 $ 429,921
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 1,940 2,081,868
Commercial Mortgage Trust, Series
2014-CR17, Class C, 4.95%,
05/10/47
(c)
................ 650 683,980
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.43%, 12/15/31
(a)
(c)
...................... 562 551,881
Credit Suisse Mortgage Capital
Certificates
(a)
:
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.51%,
05/15/36
(c)
.............. 606 606,430
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 1.68%,
05/15/36
(c)
.............. 2,018 2,023,716
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.23%,
05/15/36
(c)
.............. 1,792 1,794,868
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.73%,
05/15/36
(c)
.............. 2,679 2,682,223
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,412 1,451,145
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.80%,
11/15/48
(c)
.............. 419 448,769
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 4,122 4,237,572
DBGS Mortgage Trust
(a)(c)
:
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.38%,
05/15/35 ............... 628 628,067
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 2.08%,
05/15/35 ............... 2,246 2,246,093
DBWF Mortgage Trust
(a)(c)
:
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 1.44%,
12/19/30 ............... 723 722,598
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 1.84%,
12/19/30 ............... 575 573,937
Extended Stay America Trust
(a)(c)
:
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 4,347 4,401,272
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 2,815 2,843,594
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.43%,
02/15/38
(a)(c)
............... 270 270,249
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
1.23%, 05/15/26
(a)(c)
.......... 490 490,488
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,598,196
Security
Par (000)
Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(c)
............... USD 315 $ 317,244
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.53%,
04/15/38 ............... 2,540 2,543,156
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.03%,
04/15/38 ............... 2,670 2,674,254
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)
:
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
2.58%, 07/05/33
(c)
......... 438 438,887
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 792,582
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.08%,
07/15/36
(c)
.............. 2,095 2,063,046
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.43%, 03/15/38
(a)(c)
.... 5,071 5,083,684
MHC Commercial Mortgage Trust
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/38 ............... 5,320 5,336,501
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.68%,
04/15/38 ............... 4,090 4,099,025
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
2.83%, 07/15/38
(a)(c)
.......... 1,119 1,119,349
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (LIBOR USD 1 Month + 0.00%),
4.49%, 05/15/48
(c)
........... 227 238,047
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(c)
............... 709 792,849
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.43%,
07/15/38
(a)(c)
............... 533 533,637
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.01%, 07/15/36
(a)(c)
.......... 931 930,442
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
3.08%, 06/15/26
(a)(c)
.......... 1,181 1,178,460
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 436,030
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(c)
.......... 597 608,965
VMC Finance LLC, Series 2021-FL4,
Class A, (LIBOR USD 1 Month +
1.10%), 1.19%, 06/16/36
(a)(c)
.... 1,889 1,891,613
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(c)
........ 750 766,460
Wells Fargo Commercial Mortgage
Trust
(c)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,226,230

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... USD 1,065 $ 1,142,398
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 759 834,735
138,394,145
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(c)
Benchmark Mortgage Trust:
Series 2021-B23, Class XA, 1.39%,
02/15/54 ............... 18,296 1,700,433
Series 2021-B25, Class XA, 1.23%,
04/15/54 ............... 9,656 819,235
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.85%,
12/12/53
(a)
................ 1,495 188,388
Wells Fargo Commercial Mortgage
Trust:
Series 2020-C58, Class XA, 2.01%,
07/15/53 ............... 10,756 1,449,263
Series 2021-C59, Class XA, 1.69%,
04/15/54 ............... 8,338 957,704
5,115,023
Total Non-Agency Mortgage-Backed Securities — 2.7%
(Cost: $196,784,897) ............................. 198,357,920
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(b)(e)(t)
............. 7,220 8,563,070
Total Other Interests - 0.1%
(Cost: $7,284,549) ................................ 8,563,070
Par (000)
Pa r (000)
Preferred Securities — 3.6%
Capital Trusts — 0.2%
United States — 0.2%
(c)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(m)
.................. 1,072 1,115,791
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.13%
(m)
.................. 1,058 1,122,194
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(m)
............ 1,074 1,119,645
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(m)
............ 1,085 1,109,413
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(m)
.................. 1,109 1,146,761
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(m)
....... USD 984 $ 1,132,830
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(m)
....... 1,105 1,131,244
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(m)
..... 1,088 1,112,480
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.74%
(m)
..... 2,972 2,998,748
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,491 1,586,915
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,264 2,354,855
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(m)
........... 1,158 1,142,444
17,073,320
Total Capital Trusts — 0.2%
(Cost: $16,898,464) .............................. 17,073,320
Shares
Shares
Preferred Stocks — 3.3%
Brazil — 0.1%
Itau Unibanco Holding SA (Preference) 223,101 1,186,431
Neon Payments Ltd.
(b)(e)
......... 10,380 3,927,792
5,114,223
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(b)(e)(h)
. 106,904 17,933,869
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 1,862 141,244
Caresyntax, Inc.
(b)(e)(f)
........... 11,234 1,932,810
Porsche Automobil Holding SE
(Preference) ............... 36,318 3,591,500
Sartorius AG (Preference) ........ 268 170,611
Volkswagen AG (Preference) ...... 60,493 13,484,047
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,545,514)
(e)(h)
.......... 1,420 7,706,813
27,027,025
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(e)(h)
............. 1,380 5,299,914
Jersey — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $3,701,680)
(b)(e)(h)
.. 432,945 5,459,436
United Kingdom — 0.2%
(b)(e)(h)
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $3,432,127) ............ 1,960 12,348,000
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $1,716,063) ............ 490 3,087,000
15,435,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States — 2.3%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(o)
............. 12,010 $ 13,580,548
Aptiv plc, Series A, 5.50%
(o)
....... 40,585 6,838,573
Becton Dickinson and Co., Series B,
6.00%
(i)
.................. 151,936 8,201,505
Boston Scientific Corp., Series A,
5.50% ................... 26,805 3,120,102
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$4,854,509)
(e)(f)(h)
............ 8,988 4,854,509
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(e)(h)
.......... 125,077 3,264,510
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(e)(h)
... 90,717 19,998,563
Databricks, Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(e)(h)
... 24,790 5,464,956
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(e)(h)
... 639,810 4,414,689
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$2,404,126)
(h)
.............. 139,683 4,747,713
Dream Finders Homes, Inc., 9.00% .. 10,838 10,729,620
EPAM Systems, Inc.
(f)
........... 4,222 2,408,567
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,729,072)
(e)(h)
... 465,871 2,730,004
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(e)(h)
............. 94,319 5,862,869
Farmer's Business Network, Inc.,
(Acquired 09/15/21, cost $886,805)
(e)
(f)(h)
..................... 14,267 886,805
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(e)(h)
... 1,929,993 5,500,480
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(e)(h)
... 1,184,166 3,351,190
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(e)(h)
... 2,211,458 13,246,633
Live Nation Entertainment, Inc.
(f)
.... 48,262 4,398,116
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(e)(h)
............ 863,811 9,484,645
MongoDB, Inc.
(f)
............... 12,718 5,996,664
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(e)(h)
... 308,241 2,385,785
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,786,613)
(e)(f)(h)
............ 312,236 2,786,613
PsiQuantum Corp., (Acquired 05/21/21,
cost $1,743,151)
(e)(h)
.......... 66,466 1,741,409
Relativity Space, Inc., (Acquired
05/27/21, cost $3,000,761)
(e)(h)
... 131,410 3,117,045
SambaNova Systems, Inc., (Acquired
04/9/21, cost $2,289,175)
(e)(h)
.... 24,092 2,610,609
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$4,030,858)
(e)(h)
............. 75,709 8,203,827
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $1,079,673)
(e)(h)
... 71,884 1,122,828
Ursa Major Technologies, Inc.,
(Acquired 09/13/21, cost
$2,763,384)
(e)(f)(h)
............ 463,282 2,763,384
Wells Fargo & Co., Series L, 7.50%
(i)(m)
(o)
...................... 1,758 2,605,356
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(e)(h)
............. 195,578 $ 3,187,921
169,606,038
Total Preferred Stocks — 3.3%
(Cost: $181,199,548) ............................. 245,875,505
Trust Preferreds — 0.1%
United States — 0.1%
(c)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.50%, 10/30/40
(i)
189,312 5,253,408
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.91%, 02/15/40 ............ 41,624 1,050,590
6,303,998
Total Trust Preferreds — 0.1%
(Cost: $6,009,005) .............................. 6,303,998
Total Preferred Securities — 3.6%
(Cost: $204,107,017) ............................. 269,252,823
Rights — 0.0%
Germany — 0.0%
Vitesco Technologies
(f)
.......... 71 4,194
Taiwan — 0.0%
Fubon Financial Holding Co. Ltd.
(Expires 10/18/21)
(f)
.......... 51,008 19,624
Total Rights — 0.0%
(Cost: $5,001) ................................. 23,818
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 3.1%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 2,840 250,445
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.94%, 05/25/29
(c)
........... 19,593 995,259
1,245,704
Mortgage-Backed Securities — 3.1%
Uniform Mortgage-Backed Securities,
2.50%, 10/25/51
(u)
........... 221,625 228,507,169
Total U.S. Government Sponsored Agency Securities
—
3.1%
(Cost: $230,516,981) ............................. 229,752,873

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 2.00%, 11/15/21
(k)
USD 20,000 $ 20,047,480
Total U.S. Treasury Obligations — 0.3%
(Cost: $20,046,010) .............................. 20,047,480
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(b)(e)(f)
......... 3,459 77,378
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(f)
........... 85,886 99,486
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(f)
........... 1,586 749
United States — 0.0%
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50)
(f)
........... 10,498 17,742
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50)
(f)
.................. 88,134 363,993
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(e)
........... 90,780 43,574
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50)
(f)
.................. 48,920 87,567
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 36,207 33,321
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(e)(f)
.......... 134,819 173,917
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50)
(f)
.................. 37,211 122,796
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 98,870 313,257
Northern Genesis Acquisition Corp.
II (Issued/exercisable 12/28/20,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50)
(f)
35,878 38,389
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50)
(f)
........... 60,291 $ 105,509
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(e)(f)
.......... 33,370 34,705
Sarcos Technology and Robotics
Corp. (Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50)
(f)
76,688 59,817
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50)
(f)
21,860 43,283
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50)
(f)
.................. 50,390 128,998
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(e)(f)
(h)
...................... 195,578 2
1,566,870
Total Warrants — 0.0% ............................ 1,744,483
Total Long-Term Investments — 96.7%
(Cost: $6,219,057,851) ........................... 7,236,684,881
Par (000)
Pa r (000)
Short-Term Securities — 7.8%
Foreign Government Obligations — 0.3%
(v)
Brazil - 0.3%
Federative Republic of Brazil Treasury
Bills, 7.60%
,
07/01/24 ......... BRL 168 23,647,855
Total Foreign Government Obligations — 0.3%
(Cost: $26,214,190) .............................. 23,647,855
Shares
Shares
Money Market Funds — 7.3%
(g)(w)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 328,703,858 328,703,858
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(x)
............. 215,836,250 215,901,001
Total Money Market Funds — 7.3%
(Cost: $544,604,859) ............................. 544,604,859
Par (000)
Pa r (000)
Time Deposits — 0.2%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.23)%, 10/01/21 ........... AUD 1,202 868,947

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ CAD 2,626 $ 2,073,221
Europe — 0.0%
BNP Paribas, (0.79)%, 10/01/21 .... EUR 253 293,484
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 10/04/21 ............ HKD 463 59,481
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.41)%, 10/01/21 ........... JPY 14,640 131,542
United Kingdom — 0.0%
Citibank NA, 0.01%, 10/01/21 ..... GBP 214 288,704
United States — 0.2%
Skandinaviska Enskilda Banken AB,
0.08%, 10/01/21 ............ USD 12,102 12,101,736
Total Time Deposits — 0.2%
(Cost: $15,817,115) .............................. 15,817,115
Total Short-Term Securities — 7.8%
(Cost: $586,636,164) ............................. 584,069,829
Total Options Purchased — 0.4%
(Cost: $47,110,446 ) .............................. 30,039,038
Total Investments Before Options Written and Investments Sold
Short — 104.9%
(Cost: $6,852,804,461) ........................... 7,850,793,748
Total Options Written — (0.3)%
(Premiums Received — $24,249,351) ................. (20,995,981)
Shares
Shares
Investments Sold Short — (0.4)%
Common Stocks — (0.4)%
United States — (0.4)%
Appian Corp.
(f)
................ 33,143 (3,066,059)
DoorDash, Inc., Class A
(f)
........ 29,049 (5,983,513)
Hershey Co. (The) ............. 14,342 (2,427,384)
JM Smucker Co. (The) .......... 15,304 (1,836,939)
Snowflake, Inc., Class A
(f)
........ 15,030 (4,545,523)
Walgreens Boots Alliance, Inc. ..... 221,181 (10,406,566)
(28,265,984)
Total Common Stocks — (0.4)%
(Proceeds: $26,298,666) .......................... (28,265,984)
Total Investments Sold Short — (0.4)%
(Proceeds: $26,298,666 ) .......................... (28,265,984)
Total Investments Net of Options Written and Investments Sold
Short — 104.2%
(Cost: $6,802,256,444) ........................... 7,801,531,783
Liabilities in Excess of Other Assets — (4.2)% ............ (314,409,348)
Net Assets — 100.0% .............................. $ 7,487,122,435

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
U.S. dollar denominated security issued by foreign domiciled entity.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Affiliate of the Fund.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $310,211,709, representing 4.14% of its net assets as of period end, and an original cost of $212,490,119.
(i)
All or a portion of this security is on loan.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Perpetual security with no stated maturity date.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Convertible security.
(p)
Zero-coupon bond.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Fixed rate.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Par/Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 29,360,501 $ 299,343,357 $ — $ — $ — $ 328,703,858 328,703,858 $ 6,318 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 352,621,386 — (136,717,253) (3,132) — 215,901,001 215,836,250 1,196,797
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 2,193,500 — — — (481,500) 1,712,000 21,400,000 — —
iShares China Large-Cap ETF .. 11,083,538 5,112,318 (9,523,820) (174,012) (1,161,655) 5,336,369 137,076 24,045 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 103,651,290 — (100,429,282) 2,441,203 (3,436,941) 2,226,270 25,446 1,207,538 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 46,918,617 14,754,824 (58,154,953) (643,712) (987,479) 1,887,297 14,187 205,191 —
iShares Latin America 40 ETF .. 5,690,965 — (2,286,373) 236,384 (670,964) 2,970,012 111,907 49,101 —
iShares MSCI Brazil ETF ..... 4,298,303 4,334,188 (3,416,691) 484,160 (1,625,812) 4,074,148 126,802 115,199 —
iShares MSCI Emerging Markets
ETF .................. 1,464,018 — (637,412) 102,627 (105,369) 823,864 16,353 4,572 —
iShares MSCI Japan ETF
(c)
.... — 4,446,939 (4,750,627) 303,688 — — — — —
iShares Nasdaq Biotechnology
ETF .................. 1,569,891 — (664,241) 163,048 (106,540) 962,158 5,951 2,259 —
iShares Russell 2000 ETF
(c)
.... 107,492,052 6,309,938 (121,996,976) 18,173,874 (9,978,888) — — 103,273 —
iShares S&P 500 Value ETF ... 10,275,781 — (1,639,907) 274,035 1,144,721 10,054,630 69,142 156,784 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 18,089,674 743,228 — — (408,028) 18,424,874 19,205,915 1,458,910 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (125,639) — 125,639 18,591,047 18,591,047 2 —
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227) .. 6,288,328 — — — 3,018,687 9,307,015 9,827,224 — —
$ 21,358,163 $ (14,674,129) $ 620,974,543 $ 4,529,989 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 921 12/08/21 $ 162,106 $ (2,536,113)
Euro-Bund .............................................................. 977 12/08/21 192,187 (2,834,697)
Japan 10 Year Bond ........................................................ 59 12/13/21 80,245 (254,479)
Australia 10 Year Bond ...................................................... 1,082 12/15/21 110,664 (2,361,868)
FTSE/MIB Index .......................................................... 35 12/17/21 5,143 (55,714)
MSCI Emerging Markets E-Mini Index ............................................ 146 12/17/21 9,093 (379,347)
Russell 2000 E-Mini Index .................................................... 741 12/17/21 81,540 (1,312,134)
U.S. Treasury 10 Year Note ................................................... 352 12/21/21 46,365 (462,295)
U.S. Treasury Long Bond .................................................... 202 12/21/21 32,219 (596,867)
U.S. Treasury Ultra Bond .................................................... 544 12/21/21 104,210 (2,935,911)
U.S. Treasury 5 Year Note .................................................... 9,329 12/31/21 1,145,572 (5,873,339)
(19,602,764)
Short Contracts
Euro-Buxl ............................................................... 179 12/08/21 42,161 1,371,912
SPI 200 Index ............................................................ 20 12/16/21 2,636 39,175
EURO STOXX 50 Index ..................................................... 460 12/17/21 21,569 478,649
FTSE 100 Index .......................................................... 105 12/17/21 10,007 (100,799)
NASDAQ 100 E-Mini Index ................................................... 718 12/17/21 210,841 10,694,203
S&P 500 E-Mini Index ...................................................... 2,818 12/17/21 605,553 20,009,352
U.S. Treasury 10 Year Ultra Note ............................................... 3,583 12/21/21 521,159 6,188,488
Long Gilt ............................................................... 351 12/29/21 59,188 1,604,426
U.S. Treasury 2 Year Note .................................................... 5,199 12/31/21 1,144,186 318,787
40,604,193
$ 21,001,429
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 582,874,924 USD 7,729,514 Citibank NA 10/14/21 $ 109,816
JPY 46,551,344 EUR 356,813 Barclays Bank plc 10/14/21 4,901
JPY 2,098,564,504 EUR 16,082,338 JPMorgan Chase Bank NA 10/14/21 224,470
USD 510,332 BRL 2,712,172 Citibank NA 10/14/21 13,201
USD 15,567,515 EUR 13,088,582 JPMorgan Chase Bank NA 10/14/21 403,295
USD 7,952,452 INR 582,875,000 Citibank NA 10/14/21 113,121
JPY 3,481,266,400 EUR 26,750,000 Deutsche Bank AG 10/28/21 284,477
USD 39,389,324 EUR 33,285,142 Citibank NA 10/28/21 815,464
USD 11,635,863 EUR 9,810,217 JPMorgan Chase Bank NA 10/29/21 266,673
IDR 109,532,118,000 USD 7,561,240 HSBC Bank plc 11/03/21 60,851
USD 11,561,673 EUR 9,728,446 JPMorgan Chase Bank NA 11/04/21 285,951
USD 30,422,016 HKD 236,599,324 BNP Paribas SA 11/04/21 25,925
NOK 172,734,000 CHF 17,987,363 Morgan Stanley & Co. International plc 11/10/21 435,145
USD 8,584,606 EUR 7,246,604 Citibank NA 11/12/21 184,086
USD 27,038,542 EUR 23,243,365 Morgan Stanley & Co. International plc 11/12/21 94,010
USD 30,209,951 HKD 235,031,000 Citibank NA 11/12/21 14,826
NOK 103,461,000 CHF 10,765,413 Morgan Stanley & Co. International plc 11/16/21 267,129
USD 11,652,029 INR 858,405,000 Citibank NA 12/01/21 166,526
USD 20,851,596 SEK 181,226,948 JPMorgan Chase Bank NA 12/02/21 141,549
USD 14,861,545 BRL 77,859,633 HSBC Bank plc 12/08/21 724,223
USD 15,518,803 NZD 21,866,000 Morgan Stanley & Co. International plc 12/08/21 431,227
USD 19,419,436 SEK 166,711,000 UBS AG 12/08/21 365,840
USD 15,618,650 INR 1,152,031,623 HSBC Bank plc 12/09/21 217,686
EUR 9,649,266 USD 11,183,297 Citibank NA 12/15/21 11,405
EUR 9,649,265 USD 11,179,465 Goldman Sachs International 12/15/21 15,236
USD 37,534,093 EUR 32,192,231 JPMorgan Chase Bank NA 12/15/21 185,922

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 17,095,248 USD 13,338,639 Morgan Stanley & Co. International plc 12/16/21 $ 158,182
GBP 11,478,881 EUR 13,318,000 JPMorgan Chase Bank NA 12/16/21 17,191
JPY 1,681,682,000 USD 15,090,308 Bank of America NA 12/16/21 30,236
JPY 849,068,000 USD 7,627,349 Barclays Bank plc 12/16/21 6,895
PLN 48,893,834 USD 12,289,268 Barclays Bank plc 12/16/21 1,127
PLN 9,782,134 USD 2,457,418 BNP Paribas SA 12/16/21 1,507
PLN 1,316,032 USD 330,294 UBS AG 12/16/21 516
RUB 704,136,873 USD 9,525,017 Citibank NA 12/16/21 21,843
RUB 1,617,829 USD 21,887 HSBC Bank plc 12/16/21 48
USD 4,555,823 INR 337,985,090 BNP Paribas SA 12/16/21 40,991
6,141,491
JPY 6,326,752,000 USD 57,209,736 BNP Paribas SA 10/07/21 (361,822)
USD 29,653,763 CNY 193,371,000 HSBC Bank plc 10/08/21 (326,137)
BRL 12,042,554 USD 2,341,779 Citibank NA 10/14/21 (134,416)
JPY 6,795,806,997 USD 61,754,596 JPMorgan Chase Bank NA 10/14/21 (689,071)
JPY 3,177,025,816 USD 28,752,718 Barclays Bank plc 10/15/21 (204,517)
JPY 7,841,517 USD 70,959 JPMorgan Chase Bank NA 10/15/21 (496)
USD 26,893,931 CNY 175,633,504 HSBC Bank plc 10/15/21 (320,287)
GBP 19,425,000 USD 26,765,496 Goldman Sachs International 10/21/21 (591,718)
JPY 2,133,655,111 USD 19,469,559 Morgan Stanley & Co. International plc 10/21/21 (296,122)
MXN 341,851,758 USD 16,916,095 BNP Paribas SA 10/21/21 (400,209)
MXN 3,115,443 USD 154,183 Goldman Sachs International 10/21/21 (3,667)
JPY 2,645,706,615 USD 24,140,221 JPMorgan Chase Bank NA 10/22/21 (365,229)
USD 17,271,824 NOK 155,865,000 Bank of America NA 10/22/21 (555,647)
EUR 19,056,000 USD 22,524,998 Bank of America NA 10/28/21 (441,166)
JPY 4,396,102,000 USD 39,963,038 Morgan Stanley & Co. International plc 10/28/21 (456,940)
GBP 10,948 USD 15,226 Bank of America NA 11/04/21 (474)
GBP 16,140,052 USD 22,443,509 JPMorgan Chase Bank NA 11/04/21 (695,542)
JPY 2,412,819,000 USD 21,999,557 BNP Paribas SA 11/04/21 (315,427)
JPY 3,788,820 USD 34,632 JPMorgan Chase Bank NA 11/04/21 (582)
JPY 2,271,155,180 USD 20,760,178 UBS AG 11/04/21 (349,188)
USD 21,463,288 CNY 139,795,331 Deutsche Bank AG 11/04/21 (161,638)
USD 12,773,881 CNY 83,043,000 HSBC Bank plc 11/04/21 (72,032)
EUR 51,458,611 USD 60,478,315 Citibank NA 11/12/21 (825,671)
JPY 2,988,307,000 USD 27,043,779 JPMorgan Chase Bank NA 11/12/21 (186,158)
AUD 24,313,589 USD 17,641,434 Bank of America NA 11/18/21 (60,570)
JPY 2,615,566,415 USD 23,834,318 JPMorgan Chase Bank NA 11/18/21 (325,709)
AUD 20,160,165 USD 14,609,787 Bank of America NA 11/19/21 (32,157)
KRW 17,243,209,430 USD 14,730,232 Citibank NA 11/24/21 (182,740)
KRW 17,250,893,000 USD 14,645,278 UBS AG 11/24/21 (91,303)
KRW 18,066,206,000 USD 15,506,142 Citibank NA 12/01/21 (265,978)
AUD 4,280,111 USD 3,105,782 HSBC Bank plc 12/02/21 (10,717)
AUD 16,203,618 USD 11,865,261 Morgan Stanley & Co. International plc 12/02/21 (147,984)
JPY 21,262,719 USD 193,972 Morgan Stanley & Co. International plc 12/02/21 (2,844)
JPY 1,669,214,890 USD 15,228,034 UBS AG 12/02/21 (223,680)
KRW 18,077,651,000 USD 15,464,201 UBS AG 12/08/21 (215,341)
JPY 26,353,805 USD 239,128 JPMorgan Chase Bank NA 12/09/21 (2,206)
JPY 3,650,334,185 USD 33,119,124 Morgan Stanley & Co. International plc 12/09/21 (302,488)
USD 14,754,628 CNY 95,986,122 UBS AG 12/09/21 (52,530)
EUR 12,832,564 USD 14,902,264 BNP Paribas SA 12/15/21 (14,424)
EUR 12,832,564 USD 14,913,600 Citibank NA 12/15/21 (25,760)
EUR 58,254,268 USD 68,406,418 Morgan Stanley & Co. International plc 12/15/21 (822,089)
USD 22,815,462 CNY 148,965,574 Citibank NA 12/15/21 (153,095)
BRL 63,768,997 USD 12,010,563 Goldman Sachs International 12/16/21 (449,862)
HUF 1,898,265,176 USD 6,129,071 Barclays Bank plc 12/16/21 (26,853)
HUF 1,898,228,312 USD 6,126,103 Citibank NA 12/16/21 (24,004)
HUF 110,136,060 USD 354,877 JPMorgan Chase Bank NA 12/16/21 (830)
HUF 759,689,453 USD 2,451,552 UBS AG 12/16/21 (9,432)
JPY 1,198,830,719 EUR 9,315,000 Barclays Bank plc 12/16/21 (28,161)
JPY 1,678,939,000 USD 15,215,271 Goldman Sachs International 12/16/21 (119,391)
JPY 1,681,333,134 USD 15,303,144 Morgan Stanley & Co. International plc 12/16/21 (185,736)
USD 70,034,134 CNY 456,605,551 BNP Paribas SA 12/16/21 (362,691)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,043,808 CNY 123,691,436 HSBC Bank plc 12/16/21 $ (26,228)
USD 157,655 CNY 1,023,994 Morgan Stanley & Co. International plc 12/16/21 (219)
USD 18,992,843 CNY 123,498,000 UBS AG 12/16/21 (47,370)
(11,966,548)
$ (5,825,057)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency One-Touch
Bank of America
NA — 10/04/21 USD 1.16 USD 1.16 EUR 537 $ 408,953
EUR Currency One-Touch UBS AG — 10/11/21 USD 1.15 USD 1.15 EUR 1,065 322,881
S&P 500 Index Up and In
Morgan Stanley &
Co. International
plc 9,061 10/15/21 USD 4,339.43 USD 4,491.31 USD 9 724,376
USD Currency Up and In Deutsche Bank AG — 11/03/21 BRL 5.20 BRL 5.35 USD 9,488 31,236
$ 1,487,446
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 3,308 10/01/21 USD 441.00 USD 141,960 $ 14,886
Apple, Inc. ................................ 908 10/15/21 USD 155.00 USD 12,848 12,712
Barclays plc ............................... 1,777 10/15/21 GBP 1.90 GBP 3,369 107,745
Best Buy Co., Inc. ........................... 291 10/15/21 USD 120.00 USD 3,076 2,910
Constellation Brands, Inc. ...................... 194 10/15/21 USD 225.00 USD 4,087 18,430
Constellation Brands, Inc. ...................... 329 10/15/21 USD 245.00 USD 6,932 3,290
Crowdstrike Holdings, Inc. ...................... 162 10/15/21 USD 260.00 USD 3,982 45,036
Deere & Co. ............................... 88 10/15/21 USD 380.00 USD 2,949 2,200
Facebook, Inc. ............................. 365 10/15/21 USD 362.50 USD 12,388 45,260
iShares China Large-Cap ETF ................... 7,606 10/15/21 USD 43.00 USD 29,610 26,621
iShares MSCI Japan ETF ...................... 1,832 10/15/21 USD 74.00 USD 12,870 21,984
Masco Corp. ............................... 513 10/15/21 USD 60.00 USD 2,850 7,695
Mastercard, Inc. ............................ 190 10/15/21 USD 365.00 USD 6,606 29,830
Micron Technology, Inc. ....................... 497 10/15/21 USD 75.00 USD 3,528 21,123
Microsoft Corp. ............................. 305 10/15/21 USD 305.00 USD 8,599 11,895
Nucor Corp. ............................... 333 10/15/21 USD 110.00 USD 3,280 22,478
SPDR S&P 500 ETF Trust ...................... 1,260 10/15/21 USD 453.00 USD 54,072 17,010
SPDR S&P 500 ETF Trust ...................... 3,273 10/15/21 USD 442.00 USD 140,458 428,763
SPDR S&P 500 ETF Trust ...................... 12,516 10/15/21 USD 450.00 USD 537,112 294,126
TE Connectivity Ltd. .......................... 183 10/15/21 USD 145.00 USD 2,511 10,980
Thermo Fisher Scientific, Inc. .................... 66 10/15/21 USD 560.00 USD 3,771 128,370
TJX Cos., Inc. (The) .......................... 872 10/15/21 USD 75.00 USD 5,753 5,232
United Parcel Service, Inc. ..................... 141 10/15/21 USD 200.00 USD 2,568 2,327
Wells Fargo & Co. ........................... 1,774 10/15/21 USD 50.00 USD 8,233 55,881
Western Digital Corp. ......................... 286 10/15/21 USD 70.00 USD 1,614 2,288
Western Digital Corp. ......................... 286 10/15/21 USD 65.00 USD 1,614 4,576
Xilinx, Inc. ................................ 134 10/15/21 USD 167.50 USD 2,023 8,241
Xilinx, Inc. ................................ 256 10/15/21 USD 170.00 USD 3,865 12,800
Xilinx, Inc. ................................ 568 10/15/21 USD 160.00 USD 8,576 101,388
Alcoa Corp. ............................... 791 11/19/21 USD 50.00 USD 3,871 306,513
Alphabet, Inc. .............................. 12 11/19/21 USD 2,900.00 USD 3,198 37,140
Alphabet, Inc. .............................. 20 11/19/21 USD 3,000.00 USD 5,331 31,000
Alphabet, Inc. .............................. 32 11/19/21 USD 2,950.00 USD 8,529 70,560

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Best Buy Co., Inc. ........................... 353 11/19/21 USD 125.00 USD 3,732 $ 13,238
BNP Paribas SA ............................ 187 11/19/21 EUR 57.00 EUR 1,037 39,748
Eli Lilly & Co. .............................. 161 11/19/21 USD 240.00 USD 3,720 90,563
Global Payments, Inc. ........................ 241 11/19/21 USD 175.00 USD 3,798 48,200
iShares China Large-Cap ETF ................... 1,751 11/19/21 USD 45.00 USD 6,817 15,759
Mastercard, Inc. ............................ 265 11/19/21 USD 375.00 USD 9,214 109,313
Microsoft Corp. ............................. 85 11/19/21 USD 300.00 USD 2,396 36,550
Microsoft Corp. ............................. 489 11/19/21 USD 310.00 USD 13,786 102,690
Parker-Hannifin Corp. ......................... 226 11/19/21 USD 340.00 USD 6,319 14,125
Rio Tinto plc ............................... 568 11/19/21 USD 72.50 USD 3,795 66,740
salesforce.com, Inc. .......................... 211 11/19/21 USD 280.00 USD 5,723 155,613
salesforce.com, Inc. .......................... 759 11/19/21 USD 300.00 USD 20,586 170,016
Societe Generale SA ......................... 374 11/19/21 EUR 28.00 EUR 1,017 45,705
SPDR S&P 500 ETF Trust ...................... 2,455 11/19/21 USD 448.00 USD 105,354 720,543
Twilio, Inc. ................................ 108 11/19/21 USD 390.00 USD 3,446 42,120
Vale SA .................................. 2,303 11/19/21 USD 17.00 USD 3,213 38,000
Williams-Sonoma, Inc. ........................ 421 11/19/21 USD 170.00 USD 7,466 654,655
Zscaler, Inc. ............................... 210 11/19/21 USD 250.00 USD 5,507 456,225
Alphabet, Inc. .............................. 10 12/17/21 USD 2,950.00 USD 2,665 35,350
Amazon.com, Inc. ........................... 9 12/17/21 USD 3,650.00 USD 2,957 38,003
Best Buy Co., Inc. ........................... 1,182 12/17/21 USD 115.00 USD 12,495 348,690
Dexcom, Inc. .............................. 73 12/17/21 USD 560.00 USD 3,992 224,110
Diamondback Energy, Inc. ...................... 392 12/17/21 USD 90.00 USD 3,711 454,720
Diamondback Energy, Inc. ...................... 655 12/17/21 USD 115.00 USD 6,201 212,875
Freeport-McMoRan, Inc. ....................... 3,012 12/17/21 USD 33.00 USD 9,798 789,144
Lions Gate Entertainment Corp. .................. 113 12/17/21 USD 18.00 USD 160 3,955
SPDR S&P 500 ETF Trust ...................... 373 12/17/21 USD 360.00 USD 16,007 2,712,456
Thermo Fisher Scientific, Inc. .................... 71 12/17/21 USD 580.00 USD 4,056 164,720
Western Digital Corp. ......................... 465 12/17/21 USD 80.00 USD 2,624 13,253
SPDR S&P 500 ETF Trust ...................... 1,636 12/31/21 USD 448.00 USD 70,207 959,514
SPDR S&P 500 ETF Trust ...................... 3,302 12/31/21 USD 465.00 USD 141,702 477,139
Caesars Entertainment, Inc. .................... 263 01/21/22 USD 100.00 USD 2,953 488,523
Devon Energy Corp. .......................... 1,134 01/21/22 USD 35.00 USD 4,027 428,085
Devon Energy Corp. .......................... 1,399 01/21/22 USD 28.00 USD 4,968 1,182,155
Energy Transfer LP .......................... 2,401 01/21/22 USD 10.00 USD 2,300 141,659
FedEx Corp. ............................... 139 01/21/22 USD 280.00 USD 3,048 13,970
Lions Gate Entertainment Corp. .................. 134 01/21/22 USD 19.00 USD 190 5,360
13,424,774
Put
SPDR S&P 500 ETF Trust ...................... 1,487 10/01/21 USD 435.00 USD 63,813 834,951
SPDR S&P 500 ETF Trust ...................... 107 10/08/21 USD 420.00 USD 4,592 26,376
American Airlines Group, Inc. .................... 130 10/15/21 USD 16.00 USD 267 455
iShares iBoxx $ High Yield Corporate Bond ETF ....... 168 10/15/21 USD 86.00 USD 1,470 3,360
iShares iBoxx $ High Yield Corporate Bond ETF ....... 504 10/15/21 USD 87.00 USD 4,409 18,648
iShares Russell 2000 ETF ...................... 112 10/15/21 USD 210.00 USD 2,450 12,376
iShares Russell 2000 ETF ...................... 158 10/15/21 USD 208.00 USD 3,456 25,596
SPDR S&P 500 ETF Trust ...................... 76 10/15/21 USD 418.00 USD 3,261 28,614
SPDR S&P 500 ETF Trust ...................... 1,376 10/15/21 USD 433.00 USD 59,050 1,151,712
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,660 11/19/21 USD 85.00 USD 23,272 118,370
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 3,101 11/19/21 USD 131.00 USD 41,253 279,090
Lowe's Cos., Inc. ............................ 390 11/19/21 USD 195.00 USD 7,912 221,325
Seagate Technology Holdings plc ................. 66 11/19/21 USD 70.00 USD 545 6,633
SPDR S&P 500 ETF Trust ...................... 757 11/19/21 USD 428.00 USD 32,486 878,120
Spire Global, Inc. ............................ 40 11/19/21 USD 10.00 USD 50 8,500
Uber Technologies, Inc. ....................... 99 11/19/21 USD 30.00 USD 444 1,188
U.S. Treasury 5 Year Note ...................... 23 11/26/21 USD 122.00 USD 2,300 5,031
90-day Eurodollar December 2021 Futures .......... 563 12/10/21 USD 99.38 USD 140,750 31,669
90-day Eurodollar December 2021 Futures .......... 4,726 12/10/21 USD 98.38 USD 1,181,500 1,595,025
American Airlines Group, Inc. .................... 107 12/17/21 USD 15.00 USD 220 3,424
PG&E Corp. ............................... 182 12/17/21 USD 7.00 USD 175 2,002
SPDR S&P 500 ETF Trust ...................... 619 12/17/21 USD 423.00 USD 26,564 824,508

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Uber Technologies, Inc. ....................... 212 12/17/21 USD 25.00 USD 950 $ 2,650
6,079,623
$ 19,504,397
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 7,895 10/15/21 EUR 710.00 EUR 4,896 $ 2,102
PayPal Holdings, Inc. ...... BNP Paribas SA 32,202 10/15/21 USD 292.50 USD 8,379 6,074
Sanofi ................ Credit Suisse International 37,681 10/15/21 EUR 90.00 EUR 3,131 1,309
Unilever NV ............ Credit Suisse International 119,276 10/15/21 EUR 49.77 EUR 5,564 8,684
USD Currency ........... JPMorgan Chase Bank NA — 10/27/21 CNH 6.60 USD 18,256 6,418
Adidas AG ............. Barclays Bank plc 9,548 11/19/21 EUR 305.00 EUR 2,595 19,784
DR Horton, Inc. .......... Citibank NA 73,825 11/19/21 USD 102.50 USD 6,199 23,105
EURO STOXX 50 Price Index Credit Suisse International 2,640 11/19/21 EUR 4,200.00 EUR 10,687 113,148
Generac Holdings, Inc. ..... Credit Suisse International 7,260 11/19/21 USD 450.00 USD 2,967 75,141
ResMed, Inc. ........... Citibank NA 14,654 11/19/21 USD 280.00 USD 3,862 83,631
Wells Fargo & Co. ........ Citibank NA 348,461 11/19/21 USD 49.00 USD 16,172 420,491
Willscot Mobile Mini Holdings
Corp. ............... Credit Suisse International 30,275 12/17/21 EUR 30.00 EUR 960 101,421
Vodafone Group plc ....... Goldman Sachs International 2,349,982 01/21/22 GBP 1.20 GBP 2,663 88,247
Amazon.com, Inc. ........ Citibank NA 2,862 06/17/22 USD 4,150.00 USD 9,402 184,814
1,134,369
Put
ASML Holding NV ........ Goldman Sachs International 5,541 10/15/21 EUR 620.00 EUR 3,579 53,401
EUR Currency ........... Deutsche Bank AG — 10/15/21 USD 1.17 EUR 76,054 658,067
EUR Currency ........... BNP Paribas SA — 11/24/21 USD 1.15 EUR 65,903 350,397
EUR Currency ........... Morgan Stanley & Co. International plc — 11/24/21 USD 1.16 EUR 65,903 700,820
EUR Currency ........... BNP Paribas SA — 02/24/22 USD 1.16 EUR 49,162 709,820
2,472,505
$ 3,606,874
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 1,106 10/15/21 USD 10,104 $ 99,261
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 10/20/21 USD 108.00 USD 3,310 $ 8,732

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 10/20/21 USD 108.50 USD 2,655 $ 11,560
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Credit Suisse
International 10/20/21 USD 109.00 USD 3,205 17,541
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Goldman Sachs
International 10/20/21 USD 109.00 USD 2,940 16,091
$ 53,924
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.34% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.34 % USD 22,683 $ 31,819
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.26% Semi-Annual
Goldman Sachs
International 11/26/21 1.26 USD 29,561 60,297
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Goldman Sachs
International 11/26/21 1.30 USD 26,881 70,034
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 14,336 76,786
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 10,749 72,790
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.40 USD 13,213 62,020
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 EUR 29,481 137,240
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 29,189 768,046
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 30,938 247,901
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 811,918
2,338,851
Put
5-Year Interest Rate Swap
(a)
. 1.15% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/08/21 1.15 USD 74,674 209,254
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 28,337 714,121
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 27,640 711,166
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 26,037 646,729
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 36,852 248,945
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 420,846 418,070
2,948,285
$ 5,287,136

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 4,858 12/17/21 EUR 3,500.00 EUR 3,100.00 EUR — $ (201,418)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Applied Materials, Inc. ......................... 359 10/15/21 USD 150.00 USD 4,621 $ (4,308)
Crowdstrike Holdings, Inc. ....................... 162 10/15/21 USD 290.00 USD 3,982 (2,916)
iShares China Large-Cap ETF .................... 7,606 10/15/21 USD 46.00 USD 29,610 (7,606)
iShares MSCI Japan ETF ....................... 1,832 10/15/21 USD 77.00 USD 12,870 (8,244)
Micron Technology, Inc. ........................ 684 10/15/21 USD 80.00 USD 4,855 (5,814)
NVIDIA Corp. ............................... 158 10/15/21 USD 240.00 USD 3,273 (5,135)
SPDR S&P 500 ETF Trust ....................... 3,273 10/15/21 USD 452.00 USD 140,458 (50,732)
Western Digital Corp. .......................... 1 10/15/21 USD 75.00 USD 6 (10)
Western Digital Corp. .......................... 285 10/15/21 USD 90.00 USD 1,609 (4,275)
Western Digital Corp. .......................... 286 10/15/21 USD 80.00 USD 1,614 (858)
Xilinx, Inc. ................................. 256 10/15/21 USD 180.00 USD 3,865 (7,040)
Xilinx, Inc. ................................. 702 10/15/21 USD 175.00 USD 10,599 (26,676)
Alcoa Corp. ................................ 791 11/19/21 USD 60.00 USD 3,871 (90,570)
Alphabet, Inc. ............................... 32 11/19/21 USD 3,150.00 USD 8,529 (17,920)
Best Buy Co., Inc. ............................ 353 11/19/21 USD 145.00 USD 3,732 (5,648)
ConocoPhillips .............................. 1,027 11/19/21 USD 70.00 USD 6,960 (263,930)
Eli Lilly & Co. ............................... 161 11/19/21 USD 260.00 USD 3,720 (23,909)
Global Payments, Inc. ......................... 362 11/19/21 USD 195.00 USD 5,704 (16,290)
iShares China Large-Cap ETF .................... 1,751 11/19/21 USD 49.00 USD 6,817 (36,771)
JPMorgan Chase & Co. ........................ 75 11/19/21 USD 170.00 USD 1,228 (24,375)
Lowe's Cos., Inc. ............................. 390 11/19/21 USD 225.00 USD 7,912 (58,811)
Microsoft Corp. .............................. 734 11/19/21 USD 335.00 USD 20,693 (38,168)
NVIDIA Corp. ............................... 174 11/19/21 USD 262.50 USD 3,605 (17,748)
Rio Tinto plc ................................ 568 11/19/21 USD 77.50 USD 3,795 (24,140)
salesforce.com, Inc. ........................... 759 11/19/21 USD 320.00 USD 20,586 (51,233)
SPDR S&P 500 ETF Trust ....................... 4,536 11/19/21 USD 460.00 USD 194,658 (276,696)
Twilio, Inc. ................................. 108 11/19/21 USD 440.00 USD 3,446 (11,232)
Vale SA ................................... 2,303 11/19/21 USD 20.00 USD 3,213 (11,515)
Zscaler, Inc. ................................ 210 11/19/21 USD 270.00 USD 5,507 (235,200)
Bank of America Corp. ......................... 730 12/17/21 USD 45.00 USD 3,099 (81,395)
Best Buy Co., Inc. ............................ 1,182 12/17/21 USD 125.00 USD 12,495 (129,429)
BP plc .................................... 1,186 12/17/21 USD 30.00 USD 3,241 (74,718)
Comcast Corp. .............................. 678 12/17/21 USD 62.50 USD 3,792 (34,578)
Dexcom, Inc. ............................... 73 12/17/21 USD 660.00 USD 3,992 (39,420)
Diamondback Energy, Inc. ....................... 392 12/17/21 USD 130.00 USD 3,711 (58,800)
Diamondback Energy, Inc. ....................... 655 12/17/21 USD 135.00 USD 6,201 (76,963)
EQT Corp. ................................. 964 12/17/21 USD 25.00 USD 1,972 (89,170)
Freeport-McMoRan, Inc. ........................ 3,012 12/17/21 USD 40.00 USD 9,798 (218,370)
Johnson & Johnson ........................... 231 12/17/21 USD 180.00 USD 3,731 (12,590)
SPDR S&P 500 ETF Trust ....................... 649 12/17/21 USD 455.00 USD 27,851 (183,018)
UnitedHealth Group, Inc. ........................ 93 12/17/21 USD 450.00 USD 3,634 (14,973)
SPDR S&P 500 ETF Trust ....................... 1,636 12/31/21 USD 470.00 USD 70,207 (151,330)
SPDR S&P 500 ETF Trust ....................... 1,651 12/31/21 USD 480.00 USD 70,851 (60,262)
Caesars Entertainment, Inc. ..................... 263 01/21/22 USD 130.00 USD 2,953 (130,843)
Devon Energy Corp. ........................... 1,134 01/21/22 USD 40.00 USD 4,027 (222,264)
Devon Energy Corp. ........................... 1,399 01/21/22 USD 38.00 USD 4,968 (356,046)
(3,261,939)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 3,330 10/01/21 USD 420.00 USD 142,904 $ (58,275)
SPDR S&P 500 ETF Trust ....................... 107 10/08/21 USD 405.00 USD 4,592 (7,062)
Apple, Inc. ................................. 383 10/15/21 USD 135.00 USD 5,419 (49,216)
Apple, Inc. ................................. 525 10/15/21 USD 130.00 USD 7,429 (34,388)
Applied Materials, Inc. ......................... 359 10/15/21 USD 110.00 USD 4,621 (12,386)
Aptiv plc ................................... 243 10/15/21 USD 140.00 USD 3,620 (26,123)
Autodesk, Inc. ............................... 226 10/15/21 USD 290.00 USD 6,445 (215,830)
Barclays plc ................................ 1,777 10/15/21 GBP 1.65 GBP 3,369 (17,957)
Constellation Brands, Inc. ....................... 523 10/15/21 USD 200.00 USD 11,019 (107,215)
Crowdstrike Holdings, Inc. ....................... 162 10/15/21 USD 200.00 USD 3,982 (7,533)
Deere & Co. ................................ 88 10/15/21 USD 330.00 USD 2,949 (55,220)
Facebook, Inc. .............................. 272 10/15/21 USD 330.00 USD 9,231 (143,480)
Hilton Worldwide Holdings, Inc. ................... 305 10/15/21 USD 110.00 USD 4,029 (7,625)
Intuitive Surgical, Inc. .......................... 38 10/15/21 USD 925.00 USD 3,778 (26,790)
iShares Russell 2000 ETF ....................... 112 10/15/21 USD 195.00 USD 2,450 (2,464)
iShares Russell 2000 ETF ....................... 158 10/15/21 USD 190.00 USD 3,456 (4,740)
Masco Corp. ................................ 513 10/15/21 USD 55.00 USD 2,850 (50,018)
Mastercard, Inc. ............................. 190 10/15/21 USD 325.00 USD 6,606 (40,850)
Micron Technology, Inc. ........................ 508 10/15/21 USD 67.50 USD 3,606 (32,766)
Microsoft Corp. .............................. 305 10/15/21 USD 255.00 USD 8,599 (33,550)
Nucor Corp. ................................ 333 10/15/21 USD 92.50 USD 3,280 (52,448)
SPDR S&P 500 ETF Trust ....................... 76 10/15/21 USD 390.00 USD 3,261 (5,472)
SPDR S&P 500 ETF Trust ....................... 1,376 10/15/21 USD 413.00 USD 59,050 (388,720)
TE Connectivity Ltd. ........................... 183 10/15/21 USD 125.00 USD 2,511 (12,810)
Thermo Fisher Scientific, Inc. ..................... 66 10/15/21 USD 490.00 USD 3,771 (2,640)
Thermo Fisher Scientific, Inc. ..................... 71 10/15/21 USD 500.00 USD 4,056 (3,728)
TJX Cos., Inc. (The) ........................... 1,392 10/15/21 USD 65.00 USD 9,184 (164,952)
United Parcel Service, Inc. ...................... 141 10/15/21 USD 180.00 USD 2,568 (36,378)
Alphabet, Inc. ............................... 12 11/19/21 USD 2,500.00 USD 3,198 (71,940)
Alphabet, Inc. ............................... 36 11/19/21 USD 2,600.00 USD 9,595 (329,940)
BNP Paribas SA ............................. 187 11/19/21 EUR 50.00 EUR 1,037 (32,492)
Boston Scientific Corp. ......................... 899 11/19/21 USD 38.00 USD 3,901 (39,556)
Comcast Corp. .............................. 2,732 11/19/21 USD 50.00 USD 15,280 (177,580)
Edwards Lifesciences Corp. ..................... 340 11/19/21 USD 100.00 USD 3,849 (50,150)
Eli Lilly & Co. ............................... 161 11/19/21 USD 210.00 USD 3,720 (61,180)
Facebook, Inc. .............................. 442 11/19/21 USD 330.00 USD 15,001 (583,440)
Global Payments, Inc. ......................... 340 11/19/21 USD 175.00 USD 5,358 (651,100)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,660 11/19/21 USD 82.00 USD 23,272 (62,510)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 3,101 11/19/21 USD 128.00 USD 41,253 (131,793)
Lowe's Cos., Inc. ............................. 390 11/19/21 USD 180.00 USD 7,912 (90,675)
Mastercard, Inc. ............................. 265 11/19/21 USD 330.00 USD 9,214 (206,038)
Microsoft Corp. .............................. 85 11/19/21 USD 265.00 USD 2,396 (51,850)
Microsoft Corp. .............................. 245 11/19/21 USD 280.00 USD 6,907 (263,375)
Parker-Hannifin Corp. .......................... 226 11/19/21 USD 250.00 USD 6,319 (83,620)
Societe Generale SA .......................... 374 11/19/21 EUR 24.00 EUR 1,017 (19,495)
SPDR S&P 500 ETF Trust ....................... 757 11/19/21 USD 398.00 USD 32,486 (364,496)
Twilio, Inc. ................................. 108 11/19/21 USD 300.00 USD 3,446 (149,580)
Zscaler, Inc. ................................ 210 11/19/21 USD 200.00 USD 5,507 (21,315)
U.S. Treasury 10 Year Note ...................... 1,040 11/26/21 USD 131.00 USD 104,000 (666,250)
Alphabet, Inc. ............................... 10 12/17/21 USD 2,550.00 USD 2,665 (93,950)
Amazon.com, Inc. ............................ 9 12/17/21 USD 3,100.00 USD 2,957 (86,085)
Charter Communications, Inc. .................... 103 12/17/21 USD 680.00 USD 7,494 (177,675)
Dexcom, Inc. ............................... 73 12/17/21 USD 470.00 USD 3,992 (77,015)
SPDR S&P 500 ETF Trust ....................... 619 12/17/21 USD 388.00 USD 26,564 (367,686)
UnitedHealth Group, Inc. ........................ 94 12/17/21 USD 350.00 USD 3,673 (66,270)
Energy Transfer LP ........................... 2,401 01/21/22 USD 8.00 USD 2,300 (74,431)
FedEx Corp. ................................ 139 01/21/22 USD 220.00 USD 3,048 (199,118)
(6,851,241)
$ (10,113,180)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ASML Holding NV ........... Goldman Sachs International 5,541 10/15/21 EUR 700.00 EUR 3,579 $ (17,645)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,895 10/15/21 EUR 750.00 EUR 4,896 (183)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.75 USD 27,384 (1,459)
Adidas AG ................ Barclays Bank plc 9,548 11/19/21 EUR 330.00 EUR 2,595 (3,427)
EURO STOXX 50 Price Index ... Credit Suisse International 2,632 11/19/21 EUR 4,350.00 EUR 10,655 (19,207)
Wells Fargo & Co. ........... Citibank NA 348,461 11/19/21 USD 54.00 USD 16,172 (95,994)
Vodafone Group plc .......... Goldman Sachs International 2,349,982 01/21/22 GBP 1.35 GBP 2,663 (14,502)
(152,417)
Put
Adidas AG ................ Credit Suisse International 10,713 10/15/21 EUR 280.00 EUR 2,912 (140,474)
EUR Currency .............. Deutsche Bank AG — 10/15/21 USD 1.16 EUR 76,054 (257,324)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,895 10/15/21 EUR 640.00 EUR 4,896 (248,017)
PayPal Holdings, Inc. ......... BNP Paribas SA 32,202 10/15/21 USD 255.00 USD 8,379 (143,540)
Sanofi ................... Credit Suisse International 37,681 10/15/21 EUR 80.00 EUR 3,131 (18,769)
Unilever NV ............... Credit Suisse International 119,276 10/15/21 EUR 43.49 EUR 5,564 (10,706)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.45 USD 5,464 (17,752)
USD Currency .............. Deutsche Bank AG — 11/03/21 BRL 4.85 USD 9,488 (987)
Adidas AG ................ Barclays Bank plc 9,548 11/19/21 EUR 265.00 EUR 2,595 (101,973)
DR Horton, Inc. ............. Citibank NA 67,719 11/19/21 USD 87.50 USD 5,686 (414,779)
Generac Holdings, Inc. ........ Credit Suisse International 7,260 11/19/21 USD 360.00 USD 2,967 (68,598)
ResMed, Inc. .............. Citibank NA 14,654 11/19/21 USD 245.00 USD 3,862 (75,329)
Wells Fargo & Co. ........... Citibank NA 174,231 11/19/21 USD 42.00 USD 8,086 (168,358)
EUR Currency .............. BNP Paribas SA — 11/24/21 USD 1.16 EUR 65,903 (684,763)
Global Payments, Inc. ........ Citibank NA 33,157 12/17/21 USD 150.00 USD 5,225 (204,644)
LVMH Moet Hennessy Louis Vuitton
SE ................... UBS AG 5,543 12/17/21 EUR 600.00 EUR 3,437 (154,290)
Willscot Mobile Mini Holdings Corp. Credit Suisse International 30,275 12/17/21 EUR 25.00 EUR 960 (6,055)
Amazon.com, Inc. ........... Citibank NA 1,432 06/17/22 USD 2,800.00 USD 4,704 (177,461)
(2,893,819)
$ (3,046,236)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 10/20/21 NR USD 104.00 USD 3,310 $ (1,543)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Credit Suisse
International 10/20/21 NR USD 105.00 USD 3,205 (1,895)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 10/20/21 NR USD 105.00 USD 2,940 (1,739)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 10/20/21 NR USD 105.00 USD 2,655 (2,131)
$ (7,308)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 % USD 391,953 $ (211,464)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (442,721)
(654,185)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.18% Semi-Annual Citibank NA 10/12/21 1.18 USD 145,233 (74,880)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.59% Semi-Annual Citibank NA 10/12/21 1.59 USD 105,294 (288,445)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 28,337 (63,957)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 11/17/21 1.62 USD 71,729 (519,907)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.94 USD 22,683 (346,511)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 27,640 (78,864)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual
Goldman Sachs
International 11/26/21 1.70 USD 26,881 (156,656)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.71% Semi-Annual
Goldman Sachs
International 11/26/21 1.71 USD 29,561 (164,310)
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.96% Semi-Annual
Goldman Sachs
International 11/26/21 1.96 USD 14,336 (144,648)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual
Goldman Sachs
International 11/26/21 2.01 USD 10,749 (130,050)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 26,037 (93,535)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.90% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.90 USD 13,213 (343,030)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.31% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.31 USD 66,905 (193,250)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.97 USD 13,205 (265,475)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 12/23/21 1.72 USD 63,639 (518,497)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 111,493 (1,100,018)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 121,539 (1,702,831)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 55,886 (788,790)
(6,973,654)
$ (7,627,839)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (5,821,528) $ (4,283,211) $ (1,538,317)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 25,577 (2,286,187) (491,955) (1,794,232)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 40,941 (998,785) (785,256) (213,529)
$ (9,106,500) $ (5,560,422) $ (3,546,078)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BB- EUR 23,929 $ 3,389,262 $ 1,782,206 $ 1,607,056
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 4,993 685,268 694,021 (8,753)
$ 4,074,530 $ 2,476,227 $ 1,598,303
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 309,250 $ (1,407,061) $ (6,262) $ (1,400,799)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 174,093 (1,260,691) (10,485) (1,250,206)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 (314,704) — (314,704)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (301,712) — (301,712)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (403,164) — (403,164)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (366,527) — (366,527)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 248,690 539,700 — 539,700
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 61,771 227,818 — 227,818
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 56,316 (63,480) — (63,480)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 51,912 85,667 — 85,667
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 78,244 46,925 — 46,925
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 51,825 35,101 — 35,101
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 25,912 16,387 — 16,387
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 124,698 — 124,698
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 129,275 — 129,275
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 78,160 96,113 — 96,113
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 50,888 46,457 — 46,457
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 38,939 — 38,939
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 37,025 — 37,025
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 34,749 — 34,749
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 33,287 — 33,287
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,382 35,518 — 35,518
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 124,109 (3,852,911) 1,129 (3,854,040)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 47,190 945,731 — 945,731
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 136,775 (2,796,669) — (2,796,669)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 37,887 (674,452) — (674,452)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 95,698 (2,360,791) — (2,360,791)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 46,406 550,148 — 550,148
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 12,682 142,582 — 142,582
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 152,601 (891,462) — (891,462)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 222,921 (591,971) — (591,971)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 91,791 (153,016) — (153,016)
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 222,921 3,346,483 — 3,346,483
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 91,791 1,287,227 — 1,287,227
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 214,430 3,365,618 — 3,365,618
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 324,839 4,953,310 — 4,953,310
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 108,280 528,447 — 528,447
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 33,790 (5,970) — (5,970)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 30,591 (189,856) — (189,856)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (183,777) — (183,777)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (278,498) — (278,498)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (259,488) — (259,488)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (230,822) — (230,822)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 $ (134,266) $ — $ (134,266)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (207,953) — (207,953)
0.94% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/26 USD 17,852 130,575 — 130,575
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 15,068 960,850 — 960,850
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 35,177 (1,166,397) (27,847) (1,138,550)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 16,269 (1,161,259) — (1,161,259)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 5,989 (415,908) — (415,908)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 9,114 (649,868) — (649,868)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 9,114 611,042 — 611,042
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 7,292 (500,616) — (500,616)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 7,292 456,029 — 456,029
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 25,003 1,444,288 — 1,444,288
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 15,984 462,039 — 462,039
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,412 253,267 — 253,267
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 69,777 (346,152) — (346,152)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 40,156 (124,284) — (124,284)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 26,608 (228,572) — (228,572)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 4,718 (27,103) — (27,103)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,718 (233,223) — (233,223)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,111 (232,044) — (232,044)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 40,710 (200,579) — (200,579)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 39,120 112,608 — 112,608
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 16,766 51,338 — 51,338
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 429,735 — 429,735
1.40% Semi-Annual 3 month LIBOR Quarterly 10/12/21
(a)
10/12/31 USD 22,838 351,062 — 351,062
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 13,918 237,429 — 237,429
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 20,245 351,119 — 351,119
1.44% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/31 USD 12,246 167,613 — 167,613
1.41% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/31 USD 8,480 142,378 — 142,378
1.70% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/41 USD 6,571 161,221 — 161,221
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 11,154 2,506,746 — 2,506,746
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 7,327 1,668,512 — 1,668,512
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 15,811 (2,896,217) — (2,896,217)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 3,724 (677,739) — (677,739)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 10,990 (1,981,171) — (1,981,171)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 23,435 3,101,781 — 3,101,781
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 8,912 (1,822,803) — (1,822,803)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 9,223 1,443,735 — 1,443,735
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 27,021 5,461,026 — 5,461,026
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 20,309 2,563,793 — 2,563,793
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 9,223 1,344,131 — 1,344,131
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 6,719 612,512 — 612,512
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 36,086 (5,467,382) — (5,467,382)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 9,223 1,245,108 — 1,245,108
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 21,904 2,056,928 — 2,056,928
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 7,491 569,264 — 569,264
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 15,926 822,243 — 822,243
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 28,612 2,472,524 — 2,472,524
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 16,319 1,042,732 — 1,042,732
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 9,099 397,421 — 397,421
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 9,412 366,418 — 366,418
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 26,100 (3,781,478) — (3,781,478)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 17,400 3,975,952 — 3,975,952
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 3,671 (57,409) — (57,409)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 13,763 (609,718) — (609,718)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 2,265 (80,050) — (80,050)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 4,280 (213,497) — (213,497)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 9,332 (13,372) — (13,372)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 3,283 174,431 — 174,431

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.71% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/51 USD 3,105 $ 119,129 $ — $ 119,129
$ 15,098,102 $ (43,465) $ 15,141,567
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (175,626) $ 285,916 $ (461,542)
Rite Aid Corp. ............ 5.00 Quarterly Goldman Sachs International 06/20/26 USD 221 35,575 18,559 17,016
$ – $ – $ –
$ (140,051) $ 304,475 $ (444,526)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC+ USD 4,440 $ 49,001 $ (44,962) $ 93,963
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 192 (12,988) (20,236) 7,248
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 1,111 (75,152) (117,098) 41,946
$ (39,139) $ (182,296) $ 143,157
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (295,348) $ — $ (295,348)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (306,821) — (306,821)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 (245,759) — (245,759)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (42,477) — (42,477)
$ (890,405) $ — $ (890,405)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $31,258 of net dividends and financing fees.
(e)
Amount includes $57,880 of net dividends and financing fees.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (52,394) Citibank NA 10/19/21 USD 52 $ (68,060) $ — $ (68,060)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (34,032) Citibank NA 10/19/21 USD 34 87,405 — 87,405
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (34,032) Citibank NA 10/19/21 USD 34 86,725 — 86,725
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (33,596) Citibank NA 10/21/21 USD 34 65,026 — 65,026
S&P 500 Annual Dividend
Futures December 2021 ... USD 2,403,225 BNP Paribas SA 12/17/21 USD 2,403 546,975 — 546,975
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 6,901,737 Goldman Sachs International 12/20/21 USD 6,902 28,321 (1,618) 29,939
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 4,601,158
Morgan Stanley & Co.
International plc 12/20/21 USD 4,601 12,588 (1,079) 13,667
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 6,901,737 Goldman Sachs International 03/20/22 USD 6,902 24,320 (1,826) 26,146
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 4,601,158
Morgan Stanley & Co.
International plc 03/20/22 USD 4,601 9,936 (1,218) 11,154
$ 793,236 $ (5,741) $ 798,977
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/24/23 $ (12,037,815) $ 394,191
(c)
$ (11,674,882) 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (21,203,049) 996,903
(e)
(20,264,026) 0.3
$ 1,391,094 $ (31,938,908)
(b) (d)
Range: 18-107 basis points 0-175 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of September
30, 2021, expiration date 02/24/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Belgium
UCB SA ............... (1,712) $ (191,705) 1.6%
Brazil
Banco BTG Pactual SA ..... (39,354) (180,664) 1.5
Shares Value
% of Basket
Value
China
Bilibili, Inc., ADR .......... (5,724) $ (378,757) 3.3%
China Conch Venture Holdings
Ltd. ................ (122,000) (566,492) 4.9
China Longyuan Power Group
Corp. Ltd., Class H ...... (182,000) (446,593) 3.8
China Molybdenum Co. Ltd.,
Class H .............. (156,000) (96,311) 0.8
China Resources Gas Group
Ltd. ................ (14,000) (73,555) 0.6
China Vanke Co. Ltd., Class H (86,700) (237,065) 2.0

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Shares Value
% of Basket
Value
China (continued)
Kingsoft Cloud Holdings Ltd.,
ADR ................ (10,126) $ (286,768) 2.5%
Longfor Group Holdings Ltd. .. (81,000) (370,096) 3.2
Microport Scientific Corp. .... (62,700) (351,573) 3.0
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (50,500) (258,527) 2.2
Sunny Optical Technology Group
Co. Ltd. .............. (23,700) (620,582) 5.3
TravelSky Technology Ltd., Class
H .................. (16,000) (30,860) 0.3
Xinyi Solar Holdings Ltd. .... (76,000) (155,582) 1.3
(3,872,761)
Denmark
Vestas Wind Systems A/S ... (10,283) (412,441) 3.5
Finland
Sampo OYJ, Class A ....... (19,028) (940,760) 8.1
South Korea
Celltrion Healthcare Co. Ltd. .. (10,717) (980,276) 8.4
Hyundai Motor Co. ........ (684) (113,862) 1.0
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (1,657) (140,818) 1.2
(1,234,956)
Spain
Ferrovial SA ............. (9,639) (281,350) 2.4
Sweden
Evolution AB ............ (1,570) (237,760) 2.0
Investor AB, Class B ....... (27,944) (600,918) 5.2
Skandinaviska Enskilda Banken
AB, Class A ........... (24,063) (339,128) 2.9
(1,177,806)
Switzerland
UBS Group AG (Registered) .. (5,220) (83,320) 0.7
Taiwan
E.Sun Financial Holding Co. Ltd. (93,377) (87,869) 0.8
United Kingdom
BT Group plc ............ (68,523) (146,900) 1.3
HSBC Holdings plc ........ (10,882) (56,899) 0.5
Prudential plc ............ (6,579) (127,668) 1.1
SSE plc ................ (14,917) (314,079) 2.7
Tesco plc ............... (128,068) (436,153) 3.7
(1,081,699)
United States
American International Group,
Inc. ................. (5,065) (278,018) 2.4
Amphenol Corp., Class A .... (2,984) (218,518) 1.9
Boeing Co. (The) ......... (3,031) (666,638) 5.7
eBay, Inc. .............. (7,764) (540,918) 4.6
General Electric Co. ....... (3,457) (356,175) 3.0
Jackson Financial, Inc., Class A (164) (4,264) (0.0)
JBS SA ................ (9,575) (65,020) 0.6
(2,129,551)
Total Reference Entity — Short ............ (11,674,882)
Net Value of Reference Entity — Citibank NA .. $ (11,674,882)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Australia
Afterpay Ltd. ............ (5,795) $ (503,441) 2.5%
Macquarie Group Ltd. ...... (1,039) (134,235) 0.7
Sydney Airport ........... (71,126) (417,711) 2.0
Transurban Group ......... (11,913) (106,366) 0.5
(1,161,753)
Brazil
Americanas SA ........... (9,721) (55,087) 0.3
Hapvida Participacoes e
Investimentos SA ....... (137,755) (343,771) 1.7
Raia Drogasil SA ......... (81,017) (345,892) 1.7
(744,750)
Canada
Agnico Eagle Mines Ltd. ..... (2,319) (120,308) 0.6
Canadian National Railway Co. (1,953) (226,323) 1.1
(346,631)
China
CanSino Biologics, Inc., Class H (2,400) (84,889) 0.4
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (221,393) 1.1
Country Garden Holdings Co.
Ltd. ................ (835,000) (860,974) 4.2
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (26,800) (142,548) 0.7
GDS Holdings Ltd., ADR .... (4,173) (236,233) 1.2
Geely Automobile Holdings Ltd. (164,000) (470,780) 2.3
Great Wall Motor Co. Ltd., Class
H .................. (111,500) (410,268) 2.0
Innovent Biologics, Inc. ..... (16,000) (154,084) 0.8
iQIYI, Inc., ADR .......... (104,305) (837,569) 4.1
Kunlun Energy Co. Ltd. ..... (110,000) (114,535) 0.6
Ping An Healthcare and
Technology Co. Ltd. ..... (67,300) (438,669) 2.2
Shandong Gold Mining Co. Ltd.,
Class H .............. (227,000) (402,021) 2.0
Shenzhou International Group
Holdings Ltd. .......... (7,600) (161,298) 0.8
Xiaomi Corp., Class B ...... (53,200) (146,113) 0.7
ZTO Express Cayman, Inc.,
ADR ................ (6,968) (213,639) 1.1
(4,895,013)
Germany
Hannover Rueck SE ....... (2,598) (452,419) 2.2
Hong Kong
CK Asset Holdings Ltd. ..... (114,500) (660,639) 3.3
Japan
Ajinomoto Co., Inc. ........ (3,100) (91,605) 0.4
Central Japan Railway Co. ... (5,000) (798,120) 3.9
Denso Corp. ............ (2,100) (137,124) 0.7
FUJIFILM Holdings Corp. .... (1,800) (155,430) 0.8
Japan Post Holdings Co. Ltd. . (16,900) (142,056) 0.7
Kyowa Kirin Co. Ltd. ....... (800) (28,840) 0.1
Mitsui Fudosan Co. Ltd. ..... (23,100) (548,738) 2.7
Murata Manufacturing Co. Ltd. (2,100) (185,750) 0.9
Sekisui House Ltd. ........ (3,000) (62,823) 0.3
Shimano, Inc. ............ (200) (58,437) 0.3

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Shares Value
% of Basket
Value
Japan (continued)
Sumitomo Realty & Development
Co. Ltd. .............. (4,900) $ (179,101) 0.9%
Unicharm Corp. .......... (2,100) (93,055) 0.5
(2,481,079)
Macau
Galaxy Entertainment Group
Ltd. ................ (32,000) (164,193) 0.8
Mexico
Wal-Mart de Mexico SAB de CV (57,535) (194,975) 1.0
South Africa
Capitec Bank Holdings Ltd. ... (3,401) (410,841) 2.0
South Korea
Korea Zinc Co. Ltd. ........ (165) (69,611) 0.4
POSCO Chemical Co. Ltd. ... (4,688) (689,826) 3.4
Samsung Life Insurance Co. Ltd. (698) (42,820) 0.2
(802,257)
Spain
Aena SME SA ........... (2,950) (510,178) 2.5
Shares Value
% of Basket
Value
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (57) $ (637,309) 3.1%
Credit Suisse Group AG
(Registered) ........... (159,334) (1,573,624) 7.8
Schindler Holding AG ...... (740) (198,668) 1.0
(2,409,601)
Taiwan
Taiwan Cement Corp. ...... (39,000) (71,029) 0.3
United Kingdom
Aviva plc ............... (72,472) (384,092) 1.9
United States
Chipotle Mexican Grill, Inc. ... (221) (401,672) 2.0
Dollar General Corp. ....... (2,927) (620,934) 3.1
Kimberly-Clark Corp. ....... (4,583) (606,972) 3.0
Kraft Heinz Co. (The) ....... (12,748) (469,381) 2.3
PACCAR, Inc. ........... (7,842) (618,891) 3.1
Paychex, Inc. ............ (8,922) (1,003,279) 4.9
Roper Technologies, Inc. .... (1,913) (853,447) 4.2
(4,574,576)
Total Reference Entity — Short ............ (20,264,026)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (20,264,026)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.24%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 53,909,690 $ — $ 53,909,690
Ireland .............................................. — 3,926,136 — 3,926,136
Netherlands ........................................... — 454,670 — 454,670
United States .......................................... — 125,172,382 4,804,880 129,977,262
Common Stocks:
Argentina ............................................ 34,164,034 — — 34,164,034
Australia ............................................. — 13,792,254 9,307,015 23,099,269
Belgium ............................................. — 87,408 — 87,408
Brazil ............................................... 7,813,252 — — 7,813,252
Canada ............................................. 67,484,177 — — 67,484,177
Cayman Islands ........................................ 2,557,108 — — 2,557,108
China ............................................... 56,923,873 145,903,060 — 202,826,933
Denmark ............................................. — 25,420,935 — 25,420,935
Finland .............................................. — 12,815,492 — 12,815,492
France .............................................. 1,281 183,413,092 — 183,414,373
Germany ............................................ 35,755,037 216,318,592 — 252,073,629
Hong Kong ........................................... 739,205 33,401,554 — 34,140,759
India ............................................... — 16,824,885 7,492,849 24,317,734
Indonesia ............................................ — 2,321,483 — 2,321,483
Israel ............................................... 2,307,311 2,369,646 — 4,676,957
Italy ................................................ — 75,452,772 — 75,452,772
Japan ............................................... — 103,705,081 — 103,705,081
Luxembourg .......................................... — 23,282,679 — 23,282,679
Macau .............................................. — 148,167 — 148,167
Mexico .............................................. 281,986 — — 281,986
Netherlands ........................................... — 138,203,552 — 138,203,552

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
New Zealand .......................................... $ — $ 57,111 $ — $ 57,111
Norway .............................................. — 839,179 — 839,179
Poland .............................................. — 3,185,289 — 3,185,289
Portugal ............................................. 1,512,883 — — 1,512,883
Saudi Arabia .......................................... — 94,560 — 94,560
Singapore ............................................ — 4,789,499 — 4,789,499
South Africa ........................................... — 5,739,482 — 5,739,482
South Korea .......................................... 1,057,422 50,471,383 — 51,528,805
Spain ............................................... 30,882,808 1,162,172 — 32,044,980
Sweden ............................................. 3,219,282 68,768,999 — 71,988,281
Switzerland ........................................... 4,058,213 41,673,802 — 45,732,015
Taiwan .............................................. 6,230,534 74,962,265 — 81,192,799
Tanzania, United Republic Of ............................... — 30,904 — 30,904
Thailand ............................................. 1,892,621 — — 1,892,621
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 68,133,942 147,149,601 — 215,283,543
United States .......................................... 3,254,394,303 48,091,714 32,791,110 3,335,277,127
Corporate Bonds
Argentina ............................................ — 600,652 — 600,652
Australia ............................................. — — 41,122,277 41,122,277
Bahrain ............................................. — 685,874 — 685,874
Brazil ............................................... — 7,579,335 — 7,579,335
Canada ............................................. — 2,619,815 — 2,619,815
Chile ............................................... — 2,145,144 — 2,145,144
China ............................................... — 66,429,605 — 66,429,605
Colombia ............................................ — 2,437,604 — 2,437,604
Dominican Republic ..................................... — 701,526 — 701,526
France .............................................. — 1,117,738 — 1,117,738
Germany ............................................ — 20,353,951 — 20,353,951
Greece .............................................. — 4,882,999 — 4,882,999
Guatemala ........................................... — 1,608,141 — 1,608,141
Hong Kong ........................................... — 9,358,298 — 9,358,298
India ............................................... — 20,572,235 — 20,572,235
Indonesia ............................................ — 6,246,555 — 6,246,555
Israel ............................................... — 1,058,633 — 1,058,633
Italy ................................................ — 16,392,513 — 16,392,513
Japan ............................................... — 559,222 — 559,222
Kuwait .............................................. — 839,814 — 839,814
Luxembourg .......................................... — 22,632,054 — 22,632,054
Macau .............................................. — 4,232,040 — 4,232,040
Malaysia ............................................. — 3,146,237 — 3,146,237
Mexico .............................................. — 5,742,420 — 5,742,420
Mongolia ............................................. — 816,725 — 816,725
Morocco ............................................. — 633,488 — 633,488
Netherlands ........................................... — 2,439,812 — 2,439,812
Oman ............................................... — 689,319 — 689,319
Panama ............................................. — 275,744 — 275,744
Paraguay ............................................ — 456,492 — 456,492
Peru ................................................ — 1,576,724 — 1,576,724
Philippines ........................................... — 341,633 — 341,633
Saudi Arabia .......................................... — 684,101 — 684,101
Singapore ............................................ — 3,735,370 — 3,735,370
South Africa ........................................... — 1,289,463 — 1,289,463
South Korea .......................................... — 4,345,763 — 4,345,763
Spain ............................................... — 217,250 — 217,250
Switzerland ........................................... — 5,160,917 — 5,160,917
Tanzania, United Republic of ............................... — 1,288,394 — 1,288,394
Thailand ............................................. — 4,535,665 — 4,535,665
Turkey .............................................. — 285,566 1,712,000 1,997,566
Ukraine ............................................. — 347,242 — 347,242
United Arab Emirates .................................... — 2,040,080 — 2,040,080
United Kingdom ........................................ — 24,356,926 — 24,356,926
United States .......................................... — 241,016,475 6,313,684 247,330,159
Vietnam ............................................. — 642,104 — 642,104
Zambia .............................................. — 1,376,865 — 1,376,865
Floating Rate Loan Interests:

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Canada ............................................. $ — $ 13,426,745 $ — $ 13,426,745
France .............................................. — 10,649,176 — 10,649,176
Jersey, Channel Islands ................................... — — 3,307,630 3,307,630
Luxembourg .......................................... — 11,031,772 5,245,772 16,277,544
Netherlands ........................................... — 18,868,846 7,265,573 26,134,419
Spain ............................................... — — 8,352,635 8,352,635
United Kingdom ........................................ — 6,534,586 13,285,365 19,819,951
United States .......................................... — 170,269,663 39,670,207 209,939,870
Foreign Agency Obligations ................................. — 13,187,339 — 13,187,339
Foreign Government Obligations .............................. — 267,301,344 — 267,301,344
Investment Companies .................................... 113,158,656 — — 113,158,656
Non-Agency Mortgage-Backed Securities:
United States .......................................... — 174,892,100 23,465,820 198,357,920
Other Interests .......................................... — — 8,563,070 8,563,070
Preferred Securities:
Brazil ............................................... 1,186,431 — 3,927,792 5,114,223
China ............................................... — — 17,933,869 17,933,869
Germany ............................................ — 17,387,402 9,639,623 27,027,025
India ............................................... — — 5,299,914 5,299,914
Jersey .............................................. — — 5,459,436 5,459,436
United Kingdom ........................................ — — 15,435,000 15,435,000
United States .......................................... 53,453,429 32,550,653 106,979,274 192,983,356
Rights ................................................ — 23,818 — 23,818
U.S. Government Sponsored Agency Securities .................... — 229,752,873 — 229,752,873
U.S. Treasury Obligations ................................... — 20,047,480 — 20,047,480
Warrants .............................................. 1,101,650 313,257 329,576 1,744,483
Short-Term Securities:
Foreign Government Obligations .............................. — 23,647,855 — 23,647,855
Money Market Funds ...................................... 328,703,858 — — 328,703,858
Time Deposits .......................................... — 15,817,115 — 15,817,115
Options Purchased:
Credit contracts .......................................... — 53,924 — 53,924
Equity contracts .......................................... 17,872,672 1,181,352 — 19,054,024
Foreign currency exchange contracts ........................... — 3,188,592 — 3,188,592
Interest rate contracts ...................................... 1,631,725 5,287,136 — 6,918,861
Other contracts .......................................... — 823,637 — 823,637
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 203 203
Unfunded SPAC PIPE commitments
(b)
................................ 1,275,948 — — 1,275,948
Liabilities:
Investments Sold Short .................................... (28,265,984) — — (28,265,984)
$ 4,069,527,657 $ 3,160,670,678 $ 377,704,579 $ 7,607,902,914
Investme nts Valued at NAV
(c)
...................................... 215,901,001
$ —
$ 7,823,803,915
$ —
Derivative Financial Instruments
(d)
Assets:
Credit contracts ........................................... $ — $ 1,767,229 $ — $ 1,767,229
Equity contracts ........................................... 31,221,379 2,177,225 — 33,398,604
Foreign currency exchange contracts ............................ — 6,141,491 — 6,141,491
Interest rate contracts ....................................... 9,483,613 54,995,090 — 64,478,703
Liabilities:
Credit contracts ........................................... — (4,023,681) — (4,023,681)
Equity contracts ........................................... (11,236,113) (2,412,240) — (13,648,353)
Foreign currency exchange contracts ............................ — (12,928,833) — (12,928,833)
Interest rate contracts ....................................... (18,521,819) (48,290,861) — (66,812,680)
$ 10,947,060 $ (2,574,580) $ — $ 8,372,480
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets:
Opening balance, as of
December 31, 2020 .. $ 1,701,538 $ 16,347,363 $ 38,874,222 $ 42,534,107 $ — $ 88,105 $ — $ 109,054,903 $ — $ 370,686 $ 208,970,924
Transfers into level 3 ... — — — — — — — — — — —
Transfers out of level 3 .. (1,701,538) — — (3,194,811) — — — (2,405,341) — — (7,301,690)
Accrued discounts/premiums — — (20,631) 146,641 (4,870) — — — — — 121,140
Net realized gain ...... — — — 1,204,559 — — — 2,834,729 — — 4,039,288
Net change in unrealized
appreciation
(depreciation)
(a)
..... 589 11,713,473 (893,483) 2,899,152 (2,742) — 1,278,521 23,529,083 — (414,227) 38,110,366
Purchases ........... 4,804,291 21,530,143 11,187,853 71,532,242 23,473,432 — 7,284,549 65,006,420 203 373,117 205,192,250
Sales .............. — — — (37,994,708) — (88,105) — (33,344,886) — — (71,427,699)
Closing balance, as of
September 30, 2021 ..
$ 4,804,880 $ 49,590,979 $ 49,147,961 $ 77,127,182 $ 23,465,820 $ —
$ 8,563,070
$ 164,674,908 $ 203 $ 329,576 $ 377,704,579
Net change in unrealized
appreciation
(depreciation) on
investments still held a t
September 30, 2021
(a)
$ 589 $ 11,713,473 $ (893,483) $ 4,101,611 $ (2,742) $ —
$ 1,278,521
$ 50,065,925 $ — $ (256,722) $ 66,007,172
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $78,909,741. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 39,972,317 Income Discount Rate 16%
—
Market Revenue Multiple 6.75x – 24.75x 9.11x
Volatility 38% – 63% 41%
Time to Exit 1.0 – 3.1 1.4
EBITDA 24.00x —
Recent Transactions $5.99 – $3,840.52 $3,441.08
Corporate Bonds ........................... 49,147,961 Income Discount Rate 10% – 34% 17%
Market Recent Transactions $72.30 —
Floating Rate Loan Interests .................... 36,107,008 Income Discount Rate 6% – 10% 8%
Market Recent Transactions $115.26 —
Other Interests ............................ 8,563,070 Market Discount Rate 5% —
Preferred Stocks ........................... 164,674,908 Income Discount Rate 40% —
Market Revenue Multiple 1.50x – 35.62x 19.37%
Time to Exit 0.0 – 4.3 2.6
Volatility 41% – 70% 57%
Recent Transactions $5.96 – $3,840.50 $1,084.94
Warrants ................................ 329,574 Market Revenue Multiple 15.00x —
Time to Exit 0.0 – 2.2 1.4
Volatility 38% - 54% 43%
$ 298,794,838
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.